TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—99.5% of Net Assets
ASSET-BACKED SECURITIES—99.5%
AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2 5.80% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/17/37	$850,000	$853,869
AIMCO CLO 22 Ltd. Series 2024-22A, Class A 5.79% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/37	250,000	252,257
Alinea CLO Ltd. Series 2018-1A, Class BR 0.00% (-3 mo. USD Term SOFR + 1.150%)(1),(2),(3)	07/20/31	2,000,000	1,999,980
AMMC CLO 23 Ltd. Series 2020-23A, Class A1R2 5.72% (3 mo. USD Term SOFR + 1.420%)(1),(2)	04/17/35	600,000	600,955
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.98% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	825,000	831,724
Apidos CLO XIIX Ltd. Series 2024-49A, Class A2 6.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/24/37	400,000	401,832
Apidos CLO XLVII Ltd. Series 2024-47A, Class A1 5.80% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/26/37	500,000	504,272
Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3 5.47% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/37	1,000,000	1,001,750
Aqueduct European CLO 10 DAC Series 2024-10A, Class B 1.00% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/18/39	1,000,000	1,037,919
ARES Loan Funding IV Ltd. Series 2023-ALF4A, Class A1 6.05% (3 mo. USD Term SOFR + 1.750%)(1),(2)	10/15/36	180,000	181,440
ARES XLIV CLO Ltd. Series 2017-44A, Class A1R 5.64% (3 mo. USD Term SOFR + 1.342%)(1),(2)	04/15/34	100,000	100,095
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 5.45% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	1,000,000	1,004,000
ARES XXXIV CLO Ltd. Series 2015-2A, Class AR3 5.62% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/33	1,100,000	1,102,405
Aurium CLO VIII DAC Series 8X, Class B1 4.34% (3 mo. EUR EURIBOR + 1.500%)(2),(4)	06/23/34	850,000	877,628
Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR 5.50% (3 mo. USD Term SOFR + 1.210%)(1),(2)	10/23/34	190,000	190,245
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR 5.35% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34	1,000,000	1,001,541
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 5.38% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	1,000,000	1,003,178
Barings CLO Ltd. Series 2019-3A, Class A1RR 5.49% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/36	1,000,000	1,001,389
Barings CLO Ltd. Series 2023-4A, Class A 6.04% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/20/37	250,000	252,340
Barings CLO Ltd. Series 2024-1A, Class A 5.92% (3 mo. USD Term SOFR + 1.630%)(1),(2)	01/20/37	250,000	252,352
Captree Park CLO Ltd. Series 2024-1A, Class B1 6.19% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/20/37	250,000	252,290
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR 5.71% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/20/37	500,000	503,341
Cedar Funding VIII CLO Ltd. Series 2017-8A, Class ARR 0.00% (-3 mo. USD Term SOFR + 1.220%)(1),(2),(3)	01/17/38	2,000,000	2,001,500
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR 5.68% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37	850,000	856,273
CIFC Funding Ltd. Series 2016-1A, Class BR3 5.74% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/21/31	800,000	800,800
CIFC Funding Ltd. Series 2021-1A, Class A1R 5.72% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/25/37	830,000	835,853
CIFC Funding Ltd. Series 2024-1A, Class A 5.79% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37	250,000	252,265
Clover CLO LLC Series 2021-3A, Class AR 5.37% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35	1,000,000	999,300
Danby Park CLO Ltd. Series 2022-1A, Class AR 5.65% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/21/37	400,000	403,120
Dryden 108 CLO Ltd. Series 2022-108A, Class A2R 5.80% (3 mo. USD Term SOFR + 1.510%)(1),(2)	07/18/37	600,000	601,028
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3 5.36% (3 mo. USD Term SOFR + 1.070%)(1),(2)	04/20/34	1,000,000	1,003,712

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR 5.38% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/15/30	$186,355	$186,522
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR 5.40% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/35	1,000,000	1,002,931
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 5.62% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	139,171	139,450
Dryden 94 CLO Ltd. Series 2022-94A, Class AR 5.66% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	400,000	402,936
Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR 5.75% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37	850,000	857,609
Elmwood CLO III Ltd. Series 2019-3A, Class A2RR 5.89% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/18/37	850,000	851,535
Flatiron CLO 25 Ltd. Series 2024-2A, Class A 5.62% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/17/37	850,000	857,168
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR 5.55% (3 mo. USD Term SOFR + 1.240%)(1),(2)	04/16/34	250,000	250,513
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.37% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	250,000	250,377
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R 5.94% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/20/37	250,000	251,978
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class A 5.79% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37	500,000	504,461
GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021- 9A, Class AR 5.79% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37	550,000	555,186
Golub Capital Partners CLO 66B Ltd. Series 2023-66A, Class A 6.25% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/25/36	400,000	401,354
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B 6.41% (3 mo. USD Term SOFR + 1.670%)(1),(2)	10/25/37	750,000	753,485
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.45% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/20/37	1,000,000	1,001,217
Henley CLO I DAC Series 1X, Class B1R 4.32% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	07/25/34	850,000	880,753
Invesco U.S. CLO Ltd. Series 2023-1A, Class BR 6.34% (3 mo. USD Term SOFR + 2.050%)(1),(2)	04/22/37	250,000	252,828
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1 5.65% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38	1,000,000	1,006,250
LCM 37 Ltd. Series 37A, Class A1R 5.36% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	1,000,000	1,000,971
LCM 40 Ltd. Series 40A, Class A1R 5.67% (3 mo. USD Term SOFR + 1.370%)(1),(2)	01/15/38	1,000,000	1,007,750
Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R 5.79% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37	395,000	398,783
Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1 5.81% (3 mo. USD Term SOFR + 1.510%)(1),(2)	04/25/37	850,000	857,309
Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR 5.38% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/34	1,000,000	1,001,033
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 1.00% (-3 mo. USD Term SOFR + 1.500%)(1),(2),(3)	04/20/38	2,250,000	2,250,000
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2 5.83% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/15/37	850,000	856,052
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.75% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/17/34	500,000	500,413
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3 5.69% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/22/38	400,000	403,019
Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022- 52A, Class AR 5.65% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/24/38	850,000	857,642

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
OCP Aegis CLO Ltd. Series 2023-29A, Class BR 5.84% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/20/36	$500,000	$500,417
OCP CLO Ltd. Series 2014-7A, Class A1RR 5.67% (3 mo. USD Term SOFR + 1.382%)(1),(2)	07/20/29	16,656	16,680
OCP CLO Ltd. Series 2015-10A, Class AR3 5.63% (3 mo. USD Term SOFR + 1.310%)(1),(2)	01/26/38	1,000,000	1,007,500
OCP CLO Ltd. Series 2016-11A, Class B1R2 6.25% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/26/36	825,000	828,807
OCP CLO Ltd. Series 2021-22A, Class AR 5.64% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	850,000	857,097
OCP CLO Ltd. Series 2021-23A, Class AR 5.44% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/17/37	1,000,000	1,002,389
Octagon 61 Ltd. Series 2023-2A, Class A 6.14% (3 mo. USD Term SOFR + 1.850%)(1),(2)	04/20/36	539,672	541,772
Octagon 66 Ltd. Series 2022-1A, Class A1R 6.24% (3 mo. USD Term SOFR + 1.750%)(1),(2)	11/16/36	100,000	100,847
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2 5.71% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/18/37	850,000	855,777
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR 0.00% (-3 mo. USD Term SOFR + 1.300%)(1),(2),(3)	01/20/35	2,000,000	2,005,960
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 6.29% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37	250,000	250,881
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2 5.58% (3 mo. USD Term SOFR + 1.290%)(1),(2)	01/22/38	1,000,000	1,008,347
OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR 5.64% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/18/37	400,000	403,108
Palmer Square CLO Ltd. Series 2024-2A, Class A1 5.69% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/20/37	500,000	504,505
Palmer Square CLO Ltd. Series 2024-4A, Class A2 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/15/38	1,000,000	1,002,881
Providus CLO III DAC Series 3X, Class B1R 4.39% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	07/18/34	400,000	414,078
RAD CLO 21 Ltd. Series 2023-21A, Class A1R 0.00% (-3 mo. USD Term SOFR + 1.070%)(1),(2),(3)	01/25/37	2,000,000	2,001,500
RAD CLO 22 Ltd. Series 2023-22A, Class A1 6.12% (3 mo. USD Term SOFR + 1.830%)(1),(2)	01/20/37	400,000	403,376
RAD CLO 26 Ltd. Series 2024-26A, Class A 5.96% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37	400,000	403,994
RAD CLO 27 Ltd. Series 2024-27A, Class A1 5.61% (3 mo. USD Term SOFR + 1.320%)(1),(2)	01/15/38	1,000,000	1,008,730
Regatta XXVII Funding Ltd. Series 2024-1A, Class A1 5.83% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/26/37	250,000	251,586
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.38% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	1,600,000	1,602,078
Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R 4.89% (3 mo. EUR EURIBOR + 2.100%)(1),(2)	01/20/38	750,000	779,526
RR 27 Ltd. Series 2023-27A, Class A1B 6.25% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/35	500,000	504,857
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 5.44% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34	1,000,000	1,001,372
Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR 5.66% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37	2,000,000	2,017,000
Symphony CLO 35 Ltd. Series 2022-35A, Class AR 6.00% (3 mo. USD Term SOFR + 1.700%)(1),(2)	10/24/36	400,000	402,750
Symphony CLO 43 Ltd. Series 2024-43A, Class A1 5.82% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/15/37	850,000	856,179
Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR 5.47% (3 mo. USD Term SOFR + 1.180%)(1),(2)	04/18/33	800,000	801,750

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Voya CLO Ltd. Series 2019-1A, Class A2RR 6.05% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/37	$850,000	$855,743

Total Asset-backed Securities (Cost: $66,606,680)			66,691,665

Total Fixed Income Securities (Cost: $66,606,680)			66,691,665

		Shares
MONEY MARKET INVESTMENTS—15.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(5)		341,933	341,933
TCW Central Cash Fund, 4.36%(5),(6)		10,080,000	10,080,000

Total Money Market Investments (Cost: $10,421,933)			10,421,933

Total Investments (115.0%) (Cost: $77,028,613)			77,113,598

Liabilities In Excess Of Other Assets (-15.0%)			(10,070,326)
Net Assets (100.0%)			$67,043,272

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(7)
Goldman Sachs & Co.	EUR	3,854,000	04/11/25	$3,959,239	$4,019,263	$(60,024)

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $64,519,206 or 96.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United
States except under special exemptions. At January 31, 2025, the value of these securities amounted to $2,172,459 or 3.2% of net assets.
(5)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(6)	Affiliated issuer.
(7)	Fund buys foreign currency, sells U.S. Dollar.

TCW AAA CLO ETF

Schedule of Investments (Continued)

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$12,080,000	$2,000,000	10,080,000	$10,080,000	$7,058	$—	$—	$—

Total					$10,080,000	$7,058	$—	$—	$—

TCW AAA CLO ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Asset-Backed Securities	99.5%
Money Market Investments	15.5
Other*	(15.0)

Total	100.0%

*	Includes pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$66,691,665	$—	$66,691,665

Total Fixed Income Securities	—	66,691,665	—	66,691,665

Money Market Investments	10,421,933	—	—	10,421,933

Total Investments	$10,421,933	$66,691,665	$—	$77,113,598

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(60,024)	$—	$(60,024)

Total	$—	$(60,024)	$—	$(60,024)

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—97.1% of Net Assets

ASSET-BACKED SECURITIES—0.6% (Cost: $34,838)
Skyline Aviation, Inc. Class A 3.23%(1)	07/03/38	$34,838	$31,810

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.3%
Government National Mortgage Association Series 2009-111, Class IO (I/O) 0.19%(2)	09/16/51	484,766	15,131
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.33%(2)	01/16/53	130,632	1,291

			16,422

Total Commercial Mortgage-backed Securities—Agency (Cost: $20,136)			16,422

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.0%
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.55%(1),(2)	09/10/47	44,160	—
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.43%(3),(2)	08/10/43	1,207,998	1,454

			1,454

Total Commercial Mortgage-backed Securities—Non-Agency (Cost: $56,058)			1,454

CORPORATE BONDS—80.5%

Aerospace & Defense—0.8%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(3)	12/15/25	20,000	19,864
Boeing Co. 5.81%	05/01/50	10,000	9,427
5.93%	05/01/60	12,000	11,209
Northrop Grumman Corp. 5.15%	05/01/40	5,000	4,764

			45,264

Agriculture—1.3%
Altria Group, Inc. 3.70%	02/04/51	5,000	3,416
BAT Capital Corp. (United Kingdom) 4.39%	08/15/37	35,000	30,320
Imperial Brands Finance PLC (United Kingdom) 4.25%(3)	07/21/25	35,000	34,883

			68,619

Airlines—1.2%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	18,273	17,088
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	11,525	10,031
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34	22,148	20,642
United Airlines Pass-Through Trust Series 2016-2, Class AA 2.88%	04/07/30	6,450	6,020
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	9,553	9,638

			63,419

Banks—18.0%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(4)	03/11/27	8,000	7,735
1.92% (1 day USD SOFR + 1.370%)(4)	10/24/31	20,000	16,819
2.09% (1 day USD SOFR + 1.060%)(4)	06/14/29	125,000	114,089
2.69% (1 day USD SOFR + 1.320%)(4)	04/22/32	55,000	47,735
Bank of New York Mellon Corp. 5.83% (1 Day USD SOFR Index + 2.074%)(4)	10/25/33	20,000	20,805
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(4)	06/09/27	15,000	14,347
2.52% (SOFR + 1.177%)(4)	11/03/32	40,000	33,650
2.57% (1 day USD SOFR + 2.107%)(4)	06/03/31	50,000	43,900
2.98% (1 day USD SOFR + 1.422%)(4)	11/05/30	1,000	909
Goldman Sachs Group, Inc.
1.99% (1 day USD SOFR + 1.090%)(4)	01/27/32	25,000	20,851
2.60%	02/07/30	80,000	71,418
HSBC Holdings PLC (United Kingdom) 2.80% (1 day USD SOFR + 1.187%)(4)	05/24/32	60,000	51,514
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(4)	02/04/27	5,000	4,821
1.05% (1 day USD SOFR + 0.800%)(4)	11/19/26	40,000	38,869
1.58% (1 day USD SOFR + 0.885%)(4)	04/22/27	5,000	4,815
2.07% (1 day USD SOFR + 1.015%)(4)	06/01/29	65,000	59,442
2.08% (1 day USD SOFR + 1.850%)(4)	04/22/26	30,000	29,827
3.90% (3 mo. USD Term SOFR + 1.482%)(4)	01/23/49	48,000	37,296
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(4)	05/11/27	10,000	9,603
Morgan Stanley
1.59% (1 day USD SOFR + 0.879%)(4)	05/04/27	25,000	24,044
1.93% (1 day USD SOFR + 1.020%)(4)	04/28/32	25,000	20,625
2.19% (1 day USD SOFR + 1.990%)(4)	04/28/26	60,000	59,626
2.24% (1 day USD SOFR + 1.178%)(4)	07/21/32	65,000	54,349
3.77% (3 mo. USD Term SOFR + 1.402%)(4)	01/24/29	20,000	19,383
PNC Financial Services Group, Inc. 5.22% (1 day USD SOFR + 1.072%)(4)	01/29/31	15,000	15,104

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
6.88% (1 day USD SOFR + 2.284%)(4)	10/20/34	$5,000	$5,479
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(4)	02/01/34	15,000	14,395
5.85% (1 day USD SOFR + 2.090%)(4)	10/21/33	15,000	15,428
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(4)	06/02/28	30,000	28,357
3.35% (1 day USD SOFR + 1.500%)(4)	03/02/33	80,000	70,613
5.24% (1 day USD SOFR + 1.110%)(4)	01/24/31	20,000	20,111

			975,959

Beverages—1.0%
Bacardi Ltd. 4.70%(3)	05/15/28	20,000	19,764
Coca-Cola Co. 4.65%	08/14/34	15,000	14,585
JDE Peet’s NV (Netherlands) 2.25%(3)	09/24/31	25,000	20,397

			54,746

Biotechnology—1.8%
Amgen, Inc.
4.40%	05/01/45	5,000	4,167
4.88%	03/01/53	10,000	8,639
5.65%	03/02/53	20,000	19,359
5.75%	03/02/63	10,000	9,652
Illumina, Inc. 2.55%	03/23/31	20,000	17,142
Royalty Pharma PLC 1.75%	09/02/27	45,000	41,620

			100,579

Chemicals—0.4%
International Flavors & Fragrances, Inc. 1.23%(3)	10/01/25	5,000	4,879
International Flavors & Fragrances, Inc. 5.00%	09/26/48	5,000	4,279
Solvay Finance America LLC (Belgium) 5.85%(3)	06/04/34	10,000	10,157

			19,315

Commercial Services—0.7%
Global Payments, Inc. 4.45%	06/01/28	30,000	29,513
RELX Capital, Inc. (United Kingdom) 4.00%	03/18/29	10,000	9,686

			39,199

Computers—0.3%
Apple, Inc. 2.65%	02/08/51	25,000	15,449

Diversified Financial Services—3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28	15,000	13,974
3.30%	01/30/32	28,000	24,545
3.88%	01/23/28	4,000	3,891
Air Lease Corp. 3.63%	12/01/27	19,000	18,415
American Express Co. 6.49% (1 day USD SOFR + 1.940%)(4)	10/30/31	20,000	21,421
Avolon Holdings Funding Ltd. (Ireland)
2.53%(3)	11/18/27	3,000	2,793
2.75%(3)	02/21/28	10,000	9,316
4.38%(3)	05/01/26	10,000	9,920
Capital One Financial Corp. 3.27% (1 day USD SOFR + 1.790%)(4)	03/01/30	10,000	9,292
Discover Financial Services 6.70%	11/29/32	10,000	10,693
LSEGA Financing PLC (United Kingdom) 2.00%(3)	04/06/28	20,000	18,365
Mastercard, Inc. 4.55%	01/15/35	15,000	14,365
Raymond James Financial, Inc. 3.75%	04/01/51	10,000	7,208

			164,198

Electric—7.4%
AEP Transmission Co. LLC
2.75%	08/15/51	40,000	24,075
3.65%	04/01/50	5,000	3,620
Alabama Power Co. 5.50%	03/15/41	9,000	8,767
Alliant Energy Finance LLC 1.40%(3)	03/15/26	45,000	43,165
Appalachian Power Co. 4.45%	06/01/45	10,000	8,119
Arizona Public Service Co.
3.35%	05/15/50	15,000	10,096
6.35%	12/15/32	10,000	10,563
Baltimore Gas & Electric Co. 2.90%	06/15/50	33,000	20,479
Black Hills Corp. 4.35%	05/01/33	15,000	13,883
Commonwealth Edison Co. 6.45%	01/15/38	5,000	5,409
Consolidated Edison Co. of New York, Inc. 3.88%	06/15/47	10,000	7,614
Duke Energy Carolinas LLC
3.75%	06/01/45	70,000	53,810
3.88%	03/15/46	10,000	7,777
Evergy Kansas Central, Inc. 5.70%	03/15/53	10,000	9,826
FirstEnergy Transmission LLC 5.45%(3)	07/15/44	15,000	14,351
Florida Power & Light Co. 5.60%	06/15/54	15,000	14,814
Indianapolis Power & Light Co. 5.70%(3)	04/01/54	5,000	4,893
International Transmission Co. 4.63%	08/15/43	10,000	8,573
Interstate Power & Light Co. 2.30%	06/01/30	20,000	17,400
MidAmerican Energy Co. 5.85%	09/15/54	5,000	5,066
Narragansett Electric Co. 3.40%(3)	04/09/30	10,000	9,259
PacifiCorp 4.13%	01/15/49	40,000	30,600

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric (Continued)
Public Service Co. of New Mexico 3.85%	08/01/25	$20,000	$19,862
Tucson Electric Power Co. 3.25%	05/01/51	10,000	6,634
Virginia Electric & Power Co.
2.45%	12/15/50	12,000	6,694
3.80%	09/15/47	10,000	7,495
Xcel Energy, Inc. 4.80%	09/15/41	35,000	30,614

			403,458

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%(3)	04/28/26	5,000	4,927

Entertainment—0.6%
WarnerMedia Holdings, Inc.
5.05%	03/15/42	12,000	9,665
5.14%	03/15/52	30,000	22,392

			32,057

Environmental Control—0.4%
Waste Management, Inc. 4.95%	03/15/35	25,000	24,464

Food—1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 4.38%	02/02/52	12,000	9,052
Kraft Heinz Foods Co. 4.63%	10/01/39	10,000	8,852
Pilgrim’s Pride Corp. 3.50%	03/01/32	30,000	26,050
Smithfield Foods, Inc. 2.63%(3)	09/13/31	25,000	21,000

			64,954

Gas—0.9%
Boston Gas Co. 3.76%(3)	03/16/32	10,000	8,967
KeySpan Gas East Corp. 5.82%(3)	04/01/41	15,000	14,474
Southern Co. Gas Capital Corp.
4.40%	06/01/43	10,000	8,386
5.88%	03/15/41	15,000	15,098

			46,925

Health Care-Products—2.4%
Alcon Finance Corp. 2.60%(3)	05/27/30	30,000	26,625
Baxter International, Inc. 3.95%	04/01/30	10,000	9,515
Revvity, Inc. 2.55%	03/15/31	25,000	21,316
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30	30,000	25,379
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31	15,000	13,029
Stryker Corp. 4.70%	02/10/28	20,000	20,003
Thermo Fisher Scientific, Inc. 5.09%	08/10/33	15,000	14,955

			130,822

Health Care-Services—6.6%
Barnabas Health, Inc. 4.00%	07/01/28	5,000	4,784
Centene Corp. 3.00%	10/15/30	26,000	22,522
Children’s Hospital Medical Center 2.82%	11/15/50	20,000	12,499
Cigna Group 5.40%	03/15/33	20,000	20,045
CommonSpirit Health 2.78%	10/01/30	5,000	4,435
Elevance Health, Inc. 5.20%	02/15/35	25,000	24,510
HCA, Inc. 5.25%	06/15/49	15,000	13,115
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(3)	06/15/34	20,000	19,968
Humana, Inc. 5.38%	04/15/31	25,000	24,956
IQVIA, Inc. 6.25%	02/01/29	10,000	10,365
Mass General Brigham, Inc. 3.34%	07/01/60	10,000	6,564
Roche Holdings, Inc.
4.59%(3)	09/09/34	15,000	14,424
5.59%(3)	11/13/33	15,000	15,536
Sharp HealthCare 2.68%	08/01/50	50,000	30,509
UnitedHealth Group, Inc.
3.70%	08/15/49	10,000	7,294
4.25%	04/15/47	15,000	12,177
5.15%	07/15/34	45,000	44,527
5.63%	07/15/54	10,000	9,722
Universal Health Services, Inc. 1.65%	09/01/26	40,000	38,019
West Virginia United Health System Obligated Group 3.13%	06/01/50	35,000	22,171

			358,142

Insurance—3.6%
Allstate Corp. 3.85%	08/10/49	20,000	14,863
Aon Corp./Aon Global Holdings PLC 3.90%	02/28/52	15,000	11,071
Arthur J Gallagher & Co.
3.05%	03/09/52	15,000	9,322
6.50%	02/15/34	10,000	10,733
Athene Global Funding
1.61%(3)	06/29/26	15,000	14,348
1.99%(3)	08/19/28	10,000	8,969
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(3),(4)	11/01/57	35,000	28,148
Guardian Life Insurance Co. of America 3.70%(3)	01/22/70	45,000	29,996
Metropolitan Life Global Funding I 3.30%(3)	03/21/29	10,000	9,418
MMI Capital Trust I 7.63%	12/15/27	25,000	26,331
New York Life Insurance Co. 3.75%(3)	05/15/50	15,000	10,925

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Insurance (Continued)
Willis North America, Inc. 5.35%	05/15/33	$20,000	$19,901

			194,025

Internet—1.0%
Amazon.com, Inc. 3.10%	05/12/51	20,000	13,444
Meta Platforms, Inc.
4.75%	08/15/34	10,000	9,773
5.60%	05/15/53	15,000	14,978
Uber Technologies, Inc. 4.80%	09/15/34	15,000	14,380

			52,575

Lodging—0.4%
Choice Hotels International, Inc. 5.85%	08/01/34	10,000	9,969
Hyatt Hotels Corp. 5.50%	06/30/34	10,000	9,905

			19,874

Media—2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32	5,000	3,966
3.90%	06/01/52	5,000	3,213
5.38%	05/01/47	37,000	30,396
Comcast Corp.
4.00%	11/01/49	20,000	15,063
4.40%	08/15/35	20,000	18,408
Cox Communications, Inc. 2.60%(3)	06/15/31	25,000	21,113
Fox Corp. 6.50%	10/13/33	15,000	15,838
Time Warner Cable LLC 5.50%	09/01/41	18,000	15,575

			123,572

Office/Business Equipment—0.4%
CDW LLC/CDW Finance Corp. 3.28%	12/01/28	25,000	23,422

Oil & Gas—0.5%
Aker BP ASA (Norway) 3.10%(3)	07/15/31	30,000	26,073

Packaging & Containers—2.1%
Amcor Finance USA, Inc. 5.63%	05/26/33	20,000	20,327
Amcor Flexibles North America, Inc. 2.63%	06/19/30	5,000	4,399
Berry Global, Inc. 1.57%	01/15/26	28,000	27,136
CCL Industries, Inc. (Canada) 3.05%(3)	06/01/30	25,000	22,572
Sealed Air Corp. 1.57%(3)	10/15/26	20,000	18,895
Smurfit Kappa Treasury ULC (Ireland) 5.44%(3)	04/03/34	10,000	9,993
Sonoco Products Co. 3.13%	05/01/30	10,000	9,035

			112,357

Pharmaceuticals—2.8%
AbbVie, Inc. 4.40%	11/06/42	20,000	17,430
Bayer U.S. Finance II LLC (Germany)
4.38%(3)	12/15/28	10,000	9,664
4.88%(3)	06/25/48	17,000	13,412
Bristol-Myers Squibb Co. 5.20%	02/22/34	35,000	35,026
CVS Health Corp.
5.05%	03/25/48	28,000	23,465
5.30%	06/01/33	28,000	27,245
Elanco Animal Health, Inc. 6.65%	08/28/28	5,000	5,149
Merck & Co., Inc. 5.00%	05/17/53	5,000	4,575
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33	5,000	4,862
Zoetis, Inc. 5.60%	11/16/32	10,000	10,318

			151,146

Pipelines—2.7%
Energy Transfer LP
5.00%	05/15/50	15,000	12,716
6.13%	12/15/45	7,000	6,919
Kinder Morgan Energy Partners LP 6.95%	01/15/38	5,000	5,430
Kinder Morgan, Inc. 7.80%	08/01/31	5,000	5,657
NGPL PipeCo LLC
3.25%(3)	07/15/31	20,000	17,269
4.88%(3)	08/15/27	10,000	9,937
Pipeline Funding Co. LLC 7.50%(3)	01/15/30	23,907	25,178
Plains All American Pipeline LP/PAA Finance Corp. 4.50%	12/15/26	13,000	12,935
Sabine Pass Liquefaction LLC 4.20%	03/15/28	3,000	2,938
Southern Natural Gas Co. LLC 4.80%(3)	03/15/47	15,000	12,537
TransCanada PipeLines Ltd. 4.63%	03/01/34	25,000	23,362
Williams Cos., Inc. 3.50%	10/15/51	15,000	10,198

			145,076

REIT—7.1%
American Assets Trust LP 3.38%	02/01/31	30,000	26,216
American Homes 4 Rent LP 2.38%	07/15/31	15,000	12,665
American Tower Corp.
2.70%	04/15/31	21,000	18,234
5.55%	07/15/33	20,000	20,169
Americold Realty Operating Partnership LP 5.41%	09/12/34	10,000	9,635
Boston Properties LP
2.55%	04/01/32	10,000	8,125
3.40%	06/21/29	5,000	4,622
Crown Castle, Inc. 3.30%	07/01/30	50,000	45,557
CubeSmart LP 4.38%	02/15/29	5,000	4,876

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
Digital Realty Trust LP 3.60%	07/01/29	$5,000	$4,736
DOC Dr. LLC 2.63%	11/01/31	10,000	8,503
Equinix, Inc. 2.50%	05/15/31	45,000	38,622
Essex Portfolio LP
2.65%	03/15/32	5,000	4,239
5.50%	04/01/34	15,000	15,046
Extra Space Storage LP 2.20%	10/15/30	15,000	12,863
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	2,000	1,716
4.00%	01/15/30	20,000	18,729
Healthcare Realty Holdings LP 3.63%	01/15/28	30,000	28,648
Host Hotels & Resorts LP 3.50%	09/15/30	20,000	18,196
Hudson Pacific Properties LP 3.95%	11/01/27	10,000	9,155
Invitation Homes Operating Partnership LP 5.50%	08/15/33	5,000	4,983
LXP Industrial Trust
2.38%	10/01/31	5,000	4,111
2.70%	09/15/30	10,000	8,686
NNN REIT, Inc. 5.60%	10/15/33	15,000	15,116
Piedmont Operating Partnership LP 2.75%	04/01/32	30,000	23,850
VICI Properties LP 5.13%	05/15/32	10,000	9,731
Weyerhaeuser Co. 3.38%	03/09/33	10,000	8,728

			385,757

Retail—0.2%
Lowe’s Cos., Inc. 5.75%	07/01/53	10,000	9,787
McDonald’s Corp. 4.20%	04/01/50	5,000	3,971

			13,758

Semiconductors—1.2%
Broadcom, Inc. 2.60%(3)	02/15/33	35,000	28,868
Intel Corp.
3.25%	11/15/49	5,000	3,029
5.70%	02/10/53	15,000	13,371
Micron Technology, Inc. 2.70%	04/15/32	25,000	20,983

			66,251

Software—3.0%
AppLovin Corp. 5.50%	12/01/34	15,000	14,928
Atlassian Corp. 5.50%	05/15/34	20,000	20,164
Cadence Design Systems, Inc. 4.70%	09/10/34	20,000	19,181
Constellation Software, Inc. (Canada) 5.46%(3)	02/16/34	25,000	25,115
Fiserv, Inc. 2.65%	06/01/30	15,000	13,321
Open Text Corp. (Canada) 6.90%(3)	12/01/27	17,000	17,594
Oracle Corp.
3.60%	04/01/50	45,000	31,230
3.95%	03/25/51	12,000	8,834
Take-Two Interactive Software, Inc. 4.00%	04/14/32	15,000	13,897

			164,264

Telecommunications—3.9%
AT&T, Inc.
3.55%	09/15/55	10,000	6,716
3.80%	12/01/57	28,000	19,431
Cisco Systems, Inc. 5.05%	02/26/34	15,000	14,986
Sprint Capital Corp. 8.75%	03/15/32	15,000	17,936
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(3)	09/20/29	61,750	62,004
T-Mobile USA, Inc. 2.55%	02/15/31	83,000	71,835
Vodafone Group PLC (United Kingdom) 4.25%	09/17/50	21,000	16,211

			209,119

Transportation—1.0%
Burlington Northern Santa Fe LLC
4.05%	06/15/48	15,000	11,972
5.50%	03/15/55	10,000	9,828
CSX Corp. 4.90%	03/15/55	20,000	17,934
Union Pacific Corp. 2.97%	09/16/62	25,000	14,458

			54,192

Water—0.2%
Essential Utilities, Inc. 5.30%	05/01/52	10,000	9,037

Total Corporate Bonds (Cost: $4,839,429)			4,362,994

MUNICIPAL BONDS—2.2%

Municipal Bonds—2.2%
City of Los Angeles Department of Airports, Revenue Bond 3.89%	05/15/38	15,000	13,082
County of Miami-Dade Aviation Revenue, Revenue Bond 3.50%	10/01/31	15,000	13,825
Empire State Development Corp., Revenue Bond
2.54%	03/15/34	5,000	4,148
2.54%	03/15/34	5,000	4,123
2.59%	03/15/35	20,000	16,243
Maryland Economic Development Corp., Revenue Bond 5.43%	05/31/56	10,000	9,609
Massachusetts School Building Authority, Revenue Bond 2.97%	10/15/32	10,000	8,795
New York City Transitional Finance Authority Future Tax Secured Revenue
1.97%	02/01/33	20,000	16,065
3.73%	08/01/29	5,000	4,813

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Municipal Bonds (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bond 3.05%	05/01/34	$35,000	$29,967

			120,670

Total Municipal Bonds (Cost: $139,205)			120,670

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) 1.53% (-30 day USD SOFR Average + 5.886%)(4)	11/25/41	17,369	1,147
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42	6,926	5,790

Total Residential Mortgage-backed Securities—Agency (Cost: $15,798)			6,937

U.S. TREASURY SECURITIES—13.4%
U.S. Treasury Bonds 4.50%	11/15/54	283,000	269,646
U.S. Treasury Notes 4.13%	01/31/27	115,000	114,831
4.25%	12/31/26	122,000	122,091
4.25%	01/31/30	42,000	41,851
4.25%	11/15/34	169,000	165,105
4.38%	12/31/29	10,000	10,019

Total U.S. Treasury Securities (Cost: $733,533)			723,543

Total Fixed Income Securities (Cost: $5,838,997)			5,263,830

CONVERTIBLE SECURITIES—0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(5),(6)	07/30/26	5,000	5,034

Total Convertible Corporate Bonds (Cost: $5,197)			5,034

		Shares
MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(7)		27,462	27,462
TCW Central Cash Fund, 4.36%(7),(8)		34,009	34,009
Total Money Market Investments (Cost: $61,471)			61,471

Total Investments (98.4%) (Cost: $5,905,665)			5,330,335

Excess Of Other Assets Over Liabilities (1.6%)			87,618
Net Assets (100.0%)			$5,417,953

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	2-Year U.S. Treasury Note Futures	03/31/25	$2,466,367	$2,467,500	$1,133
1	5-Year U.S. Treasury Note Futures	03/31/25	106,752	106,391	(361)

			$2,573,119	$2,573,891	$772

Short Futures
1	10-Year U.S. Treasury Notes Futures	03/20/25	$(112,821)	$(111,375)	$1,446

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(9)
Citibank N.A.	EUR	4,700	04/11/25	$4,817	$4,902	$(85)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
42,000	12/20/53	Annual	3.520%	Annual	12-Month SOFR	$3,505	$—	$3,505

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $771,409 or 14.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Trustees.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2025, the value of these securities amounted to $5,034 or 0.1% of net assets.
(6)	Security is not accruing interest.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(8)	Affiliated issuer.
(9)	Fund sells foreign currency, buys U.S. Dollar.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$826,312	$792,303	34,009	$34,009	$1,449	$—	$—	$—

Total					$34,009	$1,449	$—	$—	$—

TCW Corporate Bond ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	80.5%
U.S. Treasury Securities	13.4
Municipal Bonds	2.2
Money Market Investments	1.2
Asset-Backed Securities	0.6
Commercial Mortgage-Backed Securities—Agency	0.3
Residential Mortgage-Backed Securities—Agency	0.1
Convertible Corporate Bonds	0.1
Commercial Mortgage-Backed Securities—Non-Agency	0.0 **
Other*	1.6

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Fixed Income Securities
Corporate Bonds*	$—	$4,362,994	$—		$4,362,994
U.S. Treasury Securities	723,543	—	—		723,543
Municipal Bonds	—	120,670	—		120,670
Asset-Backed Securities	—	—	31,810		31,810
Commercial Mortgage-Backed Securities—Agency	—	16,422	—		16,422
Residential Mortgage-Backed Securities—Agency	—	6,937	—		6,937
Commercial Mortgage-Backed Securities—Non-Agency	—	1,454	—	**	1,454

Total Fixed Income Securities	723,543	4,508,477	31,810		5,263,830

Money Market Investments	61,471	—	—		61,471
Convertible Corporate Bonds	—	5,034	—		5,034

Total Investments	$785,014	$4,513,511	$31,810		$5,330,335

Asset Derivatives
Swap Agreements
Interest Rate Risk	—	3,505	—		3,505
Futures Contracts
Interest Rate Risk	2,579		—		2,579

Total Investments	$787,593	$4,517,016	$31,810		$5,336,419

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(361)	$—	$—		$(361)
Forward Currency Contracts
Foreign Currency Risk	—	(85)	—		(85)

Total	$(361)	$(85)	$—		$(446)

*	See Schedule of Investments for corresponding industries.
**	Amount is less than $1.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—104.5% of Net Assets
CORPORATE BONDS—16.3%

Aerospace & Defense—0.2%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(1)	12/15/25	$250,000	$248,300
Boeing Co.
5.81%	05/01/50	370,000	348,795
6.53%	05/01/34	175,000	185,061
General Electric Co.
5.20% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	57,000	57,213
5.27% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	52,000	49,164

			888,533

Agriculture—0.1%
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	44,000	42,690
5.65%	03/16/52	244,000	225,327
BAT International Finance PLC (United Kingdom) 1.67%	03/25/26	83,000	80,219
Imperial Brands Finance PLC (United Kingdom)
4.25%(1)	07/21/25	160,000	159,464
6.13%(1)	07/27/27	195,000	200,518

			708,218

Airlines—0.0%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	18,273	17,088
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	23,050	20,062
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34	55,369	51,605

			88,755

Auto Manufacturers—0.0%
Volkswagen Financial Services AG (Germany) 3.88%(3)	11/19/31	200,000	209,416

Banks—4.0%
Bank of America Corp.
1.32% (1 day USD SOFR + 1.150%)(2)	06/19/26	165,000	162,878
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31	385,000	323,758
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28	2,125,000	2,034,071
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	270,000	239,320
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33	1,090,000	942,632
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	685,000	657,764
4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27	100,000	97,242
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	510,000	429,037
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30	145,000	131,761
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	435,000	419,727
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(2)	12/09/26	2,910,000	2,820,663
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	5,000	4,748
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	325,000	309,527
3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	575,000	555,893
HSBC Holdings PLC (United Kingdom)
2.10% (1 day USD SOFR + 1.929%)(2)	06/04/26	1,060,000	1,050,312
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31	60,000	51,409
4.76% (1 day USD SOFR + 2.110%)(2)	06/09/28	45,000	44,802
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	375,000	361,582
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26	420,000	408,127
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	700,000	674,128
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	120,000	109,740
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32	760,000	658,008
3.65% (5 yr. CMT + 2.850%)(2),(4)	06/01/26	115,000	112,444
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29	255,000	248,505
4.32% (1 day USD SOFR + 1.560%)(2)	04/26/28	2,000,000	1,979,640
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26	145,000	140,402
2.19% (1 day USD SOFR + 1.990%)(2)	04/28/26	2,000,000	1,987,540
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	425,000	355,359
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	1,370,000	1,399,208
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34	205,000	224,655
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	290,000	277,080
U.S. Bancorp
3.70% (5 yr. CMT + 2.541%)(2),(4)	01/15/27	105,000	99,913
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34	150,000	143,952
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35	150,000	151,824
5.85% (1 day USD SOFR + 2.090%)(2)	10/21/33	50,000	51,428
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	560,000	529,323

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31	$2,385,000	$2,115,829
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33	345,000	304,518
5.24% (1 day USD SOFR + 1.110%)(2)	01/24/31	770,000	774,258
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29	410,000	417,749

			23,800,756

Beverages—0.2%
Anheuser-Busch InBev SA (Belgium) 3.95%(3)	03/22/44	410,000	432,795
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31	750,000	611,902
Pernod Ricard SA (France) 3.63%(3)	05/07/34	200,000	210,094

			1,254,791

Biotechnology—0.0%
Amgen, Inc. 3.15%	02/21/40	100,000	74,782

Building Materials—0.1%
Quikrete Holdings, Inc. 6.38%(1),(5)	03/01/32	710,000	713,451

Chemicals—0.2%
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27	405,000	372,989
2.30%(1)	11/01/30	505,000	430,704
3.27%(1)	11/15/40	55,000	39,645
3.47%(1)	12/01/50	45,000	29,412
4.38%	06/01/47	115,000	90,006
SK Invictus Intermediate II SARL (Luxembourg) 5.00%(1)	10/30/29	250,000	237,175

			1,199,931

Commercial Services—0.5%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28	992,000	977,973
Hertz Corp. 4.63%(1)	12/01/26	50,000	44,469
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31	425,000	425,527
Upbound Group, Inc. 6.38%(1)	02/15/29	300,000	294,324
Valvoline, Inc. 3.63%(1)	06/15/31	450,000	391,194
VT Topco, Inc. 8.50%(1)	08/15/30	560,000	594,250

			2,727,737

Computers—0.1%
NCR Voyix Corp. 5.00%(1)	10/01/28	550,000	530,431

Diversified Financial Services—0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	123,000	118,099
3.88%	01/23/28	5,000	4,864
4.45%	10/01/25	110,000	109,877
Air Lease Corp. 2.88%	01/15/26	380,000	373,635
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27	583,000	542,697
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(2),(4)	06/01/27	200,000	196,562
GGAM Finance Ltd. (Ireland)
8.00%(1)	02/15/27	115,000	118,836
8.00%(1)	06/15/28	520,000	548,787
Jane Street Group/JSG Finance, Inc.
4.50%(1)	11/15/29	90,000	84,976
6.13%(1)	11/01/32	300,000	298,566
7.13%(1)	04/30/31	180,000	186,145

			2,583,044

Electric—0.8%
Alliant Energy Finance LLC
1.40%(1)	03/15/26	245,000	235,009
3.60%(1)	03/01/32	655,000	584,961
Amprion GmbH (Germany) 4.00%(3)	05/21/44	100,000	105,438
Arizona Public Service Co. 6.35%	12/15/32	135,000	142,606
Duke Energy Carolinas LLC
4.00%	09/30/42	250,000	203,750
5.35%	01/15/53	195,000	184,293
Duke Energy Corp.
3.75%	04/01/31	400,000	422,089
3.85%	06/15/34	200,000	208,495
Elia Group SA (Belgium) 3.88%(3)	06/11/31	100,000	105,068
Elia Transmission Belgium SA 3.75%(3)	01/16/36	100,000	105,081
Eurogrid GmbH (Germany) 1.11%(3)	05/15/32	200,000	177,904
FirstEnergy Transmission LLC 2.87%(1)	09/15/28	418,000	389,994
MVM Energetika Zrt (Hungary) 6.50%(3)	03/13/31	400,000	404,392
National Grid Electricity Transmission PLC (United Kingdom) 0.82%(3)	07/07/32	325,000	281,565
Pike Corp. 8.63%(1)	01/31/31	400,000	427,188
Public Service Co. of New Mexico 3.85%	08/01/25	40,000	39,723
TenneT Holding BV (Netherlands)
2.75%(3)	05/17/42	115,000	105,522
4.50%(3)	10/28/34	100,000	112,793
Tucson Electric Power Co. 5.50%	04/15/53	305,000	291,241

			4,527,112

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. 4.38%(1)	03/31/29	925,000	865,911

Engineering & Construction—0.0%
Artera Services LLC 8.50%(1)	02/15/31	240,000	237,233

Entertainment—0.7%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29	350,000	363,776
Everi Holdings, Inc. 5.00%(1)	07/15/29	350,000	351,596
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	100,000	107,923
Live Nation Entertainment, Inc. 5.63%(1)	03/15/26	355,000	355,465

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1),(5)	02/01/33	$350,000	$349,303
WarnerMedia Holdings, Inc.
4.28%	03/15/32	1,520,000	1,343,574
5.05%	03/15/42	260,000	209,409
5.14%	03/15/52	1,400,000	1,044,974

			4,126,020

Environmental Control—0.2%
Waste Pro USA, Inc. 7.00%(1)	02/01/33	1,080,000	1,092,344

Food—0.5%
ELO SACA (France) 6.00%(3)	03/22/29	600,000	547,349
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%(1),(6)	06/01/26	932,000	29,097
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31	385,000	345,079
6.50%	12/01/52	437,000	445,937
6.75%	03/15/34	172,000	183,206
Mondelez International, Inc. 2.38%	03/06/35	235,000	220,824
Pilgrim’s Pride Corp. 4.25%	04/15/31	1,430,000	1,328,842
Smithfield Foods, Inc. 5.20%(1)	04/01/29	5,000	4,918

			3,105,252

Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	250,000	248,470
9.38%(1)	06/01/28	250,000	248,423
CenterPoint Energy Resources Corp. 5.40%	03/01/33	765,000	768,511
KeySpan Gas East Corp. 5.99%(1)	03/06/33	385,000	391,533
National Gas Transmission PLC (United Kingdom) 4.25%(3)	04/05/30	200,000	215,580

			1,872,517

Health Care-Products—0.4%
Bausch & Lomb Corp. 8.38%(1)	10/01/28	95,000	99,592
Medtronic Global Holdings SCA 3.38%	10/15/34	185,000	193,625
Sartorius Finance BV (Germany) 4.50%(3)	09/14/32	100,000	110,802
Sotera Health Holdings LLC 7.38%(1)	06/01/31	180,000	183,469
Stryker Corp. 4.70%	02/10/28	1,465,000	1,465,220

			2,052,708

Health Care-Services—0.6%
Centene Corp. 3.00%	10/15/30	1,323,000	1,146,022
Elevance Health, Inc. 5.20%	02/15/35	185,000	181,370
HAH Group Holding Co. LLC 9.75%(1)	10/01/31	190,000	191,376
HCA, Inc.
5.38%	09/01/26	10,000	10,048
5.63%	09/01/28	275,000	279,334
Kedrion SpA (Italy) 6.50%(1)	09/01/29	615,000	586,852
Lonza Finance International NV (Switzerland) 3.88%(3)	04/24/36	100,000	106,983
ModivCare, Inc. 5.00%(1)	10/01/29	709,000	485,665
Prime Healthcare Services, Inc. 9.38%(1)	09/01/29	415,000	395,873

			3,383,523

Household Products/Wares—0.2%
Central Garden & Pet Co. 4.13%	10/15/30	375,000	341,254
Spectrum Brands, Inc. 3.88%(1)	03/15/31	695,000	599,479

			940,733

Insurance—0.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%(1)	02/15/29	175,000	165,779
6.00%(1)	08/01/29	200,000	193,024
Athene Global Funding
1.99%(1)	08/19/28	15,000	13,454
2.72%(1)	01/07/29	95,000	86,549
3.21%(1)	03/08/27	130,000	124,581
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	150,000	142,623
Farmers Exchange Capital III 5.45% (3 mo. USD LIBOR + 3.454%)(1),(2)	10/15/54	85,000	76,256
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	135,000	108,571
7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64	265,000	269,908
Metropolitan Life Global Funding I 2.95%(1)	04/09/30	15,000	13,613

			1,194,358

Internet—0.2%
Gen Digital, Inc. 6.75%(1)	09/30/27	328,000	333,848
Netflix, Inc. 5.88%	02/15/25	310,000	310,130
Uber Technologies, Inc. 4.30%	01/15/30	700,000	680,414

			1,324,392

Investment Companies—0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	430,000	424,345
9.75%	01/15/29	285,000	292,604
10.00%(1)	11/15/29	368,000	376,004

			1,092,953

Machinery-Diversified—0.1%
OT Merger Corp. 7.88%(1)	10/15/29	1,350,000	585,603

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	140,000	118,804
3.70%	04/01/51	530,000	333,476
3.90%	06/01/52	360,000	231,343
4.80%	03/01/50	250,000	187,810
5.38%	05/01/47	141,000	115,833
6.65%	02/01/34	246,000	253,309

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
CSC Holdings LLC
4.63%(1)	12/01/30	$300,000	$164,907
6.50%(1)	02/01/29	77,000	65,845
11.25%(1)	05/15/28	420,000	416,728
11.75%(1)	01/31/29	460,000	458,270
Sirius XM Radio LLC 3.88%(1)	09/01/31	430,000	370,703
Time Warner Cable LLC 5.50%	09/01/41	510,000	441,298
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	1,400,000	1,251,922

			4,410,248

Metal Fabricate & Hardware—0.1%
Advanced Drainage Systems, Inc. 6.38%(1)	06/15/30	335,000	338,538

Mining—0.1%
Corp. Nacional del Cobre de Chile (Chile)
5.13%(3)	02/02/33	200,000	189,862
5.95%(3)	01/08/34	200,000	198,912
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%(3)	05/15/30	200,000	200,690

			589,464

Oil & Gas—0.2%
Ecopetrol SA (Colombia) 8.88%	01/13/33	250,000	257,722
KazMunayGas National Co. JSC 3.50%(1)	04/14/33	400,000	332,364
Pertamina Persero PT (Indonesia) 3.10%(1)	08/27/30	600,000	540,552
Petroleos Mexicanos 6.35%	02/12/48	5,000	3,312
Sunoco LP 7.25%(1)	05/01/32	175,000	182,908

			1,316,858

Oil & Gas Services—0.1%
USA Compression Partners LP/USA Compression Finance Corp. 7.13%(1)	03/15/29	525,000	537,910

Packaging & Containers—0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26	382,000	337,065
5.25%(1)	08/15/27	510,000	283,805
5.25%(1)	08/15/27	305,000	167,820
Berry Global, Inc.
1.65%	01/15/27	40,000	37,629
5.50%	04/15/28	255,000	257,851
5.65%(1)	01/15/34	150,000	151,645
Clearwater Paper Corp. 4.75%(1)	08/15/28	600,000	569,700
Graphic Packaging International LLC 6.38%(1)	07/15/32	200,000	202,044

			2,007,559

Pharmaceuticals—0.9%
1375209 BC Ltd. (Canada) 9.00%(1)	01/30/28	995,000	997,438
Bayer U.S. Finance II LLC (Germany)
4.25%(1)	12/15/25	255,000	253,495
4.38%(1)	12/15/28	210,000	202,940
4.40%(1)	07/15/44	245,000	184,380
4.88%(1)	06/25/48	80,000	63,114
6.50%(1)	11/21/33	500,000	515,135
Bayer U.S. Finance LLC (Germany) 6.88%(1)	11/21/53	345,000	351,966
CVS Health Corp.
4.78%	03/25/38	75,000	65,918
5.05%	03/25/48	330,000	276,550
5.30%	06/01/33	212,000	206,284
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54	1,165,000	1,152,826
Grifols SA (Spain) 7.50%(3)	05/01/30	827,000	897,489

			5,167,535

Pipelines—0.7%
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(2),(4)	02/15/28	733,000	725,311
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	430,000	436,093
8.25%(1)	01/15/32	250,000	261,287
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32	275,000	283,176
NGPL PipeCo LLC 4.88%(1)	08/15/27	40,000	39,747
Pipeline Funding Co. LLC 7.50%(1)	01/15/30	139,458	146,870
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47	65,000	54,327
TMS Issuer SARL 5.78%(3)	08/23/32	400,000	409,788
TransMontaigne Partners LP/TLP Finance Corp. 6.13%	02/15/26	725,000	721,607
Venture Global Calcasieu Pass LLC 4.13%(1)	08/15/31	580,000	524,645
Venture Global LNG, Inc.
7.00%(1)	01/15/30	150,000	153,447
9.88%(1)	02/01/32	229,000	252,289

			4,008,587

Real Estate—0.1%
Add Hero Holdings Ltd. (Hong Kong)
9.00%(7),(8)	09/30/30	25,994	893
9.80%(7),(9)	09/30/31	34,051	1,016
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(3)	05/04/28	195,000	187,370
China Aoyuan Group Ltd.
0.00%(4),(7),(10)	12/31/99	49,185	597
5.50%(7),(11)	09/30/31	19,044	389
Greystar Real Estate Partners LLC 7.75%(1)	09/01/30	350,000	371,004
Vonovia SE (Germany)
0.75%(3)	09/01/32	100,000	84,497
1.00%(3)	06/16/33	100,000	83,462

			729,228

REIT—1.1%
American Assets Trust LP 3.38%	02/01/31	500,000	436,935
American Homes 4 Rent LP 3.38%	07/15/51	675,000	443,839
American Tower Corp. (REIT) 2.10%	06/15/30	550,000	472,494

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
Boston Properties LP (REIT) 2.75%	10/01/26	$10,000	$9,654
Digital Dutch Finco BV 1.25%(3)	02/01/31	220,000	200,425
Digital Intrepid Holding BV 0.63%(3)	07/15/31	100,000	86,317
Extra Space Storage LP
2.35%	03/15/32	150,000	123,159
2.40%	10/15/31	71,000	59,407
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30	147,000	137,661
4.00%	01/15/31	73,000	67,177
5.38%	04/15/26	1,040,000	1,042,132
5.75%	06/01/28	10,000	10,131
Healthcare Realty Holdings LP
3.10%	02/15/30	35,000	31,477
3.63%	01/15/28	150,000	143,238
Healthpeak OP LLC (REIT) 3.40%	02/01/25	2,000	2,000
Hudson Pacific Properties LP
3.25%	01/15/30	525,000	382,415
3.95%	11/01/27	448,000	410,131
5.95%	02/15/28	15,000	13,606
Iron Mountain, Inc. (REIT) 6.25%(1)	01/15/33	335,000	336,112
LXP Industrial Trust 2.70%	09/15/30	160,000	138,973
Prologis Euro Finance LLC (REIT) 4.63%	05/23/33	100,000	112,256
Realty Income Corp. 5.13%	07/06/34	285,000	327,102
VICI Properties LP 5.63%	05/15/52	50,000	46,254
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29	30,000	28,377
4.63%(1)	06/15/25	1,260,000	1,257,833
5.75%(1)	02/01/27	65,000	65,648
WP Carey, Inc. (REIT) 4.25%	07/23/32	100,000	107,217

			6,491,970

Retail—0.7%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.13%(1)	04/15/29	743,000	680,179
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26	460,000	458,947
5.88%(1)	04/01/29	769,000	727,005
FirstCash, Inc. 6.88%(1)	03/01/32	195,000	198,030
Lithia Motors, Inc. 3.88%(1)	06/01/29	200,000	185,798
Michaels Cos., Inc.
5.25%(1)	05/01/28	237,000	184,507
7.88%(1)	05/01/29	360,000	227,448
Papa John’s International, Inc. 3.88%(1)	09/15/29	370,000	336,386
Raising Cane’s Restaurants LLC 9.38%(1)	05/01/29	320,000	342,854
Saks Global Enterprises LLC 11.00%(1)	12/15/29	700,000	671,909

			4,013,063

Semiconductors—0.0%
Intel Corp. 5.70%	02/10/53	130,000	115,878

Software—0.4%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29	290,000	299,727
Open Text Corp. (Canada) 6.90%(1)	12/01/27	760,000	786,562
Oracle Corp. 4.80%	08/03/28	880,000	881,073
RingCentral, Inc. 8.50%(1)	08/15/30	161,000	171,064

			2,138,426

Telecommunications—0.5%
Altice Financing SA (Luxembourg) 5.75%(1)	08/15/29	295,000	230,610
Consolidated Communications, Inc. 6.50%(1)	10/01/28	175,000	171,259
EchoStar Corp. 10.75%	11/30/29	500,000	539,170
Frontier Communications Holdings LLC
5.88%(1)	10/15/27	155,000	155,203
8.63%(1)	03/15/31	546,000	583,849
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	725,000	706,936
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	437,450	439,252

			2,826,279

Water—0.1%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(3)	10/24/29	200,000	212,680
Suez SACA (France) 2.88%(3)	05/24/34	200,000	195,496

			408,176

Total Corporate Bonds (Cost: $98,412,299)			96,280,223

MUNICIPAL BONDS—0.2%
City of Los Angeles Department of Airports, Revenue Bond 3.89%	05/15/38	100,000	87,215
City of New York, General Obligation Unlimited 3.62%	04/01/31	155,000	145,015
County of Miami-Dade Aviation Revenue, Revenue Bond 2.61%	10/01/32	100,000	85,169
Empire State Development Corp., Revenue Bond
2.00%	03/15/33	100,000	80,131
2.54%	03/15/34	40,000	33,180
2.54%	03/15/34	135,000	111,316
Maricopa County Industrial Development Authority, Revenue Bond 7.38%(1)	10/01/29	450,000	458,371
New York City Transitional Finance Authority Future Tax Secured Revenue 1.85%	08/01/32	75,000	60,317
State of Ohio, Revenue Bond 2.89%	01/01/32	100,000	88,073

Total Municipal Bonds (Cost: $1,272,155)			1,148,787

FOREIGN GOVERNMENT BONDS—1.0%
Brazil Government International Bonds
6.00%	10/20/33	600,000	575,490
6.13%	03/15/34	400,000	383,572
Colombia Government International Bonds 8.00%	04/20/33	400,000	411,548

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT BONDS (Continued)
Costa Rica Government International Bonds 6.55%(3)	04/03/34	$400,000	$410,880
Finance Department Government of Sharjah 6.50%(1)	11/23/32	200,000	205,760
Guatemala Government Bonds
3.70%(3)	10/07/33	200,000	163,640
5.25%(3)	08/10/29	300,000	290,070
Mexico Government International Bonds
2.66%	05/24/31	400,000	328,992
4.88%	05/19/33	475,000	428,246
6.35%	02/09/35	300,000	294,858
Panama Government International Bonds
2.25%	09/29/32	200,000	143,592
3.16%	01/23/30	200,000	170,720
6.40%	02/14/35	400,000	370,812
Paraguay Government International Bonds 4.95%(3)	04/28/31	400,000	386,120
Perusahaan Penerbit SBSN Indonesia III 2.80%(3)	06/23/30	200,000	179,148
Republic of South Africa Government International Bonds
5.88%	06/22/30	450,000	434,664
5.88%	04/20/32	400,000	378,084
Romania Government International Bonds
3.63%(3)	03/27/32	300,000	246,954
6.63%(1)	02/17/28	200,000	203,500

Total Foreign Government Bonds (Cost: $6,081,080)			6,006,650

ASSET-BACKED SECURITIES—17.3%
522 Funding CLO Ltd. Series 2020-6A, Class CR2 6.24% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/23/34	1,100,000	1,104,840
Adagio IV CLO Ltd. Series IV-X, Class B1RR 4.44% (3 mo. EUR EURIBOR + 1.650%)(2),(3)	04/15/34	975,000	1,008,337
AGL CLO 13 Ltd. Series 2021-13A, Class B 6.20% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34	600,000	601,652
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB 0.00%(1),(12),(10)	04/20/34	700,000	473,897
Alinea CLO Ltd. Series 2018-1A, Class DR 0.00% (-3 mo. USD Term SOFR + 2.250%)(1),(2)	07/20/31	750,000	750,158
Allegro CLO XVI Ltd. Series 2024-1A, Class C 7.00% (3 mo. USD Term SOFR + 2.700%)(1),(2)	04/25/37	1,000,000	1,011,885
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53	469,000	508,408
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54	1,402,000	1,521,801
AMMC CLO 24 Ltd. Series 2021-24A, Class BR 5.89% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/20/35	700,000	700,774
AMMC CLO 31 Ltd. Series 2025-31A, Class E 0.00% (-3 mo. USD Term SOFR + 5.450%)(1),(2)	02/20/38	1,000,000	1,015,900
AMSR Trust Series 2020-SFR3, Class H 6.50%(1)	09/17/37	1,775,000	1,770,732
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38	600,000	563,890
Aqueduct European CLO 9 DAC Series 2025-9A, Class B 0.00% (3 mo. EUR EURIBOR + 1.750%)(1),(2),(5)	04/15/38	1,775,000	1,842,306
Arbour CLO VI DAC Series 6A, Class BR 5.07% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	11/15/37	1,500,000	1,557,345
Arbour CLO VII DAC Series 7A, Class BR 5.00% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	12/15/38	1,350,000	1,407,633
Aurium CLO XIII DAC Series 13A, Class B 0.00% (3 mo. EUR EURIBOR + 1.700%)(1),(2),(5)	04/15/38	1,775,000	1,842,306
Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR 6.19% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/24/34	1,200,000	1,208,203
Bardot CLO Ltd. Series 2019-2A, Class DRR 0.00% (-3 mo. USD Term SOFR + 2.500%)(1),(2)	10/22/32	1,200,000	1,205,206
BCRED CLO LLC Series 2023-1A, Class A 6.59% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36	1,200,000	1,212,127
BMO SBA COOF Trust Series 2019-1, Class A (I/O) 1.55%(1),(12)	10/25/45	2,120,351	73,552
Capital Street Master Trust Series 2024-1, Class A 5.75% (30 day USD SOFR Average + 1.350%)(1),(2)	10/16/28	1,100,000	1,101,038
Carvana Auto Receivables Trust Series 2020-P1, Class R 0.00%(1),(13)	09/08/27	1,300	103,400
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(13)	06/12/28	1,500	94,005
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(13)	05/10/29	3,050	396,273
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(13)	09/10/30	2,200	554,694
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O) 0.00%(1),(10)	09/10/30	20,102,862	297,422
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(13)	03/11/30	3,100	326,167
Carvana Auto Receivables Trust Series 2023-P2, Class R 0.00%(1),(13)	06/10/30	2,000	320,875
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1),(13)	08/12/30	2,000	303,476
CIFC Funding Ltd. Series 2017-4A, Class A2R 6.11% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30	575,000	576,509
CIFC Funding Ltd. Series 2018-1A, Class SUB 0.00%(1),(10)	01/18/38	575,000	258,606
CIFC Funding Ltd. Series 2022-2A, Class INCB 0.00%(1),(10)	04/19/35	475,000	324,140
CLI Funding VIII LLC Series 2022-1A, Class B 3.12%(1)	01/18/47	247,984	220,420
Cloud Capital Holdco LP Series 2024-1A, Class A2 5.78%(1)	11/22/49	1,860,000	1,875,965
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O) 2.01%(1),(12)	10/15/52	107,557	1,020

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
CoreVest American Finance Trust Series 2021-1, Class XB (I/O) 1.49%(1),(12)	04/15/53	$4,459,000	$219,684
CVC Cordatus Loan Fund XXI DAC Series 21X, Class B1 4.54% (3 mo. EUR EURIBOR + 1.700%)(2),(3)	09/22/34	1,200,000	1,245,853
CyrusOne Data Centers Issuer I LLC Series 2024-1A, Class A2 4.76%(1)	03/22/49	1,700,000	1,635,964
Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR 6.25% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/30	1,300,000	1,301,981
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.46% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	22,893	22,933
FirstKey Homes Trust Series 2020-SFR1, Class F2 4.28%(1)	08/17/37	1,688,000	1,673,347
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38	944,000	888,999
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	1,600,000	1,588,696
FRTKL Group, Inc. Series 2021-SFR1, Class F 3.17%(1)	09/17/38	1,779,000	1,676,575
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D 6.31%(1)	03/15/29	1,110,000	1,127,444
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class D 9.29% (3 mo. USD Term SOFR + 5.000%)(1),(2)	07/20/36	850,000	866,020
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R 7.05% (3 mo. USD Term SOFR + 2.750%)(1),(2)	01/20/36	800,000	810,198
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1 7.77% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	1,200,000	1,215,793
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27	950,000	899,661
HOA Funding LLC Series 2021-1A, Class A2 4.72%(1)	08/20/51	814,278	399,000
HPS Loan Management Ltd. Series 2023-18A, Class D 10.04% (3 mo. USD Term SOFR + 5.750%)(1),(2)	07/20/36	850,000	869,785
HPS Loan Management Ltd. Series 2024-19A, Class C2 7.20% (-3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37	1,000,000	1,012,587
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(12),(10)	01/15/38	1,400,000	1,174,740
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.00%(1),(12),(10)	01/15/38	1,400,000	—
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77	150,343	132,650
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74	282,362	251,320
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	33,367	31,086
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73	33,310	29,606
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A 2.64%(1)	10/15/46	943,774	864,380
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 5.70% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	932,038	934,182
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00%(1),(12),(10)	01/25/38	1,000,000	898,052
Navient Student Loan Trust Series 2018-4A, Class B 5.77% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67	850,000	809,432
Navigator Aviation Ltd. Series 2024-1, Class A 5.40%(1)	08/15/49	1,280,714	1,262,865
NCFA LLC – Loan Participation 1
7.04%(7)	06/12/28	1,560,000	1,560,000
7.39%(7)	12/19/27	1,550,000	1,550,000
Nelnet Student Loan Trust Series 2007-1, Class B2 5.96%(12)	08/25/37	835,000	748,498
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class AR 5.60% (3 mo. USD Term SOFR + 1.302%)(1),(2)	04/15/34	1,200,000	1,203,577
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021- 40A, Class SUB 0.00%(1),(12),(10)	04/16/33	275,000	151,133
OCP Aegis CLO Ltd. Series 2023-29A, Class D2R 8.14% (3 mo. USD Term SOFR + 3.850%)(1),(2)	01/20/36	1,100,000	1,101,439
OCP CLO Ltd. Series 2023-28A, Class D 9.66% (3 mo. USD Term SOFR + 5.350%)(1),(2)	07/16/36	900,000	919,100
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR 6.26% (3 mo. USD Term SOFR + 1.962%)(1),(2)	10/15/34	700,000	701,400
Palmer Square CLO Ltd. Series 2015-1A, Class BR5 6.19% (3 mo. USD Term SOFR + 1.900%)(1),(2)	05/21/34	1,300,000	1,301,002
Palmer Square CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(12),(10)	04/20/34	625,000	311,066
Palmer Square European Loan Funding DAC Series 2024- 3A, Class B 4.54% (-3 mo. EUR EURIBOR + 1.850%)(1),(2)	05/15/34	1,400,000	1,457,008
PHEAA Student Loan Trust Series 2014-3A, Class A 5.06% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40	15,467	15,383
Progress Residential Trust Series 2021-SFR1, Class H 5.00%(1)	04/17/38	1,400,000	1,397,449
Progress Residential Trust Series 2021-SFR10, Class F 4.61%(1)	12/17/40	1,213,829	1,150,543
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39	1,250,000	1,187,545

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Progress Residential Trust Series 2021-SFR2, Class H 5.00%(1)	04/19/38	$819,000	$815,661
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26	1,211,000	1,193,740
Progress Residential Trust Series 2021-SFR4, Class F 3.41%(1)	05/17/38	1,530,000	1,465,659
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38	1,250,000	1,203,594
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38	1,488,000	1,443,076
Progress Residential Trust Series 2021-SFR9, Class E1 2.81%(1)	11/17/40	1,531,000	1,391,488
Progress Residential Trust Series 2024-SFR5, Class E2 3.63%(1),(12)	08/09/29	2,050,000	1,814,011
Rockford Tower CLO Ltd. Series 2017-2A, Class AR 5.58% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/15/29	11,136	11,158
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.74% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	255,606	256,255
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2 6.17% (3 mo. USD Term SOFR + 1.650%)(1),(2)	08/20/32	2,000,000	2,002,000
Rockford Tower CLO Ltd. Series 2021-3A, Class D2R 8.69% (3 mo. USD Term SOFR + 4.250%)(1),(2)	01/15/38	1,200,000	1,228,369
Rockford Tower CLO Ltd. Series 2023-1A, Class D 9.61% (3 mo. USD Term SOFR + 5.320%)(1),(2)	01/20/36	850,000	872,169
Sabey Data Center Issuer LLC Series 2021-1, Class A2 1.88%(1)	06/20/46	1,325,000	1,265,071
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(1)	04/20/48	175,000	176,800
Santander Consumer Auto Receivables Trust Series 2020- BA, Class R 0.00%(1),(13)	08/15/28	2,000	568,610
Santander Consumer Auto Receivables Trust Series 2021- CA, Class R 0.00%(1),(13)	06/15/28	5,150	520,157
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C 5.83%(1)	06/20/41	728,771	731,006
Skyline Aviation, Inc. Class A 3.23%(7)	07/03/38	425,794	388,786
Slam Ltd. Series 2024-1A, Class A 5.34%(1)	09/15/49	2,123,951	2,092,976
SLM Student Loan Trust Series 2004-1, Class B 5.32% (90 day USD SOFR Average + 0.762%)(2)	07/25/39	106,943	101,936
SLM Student Loan Trust Series 2008-5, Class A4 6.52% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	30,787	30,833
SLM Student Loan Trust Series 2008-7, Class A4 5.72% (90 day USD SOFR Average + 1.162%)(2)	07/25/23	7,095	7,074
SLM Student Loan Trust Series 2008-7, Class B 6.67% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	10,000	10,321
Stratus CLO Ltd. Series 2021-3A, Class SUB 0.00%(1),(12),(10)	12/29/29	975,000	22,620
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54	400,000	404,068
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%(1)	05/25/46	721,875	721,856
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.95%(1)	08/25/51	953,025	896,220
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B 2.52%(1)	02/20/46	526,888	478,131
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38	900,000	861,658
Tricon Residential Trust Series 2024-SFR4, Class D 5.35%(1)	11/17/41	1,480,000	1,443,698
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	1,550,000	1,966,060
Vault DI Issuer LLC Series 2021-1A, Class A2 2.80%(1)	07/15/46	1,700,000	1,629,724
VCAT LLC Series 2025-NPL1, Class A1 5.88%(1)	01/25/55	2,200,000	2,210,978
Vista Point Securitization Trust Series 2024-CES2, Class A3 5.91%(1)	10/25/54	700,000	695,613
Vista Point Securitization Trust Series 2024-CES2, Class B1 7.50%(1),(12)	10/25/54	1,000,000	998,464
Wendy’s Funding LLC Series 2019-1A, Class A2I 3.78%(1)	06/15/49	1,753,140	1,720,299
Wingstop Funding LLC Series 2020-1A, Class A2 2.84%(1)	12/05/50	1,477,500	1,382,325
Ziply Fiber Issuer LLC Series 2024-1A, Class B 7.81%(1)	04/20/54	825,000	856,596

Total Asset-backed Securities (Cost: $103,172,650)			102,611,998

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K037, Class X3 (I/O) 5.05%(12)	01/25/42	25,359	—
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K044, Class X3 (I/O) 1.44%(12)	01/25/43	3,024,040	30
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X1 (I/O) 0.54%(12)	07/25/25	11,800,336	17,494
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 1.55%(12)	10/25/43	2,925,000	20,453
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K050, Class X1 (I/O) 0.29%(12)	08/25/25	19,648,893	26,127
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O) 2.12%(12)	06/25/44	6,243,936	170,351
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O) 2.08%(12)	01/25/45	2,999,971	108,066
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O) 1.32%(12)	01/25/30	9,215,963	503,466

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O) 2.21%(12)	05/25/46	$4,850,000	$37,547
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O) 2.15%(12)	05/25/47	3,160,000	83,736
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O) 2.02%(12)	09/25/47	2,495,000	68,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.21%(12)	06/25/27	601,422	11,106
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O) 4.08%(12)	01/25/31	181,209	17,059
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT1 (I/O) 1.66%(12)	05/25/25	2,091,787	7,514
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O) 1.81%(12)	05/25/27	3,556,796	108,887
Federal National Mortgage Association, Pool #462209 6.90% (1 yr. CMT + 2.176%)(2)	04/01/36	42,692	42,417
Federal National Mortgage Association-ACES Series 2016- M11, Class X2 (ACES) (I/O) 3.06%(12)	07/25/39	232,210	4,317
Federal National Mortgage Association-Aces Series 2016- M2, Class X3 (I/O) 2.04%(12)	04/25/36	60,931	1
Federal National Mortgage Association-Aces Series 2016- M4, Class X2 (I/O) 2.70%(12)	01/25/39	428,680	2,257
Government National Mortgage Association Series 2009- 111, Class IO (I/O) 0.19%(12)	09/16/51	861,806	26,900
Government National Mortgage Association Series 2010- 159, Class D 4.56%(12)	09/16/44	82,827	82,189
Government National Mortgage Association Series 2011- 119, Class IO (I/O) 0.15%(12)	08/16/51	1,070,349	1,340
Government National Mortgage Association Series 2011-86, Class C 3.64%(12)	09/16/51	178,540	170,610
Government National Mortgage Association Series 2012- 123, Class IO (I/O) 0.61%(12)	12/16/51	1,403,890	22,904
Government National Mortgage Association Series 2012- 135, Class IO (I/O) 0.34%(12)	01/16/53	248,225	2,794
Government National Mortgage Association Series 2013-33, Class IO (I/O) 0.19%(12)	04/16/54	319,449	789
Government National Mortgage Association Series 2014- 126, Class IO (I/O) 0.71%(12)	02/16/55	4,504,778	132,604

Total Commercial Mortgage-Backed Securities—Agency (Cost: $3,271,852)			1,669,448

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—10.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	1,275,000	1,259,603
1211 Avenue of the Americas Trust Series 2015-1211, Class C 4.14%(1),(12)	08/10/35	1,080,000	1,040,451
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(12)	06/05/37	1,000,000	923,727
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.72% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34	700,000	673,623
Banc of America Commercial Mortgage Trust Series 2015- UBS7, Class XA (I/O) 0.73%(12)	09/15/48	5,416,634	9,117
Banc of America Commercial Mortgage Trust Series 2015- UBS7, Class XE (I/O) 1.25%(1),(12)	09/15/48	500,000	3,349
Bank Series 2020-BN25, Class C 3.35%(12)	01/15/63	1,815,000	1,544,599
Benchmark Mortgage Trust Series 2020-B18, Class AGNF 4.14%(1)	07/15/53	529,000	508,432
Benchmark Mortgage Trust Series 2024-V10, Class C 5.68%(1),(12)	09/15/57	1,338,000	1,323,400
Blackstone Industrial Portfolio 6.77%(7)	04/09/25	192,182	191,375
BX Commercial Mortgage Trust Series 2020-VIV2, Class C 3.54%(1),(12)	03/09/44	1,100,000	990,726
BX Commercial Mortgage Trust Series 2021-VINO, Class D 5.77% (1 mo. USD Term SOFR + 1.467%)(1),(2)	05/15/38	840,000	839,373
BX Trust Series 2021-ARIA, Class G 7.56% (1 mo. USD Term SOFR + 3.257%)(1),(2)	10/15/36	1,500,000	1,479,871
BX Trust Series 2022-FOX2, Class E 7.27% (1 mo. USD Term SOFR + 2.959%)(1),(2)	04/15/39	910,328	909,422
BX Trust Series 2022-LBA6, Class D 6.31% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/15/39	1,240,000	1,241,278
BX Trust Series 2024-BIO, Class C 6.95% (1 mo. USD Term SOFR + 2.640%)(1),(2)	02/15/41	927,000	917,751
BX Trust Series 2024-BIO, Class D 7.95% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	530,000	521,846
BXHPP Trust Series 2021-FILM, Class E 6.42% (1 mo. USD Term SOFR + 2.114%)(1),(2)	08/15/36	1,200,000	1,098,330
BXP Trust Series 2017-GM, Class D 3.42%(1),(12)	06/13/39	1,000,000	939,142
BXP Trust Series 2017-GM, Class E 3.42%(1),(12)	06/13/39	750,000	694,569
BXSC Commercial Mortgage Trust Series 2022-WSS, Class B 6.40% (1 mo. USD Term SOFR + 2.092%)(1),(2)	03/15/35	1,809,000	1,813,061

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class B 5.85% (1 mo. USD Term SOFR + 1.547%)(1),(2)	12/15/37	$1,050,000	$1,050,713
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E 6.75% (1 mo. USD Term SOFR + 2.447%)(1),(2)	12/15/37	1,040,000	1,041,091
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.35%(12)	08/10/49	8,593,515	91,118
Century Plaza Towers Series 2019-CPT, Class F 3.00%(1),(12)	11/13/39	450,000	331,297
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O) 0.81%(1),(12)	08/15/50	11,628,000	205,663
Citigroup Commercial Mortgage Trust Series 2013-375P, Class B 3.52%(1),(12)	05/10/35	700,000	689,806
Citigroup Commercial Mortgage Trust Series 2013-375P, Class D 3.52%(1),(12)	05/10/35	915,000	888,713
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O) 1.20%(12)	02/10/49	5,273,468	37,586
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	1,450,000	1,263,032
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(12)	10/15/45	160,043	2,063
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O) 0.39%(1),(12)	12/10/44	1,343,279	13
COMM Mortgage Trust Series 2013-CR8, Class F 4.00%(1),(12)	06/10/46	770,000	751,151
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O) 0.72%(1),(12)	08/10/47	1,200,000	4,350
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O) 0.67%(12)	06/10/47	169,681	2
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.55%(7),(12)	09/10/47	2,274,503	23
COMM Mortgage Trust Series 2015-CR22, Class XA (I/O) 0.71%(12)	03/10/48	5,218,758	52
COMM Mortgage Trust Series 2015-CR25, Class XA (I/O) 0.78%(12)	08/10/48	7,319,069	9,043
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O) 1.06%(1),(12)	07/10/48	10,015,000	38,533
COMM Mortgage Trust Series 2016-787S, Class D 3.83%(1),(12)	02/10/36	950,000	900,990
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O) 0.63%(12)	02/10/49	12,155,213	35,081
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class X (I/O) 1.57%(1),(12)	06/20/31	12,648	66
CONE Trust Series 2024-DFW1, Class B 6.60% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41	1,267,000	1,269,804
CSAIL Commercial Mortgage Trust Series 2015-C2, Class XA (I/O) 0.63%(12)	06/15/57	8,982,702	7,160
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.54%(12)	06/15/52	550,152	29,780
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O) 1.36%(12)	05/10/49	8,457,591	69,499
DBSG Mortgage Trust Series 2024-ALTA, Class D 7.06%(1),(12)	06/10/37	500,000	505,202
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	1,458,000	1,266,453
DOLP Trust Series 2021-NYC, Class E 3.70%(1),(12)	05/10/41	600,000	458,685
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A 3.55%(1),(12)	09/10/35	1,114,500	1,095,184
Extended Stay America Trust Series 2021-ESH, Class F 8.12% (1 mo. USD Term SOFR + 3.814%)(1),(2)	07/15/38	525,869	529,507
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU, Class E 7.46% (1 mo. USD Term SOFR + 3.150%)(1),(2)	12/15/39	1,250,000	1,264,618
FS Commercial Mortgage Trust Series 2023-4SZN, Class E 10.42%(1),(12)	11/10/39	1,000,000	1,058,049
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.43%(1),(12)	08/10/43	5,083,134	6,117
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 4.74%(1),(12)	08/10/44	425,121	254
GS Mortgage Securities Trust Series 2015-GC32, Class XA (I/O) 0.68%(12)	07/10/48	29,382,897	22,372
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O) 1.21%(12)	10/10/48	4,971,088	17,928
GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O) 0.75%(12)	11/10/48	8,890,461	28,241
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O) 1.72%(12)	05/10/49	244,520	3,002
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O) 0.56%(12)	11/10/49	14,331,546	101,803
GSCG Trust Series 2019-600C, Class G 3.99%(1),(12)	09/06/34	285,000	3,003
GWT Trust Series 2024-WLF2, Class B 6.45% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	522,000	525,751
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.44%(1),(12)	07/10/39	800,000	718,782
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.68%(1),(12)	01/13/40	1,000,000	1,014,129
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.40%(1),(12)	01/13/40	1,550,000	1,575,635
JPMBB Commercial Mortgage Securities Trust Series 2015- C30, Class XA (I/O) 0.41%(12)	07/15/48	20,443,598	10,719
JPMBB Commercial Mortgage Securities Trust Series 2015- C30, Class XNR (I/O) 0.25%(1),(12)	07/15/48	38,124,357	36,729
JPMBB Commercial Mortgage Securities Trust Series 2015- C31, Class XA (I/O) 0.81%(12)	08/15/48	5,576,000	9,237
JPMCC Commercial Mortgage Securities Trust Series 2017- JP5, Class XA (I/O) 0.77%(12)	03/15/50	3,736,190	50,250

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A3 3.76%	03/10/52	$500,000	$480,298
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O) 1.47%(12)	06/15/49	235,895	2,732
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O) 0.48%(1),(12)	06/15/45	50,324,158	220,279
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O) 1.20%(12)	04/15/46	111,549	507
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP, Class D 6.01% (1 mo. USD Term SOFR + 1.707%)(1),(2)	07/15/36	996,110	990,919
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O) 0.25%(1),(12)	12/05/38	2,010,000	8,483
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O) 1.88%(1),(12)	01/16/37	450,000	23
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O) 0.57%(1),(12)	01/16/37	1,450,000	4,415
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F 6.66% (3 mo. EUR EURIBOR + 3.650%)(1),(2)	08/17/33	490,928	495,445
Last Mile Securities PE DAC Series 2021-1X, Class E 6.51% (3 mo. EUR EURIBOR + 3.500%)(2),(3)	08/17/31	1,199,753	1,244,757
MHC Trust Series 2021-MHC2, Class E 6.37% (1 mo. USD Term SOFR + 2.064%)(1),(2)	05/15/38	808,000	807,495
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O) 0.12%(1),(12)	08/15/45	22,663,135	227
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O) 1.09%(1),(12)	10/15/46	15,985,117	256,972
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class XA (I/O) 0.69%(12)	03/15/48	1,072,560	11
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.95%(12)	04/15/48	783,113	8
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA (I/O) 0.67%(12)	05/15/48	6,354,464	6,695
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O) 0.47%(1),(12)	06/15/44	10,507,886	37,730
Natixis Commercial Mortgage Securities Trust Series 2018- ALXA, Class E 4.32%(1),(12)	01/15/43	100,000	81,967
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39	701,000	704,400
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.70%(1),(12)	11/05/41	811,000	821,804
NYC Commercial Mortgage Trust Series 2021-909, Class D 3.21%(1),(12)	04/10/43	700,000	449,932
NYO Commercial Mortgage Trust Series 2021-1290, Class C 6.42% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38	820,000	807,525
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.97% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38	965,000	945,971
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41	1,370,000	1,450,468
Roseville Ltd. 7.57%(7)	03/29/25	495,000	505,147
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66%(1),(12)	01/05/43	400,000	340,762
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(12)	01/05/43	460,000	402,643
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C 4.39%(1),(12)	01/05/43	925,000	774,389
SFO Commercial Mortgage Trust Series 2021-555, Class A 5.57% (1 mo. USD Term SOFR + 1.264%)(1),(2)	05/15/38	1,040,000	1,036,080
SMRT Commercial Mortgage Trust Series 2022-MINI, Class D 6.26% (1 mo. USD Term SOFR + 1.950%)(1),(2)	01/15/39	1,400,000	1,382,459
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.66% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39	1,000,000	952,616
SREIT Trust Series 2021-MFP2, Class C 5.79% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	1,060,000	1,058,722
STWD Trust Series 2021-FLWR, Class F 7.09% (1 mo. USD Term SOFR + 2.787%)(1),(2)	07/15/36	550,000	550,511
Taurus U.K. DAC Series 2021-UK1A, Class D 7.33% (1 day GBP SONIA + 2.600%)(1),(2)	05/17/31	1,464,245	1,815,234
U.K. Logistics DAC Series 2024-2A, Class D 7.82% (1 day GBP SONIA + 3.100%)(1),(2)	02/17/35	825,000	1,031,816
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O) 1.09%(12)	10/15/50	7,957,815	180,908
VASA Trust Series 2021-VASA, Class D 6.52% (1 mo. USD Term SOFR + 2.214%)(1),(2)	07/15/39	1,250,000	1,088,055
VNDO Trust Series 2016-350P, Class D 3.90%(1),(12)	01/10/35	1,060,000	1,014,314

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WB Commercial Mortgage Trust Series 2024-HQ, Class B 6.63%(1),(12)	03/15/40	$1,049,000	$1,058,278
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class XA (I/O) 0.66%(12)	02/15/48	6,628,761	66
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O) 0.94%(12)	11/15/48	16,137,647	46,869
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O) 1.88%(1),(12)	04/15/50	415,000	11,377
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class XA (I/O) 0.86%(12)	09/15/57	8,865,546	23,361
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O) 2.03%(12)	06/15/49	5,538,021	78,793
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS 4.67%(12)	09/15/61	1,100,000	1,068,623
Wells Fargo Commercial Mortgage Trust Series 2019- JWDR, Class F 4.56%(1),(12)	09/15/31	728,000	707,832
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C 6.80%(12)	07/15/57	847,000	858,718
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O) 0.35%(1),(12)	12/15/45	40,140,665	401
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O) 0.25%(12)	09/15/57	221,729	77

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $72,224,078)			63,748,438

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—23.2%
Federal Home Loan Mortgage Corp., Pool #QE4038 3.00%	06/01/52	1,204,400	1,024,936
Federal Home Loan Mortgage Corp., Pool #RA5286 2.50%	05/01/51	657,216	536,574
Federal Home Loan Mortgage Corp., Pool #RA6427 3.00%	12/01/51	515,110	437,886
Federal Home Loan Mortgage Corp., Pool #SD3246 4.00%	08/01/52	1,742,561	1,597,019
Federal Home Loan Mortgage Corp., Pool #SD5324 4.00%	02/01/53	370,168	339,193
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	9,398,342	7,321,900
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52	1,667,727	1,419,419
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	2,128,477	1,811,320
Federal Home Loan Mortgage Corp., Pool #SD8225 3.00%	07/01/52	970,733	826,087
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52	3,472,285	3,276,887
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52	3,004,353	2,752,492
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	2,589,747	2,443,613
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	513,941	484,860
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52	671,793	615,266
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	2,899,452	2,734,944
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52	2,996,432	2,826,421
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class IO (I/O) 5.50%	07/15/36	176,540	34,097
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	6,483,322	846,621
Federal National Mortgage Association, Pool #BV3023 2.00%	02/01/52	733,833	571,702
Federal National Mortgage Association, Pool #BV8463 2.50%	04/01/52	1,777,577	1,451,060
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	2,267,267	1,929,429
Federal National Mortgage Association, Pool #CB2403 2.50%	12/01/51	1,782,277	1,454,629
Federal National Mortgage Association, Pool #FS3806 2.50%	07/01/52	1,420,553	1,161,807
Federal National Mortgage Association, Pool #FS6380 2.50%	02/01/52	760,694	621,233
Federal National Mortgage Association, Pool #FS6925 2.50%	12/01/51	2,277,463	1,860,015
Federal National Mortgage Association, Pool #FS6943 3.00%	06/01/52	3,696,377	3,142,224
Federal National Mortgage Association, Pool #FS7577 2.50%	01/01/54	778,183	635,241
Federal National Mortgage Association, Pool #MA4562 2.00%	03/01/52	2,032,183	1,583,198
Federal National Mortgage Association, Pool #MA4700 4.00%	08/01/52	3,116,739	2,855,939
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	1,765,238	1,616,980
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	1,143,164	1,078,481
Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O) 1.50%	01/25/52	33,380,941	3,684,473
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	1,409,514	181,420
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	5,153,071	664,848
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	3,388,675	428,039
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	7,931,341	1,022,250
Federal National Mortgage Association REMICS Series 2005-56, Class SP (I/F) (PAC) 6.00% (-30 day USD SOFR Average + 41.613%)(2)	08/25/33	393	392
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) 1.53% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	52,106	3,441
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O) 3.00%	12/25/27	71,468	1,928

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.55% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	$1,792,384	$1,785,859
Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) 1.15% (-30 day USD SOFR Average + 5.500%)(2)	11/25/54	15,351,584	1,014,644
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) 1.00% (-30 day USD SOFR Average + 5.350%)(2)	07/25/54	12,506,478	639,090
Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) 1.50% (-30 day USD SOFR Average + 5.850%)(2)	12/25/54	7,216,164	528,770
Federal National Mortgage Association REMICS Series 2024-96, Class FA 5.75% (-30 day USD SOFR Average + 1.400%)(2)	12/25/54	6,658,397	6,669,431
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	1,774,390	1,685,400
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) 2.19% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	192,522	10,658
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	22,223	19,774
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48	2,187	2,004
Government National Mortgage Association, TBA
4.00%(14)	05/01/52	7,150,000	6,579,130
4.50%(14)	09/01/54	6,450,000	6,097,021
5.00%(14)	08/01/54	6,675,000	6,480,958
5.50%(14)	07/01/54	8,875,000	8,807,799
Uniform Mortgage-Backed Security, TBA 3.00%(14)	01/01/52	3,650,000	3,099,974
3.50%(14)	02/01/52	7,625,000	6,745,750
4.50%(14)	08/01/54	7,050,000	6,636,595
2.00%(14)	11/01/51	3,725,000	2,895,633
2.50%(14)	12/01/51	8,525,000	6,941,801
5.00%(14)	07/01/54	9,900,000	9,559,608
4.00%(14)	03/01/52	4,325,000	3,955,366

Total Residential Mortgage-Backed Securities—Agency (Cost: $137,739,126)			137,433,529

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—17.8%
ACRA Trust Series 2024-NQM1, Class M1A 6.19%(1),(12)	10/25/64	1,470,000	1,455,141
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O) 0.04%(7),(12)	12/25/46	19,157,739	159,406
American Home Mortgage Assets Trust Series 2007-1, Class A1 5.45% (1 yr. MTA + 0.700%)(2)	02/25/47	2,230,069	780,777
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O) 0.07%(7),(12)	06/25/47	7,807	108
AOMT Series 2024-6, Class A2 4.65%(1)	11/25/67	2,341,435	2,281,201
Banc of America Alternative Loan Trust Series 2006-5, Class CB8 4.74% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/46	1,494,772	1,198,738
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) 2.26% (-1 mo. USD Term SOFR + 6.576%)(2),(7)	06/25/46	1,494,781	115,089
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%(15)	03/25/36	4,330	3,815
Banc of America Funding Trust Series 2006-7, Class T2A5 6.54%	10/25/36	621,947	535,947
Banc of America Funding Trust Series 2014-R5, Class 1A2 4.20% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45	1,014,113	721,380
Banc of America Funding Trust Series 2015-R4, Class 5A1 4.60% (1 mo. USD Term SOFR + 0.264%)(1),(2)	10/25/36	333	333
BCAP LLC Trust Series 2007-AA2, Class 2A12 5.50%	04/25/37	2,380,933	949,664
BCMSC Trust Series 1999-B, Class A2 6.98%(12)	12/15/29	997,492	77,449
BCMSC Trust Series 2000-A, Class A3 7.83%(12)	06/15/30	1,658,345	139,815
BCMSC Trust Series 2000-A, Class A4 8.29%(12)	06/15/30	142,144	12,690
Bear Stearns ARM Trust Series 2004-3, Class 2A 4.88%(12)	07/25/34	4,804	4,465
Bear Stearns ARM Trust Series 2005-10, Class A3 6.63%(12)	10/25/35	100,594	98,112
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.54%	02/25/37	823,438	481,368
C-BASS Trust Series 2006-CB7, Class A4 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	33,506	21,722
C-BASS Trust Series 2007-CB1, Class AF3 3.17%	01/25/37	943,675	263,359
C-BASS Trust Series 2007-CB1, Class AF6 3.17%	01/25/37	1,665,983	464,803
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54	1,114,680	1,070,364
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29	1,564,514	1,565,284
CFMT LLC Series 2024-R1, Class A3 4.00%(1)	10/25/54	1,500,000	1,383,839
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1 6.50%	01/25/38	203,571	97,695
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9 5.50%	06/25/37	585,220	261,190
CHNGE Mortgage Trust Series 2023-1, Class M1 8.21%(1),(12)	03/25/58	580,000	582,467
CIM Trust Series 2021-NR2, Class A1 5.57%(1)	07/25/59	1,851,316	1,847,562
CIM Trust Series 2021-NR4, Class A1 5.82%(1)	10/25/61	647,792	646,296

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(12)	08/25/61	$681,000	$447,611
CIM Trust Series 2022-NR1, Class A1 5.00%(1)	07/25/62	270,063	267,981
CIM Trust Series 2023-NR1, Class A1 6.00%(1)	06/25/62	1,232,387	1,238,960
Citadel PLC Series 2024-1, Class X 8.71% (1 day GBP SONIA + 4.000%)(2),(3)	04/28/60	1,000,000	1,248,647
Citigroup Mortgage Loan Trust Series 2006-WF1, Class A2C 4.52%	03/25/36	27,742	12,828
Citigroup Mortgage Loan Trust Series 2009-10, Class 2A2 7.00%(1),(12)	12/25/35	494,928	349,147
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35	1,400,437	1,256,574
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5 5.50%	07/25/35	1,362,163	1,247,252
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5 5.50%	04/25/36	222,003	202,509
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1 6.00%	01/25/37	93,386	81,544
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5 6.00%	01/25/37	178,258	155,653
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13 5.75%	02/25/37	209,174	181,504
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7 5.75%	03/25/37	175,281	155,767
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1 6.00%	05/25/37	722,016	658,194
COLT Mortgage Loan Trust Series 2024-7, Class B1 7.19%(1),(12)	12/26/69	1,000,000	1,004,428
Conseco Finance Securitizations Corp. Series 2000-1, Class A5 8.06%(12)	09/01/29	3,422,743	518,311
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32	1,992,158	294,636
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35	823,557	794,264
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35	1,378,114	1,122,877
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3 5.50%	10/25/35	229,039	158,925
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4 5.25%	10/25/35	173,070	117,780
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7 5.50%	10/25/35	488,220	338,764
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1 5.50%	11/25/35	182,006	118,877
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1 6.00%	11/25/35	2,988,797	441,575
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4 5.50%	12/25/35	288,691	193,260
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1 5.50%	01/25/36	56,664	41,466
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5 6.00%	01/25/36	457,031	247,019
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) 0.62% (-1 mo. USD Term SOFR + 4.936%)(2),(7)	03/01/38	1,198,997	37,585
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1 5.50%	02/25/36	508,769	292,566
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8 5.50%	02/25/36	232,580	133,745
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC) 6.00%	08/25/36	114,443	65,377
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC) 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/36	3,795,736	1,672,228
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) 1.17% (-1 mo. USD Term SOFR + 5.486%)(2),(7)	08/25/36	3,663,904	292,429
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18 6.00%	11/25/36	130,803	75,037
Countrywide Alternative Loan Trust Series 2006-34, Class A5 6.25%	11/25/46	1,255,230	559,388
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11 5.50%	02/25/36	177,906	119,638
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC) 6.00%	06/25/47	269,498	136,237
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6 5.75%	07/25/37	520,505	292,394
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	1,853,874	1,123,120
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7 6.00%	08/25/37	6,445	4,754
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25 6.00%	08/25/37	297,167	172,411
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16 6.50%	09/25/37	235,547	86,129
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3 6.00%	04/25/37	170,986	91,701

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4 6.00%	04/25/37	$504,438	$270,537
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.75%(1)	10/25/36	28,786	28,483
Cross Mortgage Trust Series 2024-H6, Class A2 5.38%(1)	09/25/69	976,098	965,652
Cross Mortgage Trust Series 2024-H6, Class A3 5.48%(1)	09/25/69	878,488	868,295
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6 6.50%	08/25/36	1,024,206	494,950
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11 6.50%	08/25/36	392,877	153,281
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(12)	08/25/37	721,687	410,698
CSMC Trust Series 2014-8R, Class 3A2 5.51%(1),(12)	02/27/36	950,189	820,437
CSMC Trust Series 2020-RPL6, Class A1 3.47%(1),(12)	03/25/59	1,601,372	1,600,948
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2 4.72%(12)	06/25/36	191,079	170,762
Deutsche Mortgage & Asset Receiving Corp. Series 2014- RS1, Class 1A2 6.50%(1),(12)	07/27/37	285,647	225,813
EFMT Series 2024-NQM1, Class B1B 7.66%(1),(12)	11/25/69	1,300,000	1,294,403
Ellington Financial Mortgage Trust Series 2022-4, Class B1 5.94%(1),(12)	09/25/67	900,000	882,629
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2 6.85% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	1,000,000	1,024,137
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1 9.72% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	767,569	809,927
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 8.22% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	872,068	904,541
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1 7.87% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	880,662	911,188
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	346,139	225,381
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	650,104	306,838
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4 6.25%	03/25/37	542,443	198,239
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4 5.75%	04/25/37	705,775	222,198
GCAT Trust Series 2021-NQM6, Class A1 1.86%(1),(12)	08/25/66	1,392,832	1,245,660
GSAA Home Equity Trust Series 2007-5, Class 1F3B 6.00%(12)	05/25/37	4,300,000	310,789
GSAA Home Equity Trust Series 2007-5, Class 1F5B 6.44%	05/25/37	1,987,261	144,066
GSAA Home Equity Trust Series 2007-5, Class 2A2A 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/47	736,268	321,554
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	2,746,622	995,516
GSAA Trust Series 2007-3, Class 2A1B 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/47	166,316	8,932
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 5.34%(12)	09/25/35	2,919	2,766
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A 5.09% (1 mo. USD Term SOFR + 0.794%)(2)	06/20/35	12,618	11,853
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O) 0.00%(1),(7),(12),(10)	06/20/35	925,290	1
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.77% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	2,378,438	1,208,015
HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O) 0.07%(7),(12)	07/19/46	2,496,121	25
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5 4.48%	12/25/36	244,254	80,510
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A 3.95%(12)	03/25/36	68,694	46,722
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4 6.18%(12)	03/25/36	877,965	757,787
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.46%	09/25/29	425,778	250,098
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4 6.08%	08/25/36	1,355,632	788,852
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5 6.34%	08/25/36	257,612	149,852
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5 6.91%	07/25/36	1,611,906	433,245
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6 4.52%	11/25/36	1,317	1,301
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2 4.29%	01/25/37	373,487	184,241
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3 4.29%	10/25/30	573,401	282,823
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11 6.00%	03/25/37	356,013	134,047
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B 6.02%(1)	06/25/54	1,158,956	1,161,824

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Mortgage Trust Series 2024-CES1, Class A2 6.15%(1)	06/25/54	$532,852	$535,230
JPMorgan Mortgage Trust Series 2025-CES1, Class A3 6.07%(1),(12)	05/25/55	1,539,000	1,544,771
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1 6.63%(12)	04/15/40	323,358	326,429
Lehman Mortgage Trust Series 2006-1, Class 1A5 5.50%	02/25/36	129,860	60,590
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F) 2.12% (-1 mo. USD Term SOFR + 6.436%)(2),(7)	11/25/36	182,681	15,520
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) 2.80% (-1 mo. USD Term SOFR + 7.116%)(2),(7)	01/25/37	5,513,076	295,166
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) 1.91% (-1 mo. USD Term SOFR + 6.226%)(2),(7)	06/25/37	8,160,662	804,006
Lehman Mortgage Trust Series 2007-5, Class 7A3 7.50%	10/25/36	487,440	162,441
Lehman XS Trust Series 2005-1, Class 3A4 5.37%	07/25/35	27,343	28,205
Lehman XS Trust Series 2006-17, Class 1A (I/O) 0.60%(7)	08/25/46	6,945,467	136,868
Lehman XS Trust Series 2006-17, Class 1A3 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46	167,737	143,499
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/35	7,033	6,862
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/36	672,658	246,506
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	626,911	189,365
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 4.69% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	199,792	196,871
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/29	3,135	3,039
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B 4.08% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/37	742,554	237,516
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.80% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	3,379,334	929,081
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	2,098	2,094
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	24,864	24,865
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	1,067	1,062
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1 6.00%	10/25/37	173,063	90,346
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1 6.50%(1),(12)	06/25/54	1,651,732	1,684,790
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.68% (1 mo. USD Term SOFR + 0.364%)(2)	06/25/37	14,783	14,186
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2 7.48%	08/15/27	231,771	177,586
OBX Trust Series 2022-NQM7, Class A3 5.70%(1)	08/25/62	1,265,992	1,262,711
PMT Loan Trust Series 2024-INV1, Class A29 6.00%(1),(12)	10/25/59	1,227,847	1,225,827
PRET LLC Series 2021-RN2, Class A1 4.74%(1)	07/25/51	550,182	547,597
PRET LLC Series 2022-RN2, Class A1 5.00%(1)	06/25/52	563,313	564,246
PRET LLC Series 2024-NPL4, Class A1 7.00%(1)	07/25/54	1,440,538	1,448,131
PRKCM Trust Series 2023-AFC1, Class B1 7.47%(1),(12)	02/25/58	1,200,000	1,203,404
PRPM LLC Series 2021-11, Class A1 5.49%(1)	11/25/26	254,732	254,405
PRPM LLC Series 2021-4, Class A1 4.87%(1)	04/25/26	1,630,232	1,628,954
PRPM LLC Series 2021-8, Class A1 4.74%(1),(12)	09/25/26	459,169	457,446
PRPM LLC Series 2021-9, Class A1 5.36%(1)	10/25/26	783,853	782,820
PRPM LLC Series 2022-1, Class A1 3.72%(1)	02/25/27	914,801	914,220
PRPM LLC Series 2022-3, Class A1 5.56%(1)	06/25/27	842,520	842,079
PRPM LLC Series 2022-4, Class A1 5.00%(1)	08/25/27	218,505	217,751
PRPM LLC Series 2024-5, Class A1 5.69%(1)	09/25/29	1,311,922	1,308,709
PRPM LLC Series 2024-RCF4, Class A2 4.00%(1)	07/25/54	1,600,000	1,484,197
PRPM LLC Series 2024-RPL3, Class A2 4.00%(1)	11/25/54	1,150,000	1,062,467
PRPM LLC Series 2024-RPL4, Class M1 4.00%(1)	12/25/54	1,280,000	1,148,326
PRPM Trust Series 2023-NQM2, Class B1 6.96%(1),(12)	08/25/68	1,250,000	1,253,161
RALI Trust Series 2005-QS14, Class 3A3 6.00%	09/25/35	104,425	89,675
RALI Trust Series 2005-QS16, Class A7 5.50%	11/25/35	343,439	295,037
RALI Trust Series 2006-QS15, Class A3 6.50%	10/25/36	704,115	595,718
RALI Trust Series 2006-QS18, Class 2A2 (I/O) 2.12% (-1 mo. USD Term SOFR + 6.436%)(2),(7)	12/25/36	3,548,359	371,811

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
RALI Trust Series 2006-QS4, Class A2 (PAC) 6.00%	04/25/36	$258,623	$206,537
RALI Trust Series 2006-QS4, Class A4 6.00%	04/25/36	320,378	255,854
RALI Trust Series 2006-QS6, Class 1A15 6.00%	06/25/36	125,938	99,869
RALI Trust Series 2006-QS6, Class 1A2 6.00%	06/25/36	494,730	392,321
RALI Trust Series 2006-QS6, Class 1A4 6.00%	06/25/36	825,672	654,758
RALI Trust Series 2007-QH9, Class X (P/O) 0.71%(7),(12)	11/25/37	9,736,563	290,533
RALI Trust Series 2007-QO2, Class A1 4.58% (1 mo. USD Term SOFR + 0.264%)(2)	02/25/47	506,452	158,153
RALI Trust Series 2007-QS1, Class 1A4 6.00%	01/25/37	400,272	309,837
RALI Trust Series 2007-QS1, Class 2A1 (I/O) 2.21% (-1 mo. USD Term SOFR + 6.526%)(2),(7)	01/25/37	5,541,438	488,302
RALI Trust Series 2007-QS3, Class A1 6.50%	02/25/37	379,057	309,020
RALI Trust Series 2007-QS7, Class 1A1 (PAC) 6.00%	05/25/37	42,216	33,480
RAMP Trust Series 2006-EFC2, Class A4 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	12/25/36	15,725	15,528
RCKT Mortgage Trust Series 2024-CES5, Class A3 6.44%(1)	08/25/44	860,000	867,483
RCKT Mortgage Trust Series 2024-CES6, Class B1 7.23%(1)	09/25/44	2,300,000	2,320,252
RCKT Mortgage Trust Series 2024-CES8, Class A2 5.66%(1)	11/25/44	1,560,000	1,556,631
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) 3.12% (-1 mo. USD Term SOFR + 7.436%)(2),(7)	02/25/34	353,847	25,844
Residential Asset Securitization Trust Series 2005-A8CB, Class A9 5.38%	07/25/35	221,467	123,903
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25%	11/25/36	503,301	184,770
Residential Asset Securitization Trust Series 2006-A15, Class A2 6.25%	01/25/37	507,693	170,535
Residential Asset Securitization Trust Series 2006-A16, Class 1A3 6.00%	02/25/37	333,135	132,045
Residential Asset Securitization Trust Series 2006-A5CB, Class A4 6.00%	06/25/36	209,000	80,834
Residential Asset Securitization Trust Series 2007-A1, Class A1 6.00%	03/25/37	325,926	99,073
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%(15)	04/25/37	464,666	211,785
Residential Asset Securitization Trust Series 2007-A6, Class 1A3 6.00%	06/25/37	138,762	71,334
RFMSI Trust Series 2006-S10, Class 1A1 6.00%	10/25/36	597,632	452,421
RFMSI Trust Series 2006-S3, Class A7 5.50%	03/25/36	392,612	312,269
RFMSI Trust Series 2006-S6, Class A10 6.00%	07/25/36	191,433	163,600
RFMSI Trust Series 2006-S6, Class A14 6.00%	07/25/36	61,382	52,458
RFMSI Trust Series 2007-S8, Class 1A1 6.00%	09/25/37	133,905	89,585
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.83%	01/25/36	234,829	193,692
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	827,414	394,174
Shamrock Residential DAC Series 2024-1A, Class C 4.98% (1 mo. EUR EURIBOR + 2.200%)(1),(2)	12/24/78	1,075,000	1,110,472
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.68% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	234,639	183,150
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1 5.43% (1 mo. USD Term SOFR + 1.114%)(2)	09/25/37	361,292	253,173
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1 6.82%(12)	02/25/34	698	670
Structured Asset Mortgage Investments II Trust Series 2006- AR2, Class A1 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/36	8,297	7,539
Towd Point Mortgage Trust Series 2024-CES1, Class A1B 6.05%(1),(12)	01/25/64	908,759	913,952
Verus Securitization Trust Series 2022-2, Class A2 4.26%(1)	02/25/67	870,779	817,811
Verus Securitization Trust Series 2022-INV2, Class M1 6.79%(1),(12)	10/25/67	864,000	865,170
Verus Securitization Trust Series 2023-1, Class B1 6.89%(1),(12)	12/25/67	1,150,000	1,145,529
Verus Securitization Trust Series 2023-INV1, Class B1 7.52%(1),(12)	02/25/68	1,120,000	1,124,643
Verus Securitization Trust Series 2024-INV2, Class B2 7.98%(1),(12)	08/26/69	550,000	541,663
Visio Trust Series 2023-1, Class B1 7.84%(1),(12)	03/25/58	900,000	914,848
VOLT CIII LLC Series 2021-CF1, Class A1 4.99%(1)	08/25/51	514,159	513,980
VOLT XCII LLC Series 2021-NPL1, Class A1 5.89%(1)	02/27/51	172,412	172,518
VOLT XCVI LLC Series 2021-NPL5, Class A2 4.83%(1)	03/27/51	975,890	972,908
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6 6.00%	03/25/36	18,020	17,017
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O) 1.15%(7)	05/25/46	5,595,159	258,880

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.00%	06/25/37	$156,296	$138,025
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37	270,128	235,467
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR14, Class 2A3 7.39%(12)	10/25/36	24,970	22,337
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR4, Class 2A1 6.13%(12)	04/25/36	5,354	5,184
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1 6.00%	06/25/37	1,354,927	1,221,002

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $124,526,008)			105,549,391

BANK LOANS—6.5%

Aerospace/Defense—0.1%
TransDigm, Inc. 2024 Term Loan I 7.08% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	429,359	431,839

Apparel—0.0%
Hanesbrands, Inc. 2021 Term Loan 6.16% (1 mo. USD Term SOFR + 1.750%)(2)	11/19/26	80,428	80,478

Beverages—0.1%
Arterra Wines Canada, Inc. 2020 Term Loan 8.09% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	500,000	489,737
City Brewing Co. LLC 2024 First Lien Second Out PIK TL 9.56% (3 mo. USD Term SOFR + 5.000%)(2),(7)	04/05/28	269,490	33,238
Naked Juice LLC 2nd Lien Term Loan 10.43% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	252,357	88,325
Naked Juice LLC Term Loan 7.43% (3 mo. USD Term SOFR + 3.000%)(2)	01/24/29	243,750	178,912

			790,212

Chemicals—0.1%
Chemours Co. 2023 USD Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(2)	08/18/28	562,907	568,536
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.91% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	84,299	83,878
Schweitzer-Mauduit International, Inc. 2021 Term Loan B 8.18% (1 mo. USD Term SOFR + 3.750%)(2)	04/20/28	86,097	85,917

			738,331

Commercial Services—0.4%
Albion Financing 3 SARL 2024 USD Term Loan B 8.80% (3 mo. USD Term SOFR + 4.250%)(2)	08/16/29	76,763	77,471
Amspec Parent LLC 2024 Delayed Draw Term Loan 0.00%	12/22/31	25,030	25,170
Amspec Parent LLC 2024 Term Loan 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	12/22/31	162,693	163,608
Belron Finance 2019 LLC 2024 USD Term Loan B 7.27% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	342,919	346,305
Boost Newco Borrower LLC 2024 USD Term Loan B 6.83% (3 mo. USD Term SOFR + 2.500%)(2)	01/31/31	92,041	92,547
CCRR Parent, Inc. Term Loan B 9.03% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	134,869	69,289
CCRR Parent, Inc. US Acquisition Facility 9.03% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	406,588	202,615
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.08% (3 mo. USD Term SOFR + 3.750%)(2)	07/06/29	249,502	251,685
Kelso Industries LLC Term Loan 10.06% (1 mo. USD Term SOFR + 5.750%)(2),(16)	12/30/29	86,667	86,125
Priority Holdings LLC 2024 Term Loan B 9.06% (1 mo. USD Term SOFR + 4.750%)(2)	05/16/31	349,123	350,795
Ryan LLC Term Loan 7.81% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	379,386	381,086
Spin Holdco, Inc. 2021 Term Loan 8.71% (3 mo. USD Term SOFR + 4.000%)(2)	03/04/28	229,958	193,059
TruGreen LP 2020 Term Loan 8.41% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	173,186	168,609

			2,408,364

Computers—0.1%
Amentum Government Services Holdings LLC 2024 Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(2)	09/29/31	350,000	349,300
Peraton Corp. Term Loan B 8.16% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	302,891	284,207

			633,507

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Distribution &Wholesale—0.2%
Gloves Buyer, Inc. 2025 Term Loan 0.00%(17)	01/17/32	$525,012	$524,904
Veritiv Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(2)	11/30/30	568,112	569,686

			1,094,590

Diversified Financial Services—0.6%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.05% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	1,150,864	1,152,159
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	803,727	792,768
Guggenheim Partners LLC 2024 Term Loan B 6.83% (3 mo. USD Term SOFR + 2.500%)(2)	11/21/31	219,799	221,196
Jane Street Group LLC 2024 Term Loan B1 6.40% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	468,664	468,537
Jefferies Finance LLC 2024 Term Loan 7.30% (1 mo. USD Term SOFR + 3.000%)(2)	10/21/31	172,076	173,206
Summit Acquisition, Inc. 2024 Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(2)	10/16/31	647,360	653,025

			3,460,891

Electric—0.4%
Alpha Generation LLC Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(2)	09/30/31	627,387	631,622
Calpine Corp. 2024 Term Loan B10 6.06% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	179,916	180,043
Cornerstone Generation LLC Term Loan B 0.00%(17)	10/28/31	181,482	182,862
Edgewater Generation LLC 2024 Term Loan B 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	08/01/30	90,997	91,992
EFS Cogen Holdings I LLC 2020 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	351,835	354,285
Kestrel Acquisition LLC 2024 Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	230,009	231,710
Lackawanna Energy Center LLC Term Loan B2 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	08/06/29	45,502	45,858
Lackawanna Energy Center LLC Term Loan C 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	08/06/29	9,968	10,046
Potomac Energy Center LLC Term Loan 0.00%(17)	11/12/26	320,121	322,522
South Field LLC Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(2)	08/29/31	271,891	273,478
South Field LLC Term Loan C 8.08% (3 mo. USD Term SOFR + 3.750%)(2)	08/29/31	16,949	17,048
Talen Energy Supply LLC 2023 Term Loan C 8.02% (3 mo. USD Term SOFR + 3.500%)(2),(7)	05/17/30	88,898	88,898
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.06% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	113,194	113,498

			2,543,862

Electronics—0.0%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.77% (3 mo. USD Term SOFR + 4.250%)(2)	10/16/31	45,000	45,441

Energy-Alternate Sources—0.0%
CPV Fairview LLC Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(2)	08/14/31	104,128	105,104

Engineering & Construction—0.1%
Artera Services LLC 2024 Term Loan 8.83% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	195,635	194,585
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(2),(18)	03/31/28	576,883	584,457

			779,042

Entertainment—0.2%
J&J Ventures Gaming LLC 2025 Repriced Term Loan B 0.00%(17)	04/26/30	500,000	500,000
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.24% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	301,414	302,828
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 7.18% (1 mo. USD Term SOFR + 2.750%)(2)	05/18/25	71,752	71,902

			874,730

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Food—0.3%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(2)	10/01/25	$437,946	$430,556
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	171,477	167,422
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(2)	02/12/31	748,125	751,361
United Natural Foods, Inc. 2024 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	301,641	306,732

			1,656,071

Hand/Machine Tools—0.0%
Alliance Laundry Systems LLC 2024 Term Loan B 7.80% (1 mo. USD Term SOFR + 3.500%)(2)	08/19/31	201,378	202,548

Health Care-Products—0.1%
Bausch & Lomb Corp. 2023 Incremental Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	09/29/28	339,289	342,788
NSM Top Holdings Corp. 2024 Term Loan 9.68% (3 mo. USD Term SOFR + 5.250%)(2)	05/14/29	95,226	96,448

			439,236

Health Care-Services—0.4%
ADMI Corp. 2023 Term Loan B5 10.06% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	83,888	84,937
Aveanna Healthcare LLC 2021 Term Loan B 8.36% (3 mo. USD Term SOFR + 3.750%)(2)	07/17/28	260,444	258,199
ModivCare, Inc. 2024 Term Loan B 9.08% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	796,000	664,330
ModivCare, Inc. 2025 Incremental Term Loan 0.00%(17)	01/09/26	271,354	267,283
NAPA Management Services Corp. Term Loan B 9.66% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	738,530	694,222
Star Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	190,849	188,689
U.S. Anesthesia Partners, Inc. 2021 Term Loan 8.70% (1 mo. USD Term SOFR + 4.250%)(2)	10/01/28	459,563	458,078

			2,615,738

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.34% (1 mo. USD Term SOFR + 3.000%)(2)	07/31/28	301,485	302,609

Insurance—0.2%
Acrisure LLC 2024 1st Lien Term Loan B1 7.06% (1 mo. USD Term SOFR + 2.750%)(2)	02/15/27	529,850	532,457
Asurion LLC 2020 Term Loan B8 7.68% (1 mo. USD Term SOFR + 3.250%)(2)	12/23/26	351,637	351,797
Asurion LLC 2021 Second Lien Term Loan B4 9.68% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	300,000	292,571
Asurion LLC 2024 Term Loan B12 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	09/19/30	182,257	182,200

			1,359,025

Internet—0.6%
Arches Buyer, Inc. 2021 Term Loan B 7.66% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	122,762	120,485
Barracuda Networks, Inc. 2022 Term Loan 8.79% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	544,804	481,386
Delivery Hero SE 2024 USD Term Loan B 9.52% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	1,033,995	1,044,076
MH Sub I LLC 2023 Term Loan 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	316,175	313,311
MH Sub I LLC 2024 Term Loan B4 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	12/11/31	665,220	647,093
Polaris Purchaser, Inc. USD Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	03/03/31	466,667	471,333
PUG LLC 2024 Extended Term Loan B 9.06% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	100,423	100,894
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.79% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	62,754	63,538
Research Now Group, Inc. 2024 First Lien Second Out Term Loan 10.29% (3 mo. USD Term SOFR + 5.500%)(2)	10/15/28	102,212	95,466

			3,337,582

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Leisure Time—0.2%
City Football Group Ltd. 2024 Term Loan 7.43% (1 mo. USD Term SOFR + 3.000%)(2)	07/22/30	$962,922	$962,522
Sabre GLBL, Inc. 2024 Term Loan B1 10.41% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	87,072	87,290

			1,049,812

Lodging—0.0%
Fertitta Entertainment LLC 2022 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(2)	01/27/29	126,802	127,602
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.06% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	12,226	12,317

			139,919

Machinery-Construction & Mining—0.1%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.59% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	368,189	369,662

Machinery-Diversified—0.0%
ASP Blade Holdings, Inc. Initial Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(2)	10/13/28	196,200	102,637

Media—0.3%
CSC Holdings LLC 2019 Term Loan B5 7.17% (6 mo. USD LIBOR + 2.500%)(2) 04/15/27		204,347	190,777
NEP Group, Inc. 2023 Term Loan B 7.68% (1 mo. USD Term SOFR + 3.250%)(2)	08/19/26	983,289	888,957
Telenet Financing USD LLC 2020 USD Term Loan AR 6.42% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/28	500,000	489,480
Virgin Media Bristol LLC USD Term Loan N 6.92% (1 mo. USD Term SOFR + 2.500%)(2)	01/31/28	221,162	218,121

			1,787,335

Mining—0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.78% (3 mo. USD Term SOFR + 7.000%)(2),(19)	06/09/28	111,416	113,087

Miscellaneous Manufacturers—0.3%
Technimark Holdings LLC 2021 Term Loan 0.00%(17)	04/14/31	787,879	788,371
Technimark Holdings LLC 2024 Term Loan 7.55% (1 mo. USD Term SOFR + 3.250%)(2)	04/14/31	785,910	786,401

			1,574,772

Office/Business Equipment—0.1%
Xerox Holdings Corp. 2023 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	11/17/29	450,690	449,002

Packaging & Containers—0.3%
Balcan Innovations, Inc. Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(2)	10/10/31	581,065	586,149
Berry Global, Inc. 2023 Term Loan AA 6.16% (1 mo. USD Term SOFR + 1.750%)(2)	07/01/29	211,813	212,414
Plaze, Inc. 2020 Incremental Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	672,894	637,203
Proampac PG Borrower LLC 2024 Term Loan 8.52% (3 mo. USD Term SOFR + 4.000%)(2)	09/15/28	342,459	343,671

			1,779,437

Pharmaceuticals—0.1%
Gainwell Acquisition Corp. Term Loan B 8.43% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	240,602	229,714
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.46% (1 mo. USD Term SOFR + 2.000%)(2)	11/15/27	87,976	87,597
Pathway Vet Alliance LLC 2021 Term Loan 8.34% (3 mo. USD Term SOFR + 3.750%)(2)	03/31/27	95,759	78,608

			395,919

REIT—0.2%
Healthpeak Properties, Inc. 2024 Term Loan A3 5.18% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	223,979	219,780
Healthpeak Properties, Inc. Term Loan A1 5.92% (1 mo. USD Term SOFR + 1.600%)(2)	08/20/27	110,979	109,175
Healthpeak Properties, Inc. Term Loan A2 5.92% (1 mo. USD Term SOFR + 1.600%)(2)	02/22/27	110,979	109,175
Invitation Homes Operating Partnership LP 2024 Term Loan 5.40% (3 mo. USD Term SOFR + 1.118%)(2)	09/09/28	739,444	728,353

			1,166,483

Retail—0.2%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 6.06% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	299,575	299,013

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Retail (Continued)
Lakeshore Intermediate LLC Term Loan 7.93% (1 mo. USD Term SOFR + 3.500%)(2)	09/29/28	$498,715	$491,807
Michaels Cos., Inc. 2021 Term Loan B 8.84% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	164,050	133,701
Peer Holding III BV 2024 USD Term Loan B5 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	07/01/31	325,644	327,761

			1,252,282

Software—0.4%
AthenaHealth Group, Inc. 2022 Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(2)	02/15/29	229,048	229,608
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan 10.04% (3 mo. USD Term SOFR + 5.750%)(2)	07/30/32	368,189	366,004
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.06% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	225,949	214,369
EagleView Technology Corp. 2018 Add On Term Loan B 8.09% (3 mo. USD Term SOFR + 3.500%)(2)	08/14/25	835,449	799,859
Quartz Acquireco LLC 2024 Term Loan B1 7.08% (3 mo. USD Term SOFR + 2.750%)(2)	06/28/30	449,166	452,254
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.31% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30	565,773	565,968

			2,628,062

Telecommunications—0.2%
Altice France SA 2023 USD Term Loan B14 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	08/15/28	181,160	153,533
CCI Buyer, Inc. Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	12/17/27	516,470	519,375
Zayo Group Holdings, Inc. USD Term Loan 7.43% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27	500,000	482,365

			1,155,273

Transportation—0.1%
Third Coast Infrastructure LLC Term Loan B 8.56% (1 mo. USD Term SOFR + 4.250%)(2)	09/25/30	427,072	429,341

Total Bank Loans (Cost: $38,859,434)			38,292,223

U.S. TREASURY SECURITIES—11.1%
U.S. Treasury Notes
4.13%	01/31/27	19,785,000	19,756,018
4.25%	12/31/26	14,360,000	14,370,658
4.25%	01/15/28	5,210,000	5,211,832
4.25%	01/31/30	20,945,000	20,870,547
4.38%	12/31/29	5,407,000	5,417,560

Total U.S. Treasury Securities (Cost: $65,486,518)			65,626,615

Total Fixed Income Securities (Cost: $651,045,200)			618,367,302

CONVERTIBLE SECURITIES—0.1% of Net Assets

CONVERTIBLE CORPORATE BONDS—0.1%

Beverages—0.0%
Davide Campari-Milano NV (Italy) 2.38%(3)	01/17/29	100,000	98,434

Commercial Services—0.1%
Worldline SA (France) 0.00%(3),(10)	07/30/26	280,000	281,920

Total Convertible Corporate Bonds (Cost: $386,702)			380,354

Total Convertible Securities (Cost: $386,702)			380,354

		Shares

MONEY MARKET INVESTMENTS—9.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(20)		1,803,170	1,803,170
TCW Central Cash Fund, 4.36%(20),(21)		55,393,031	55,393,031

Total Money Market Investments (Cost: $57,196,201)			57,196,201

COMMON STOCK—0.1%

Real Estate—0.0%
Aoyuan New Shares(7),(22)		30,741	805
China Aoyuan Group Ltd.(22)		12,296	322

			1,127

REIT—0.0%
AGNC Investment Corp.		25,500	254,235

Telecommunications—0.1%
Intelsat SA(7),(22)		11,053	360,488

Total Common Stock (Cost: $683,384)			615,850

WARRANTS—0.0%
Cineworld Group PLC(7),(22),(10)		152,713	—

Total Investments (114.3%) (Cost: $709,311,487)			676,559,707

Net unrealized appreciation on unfunded commitments—0.0%			2,177
Liabilities In Excess Of Other Assets (-14.3%)			(84,775,239)
Net Assets (100.0%)			$591,786,645

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(23)
Goldman Sachs & Co.	EUR	3,550,000	02/03/25	$3,701,496	$3,682,771	$(18,725)
Goldman Sachs & Co.	EUR	203,501	02/04/25	211,515	211,112	(403)

				$3,913,011	$3,893,883	$(19,128)

SELL(24)
Goldman Sachs & Co.	EUR	19,922,000	04/11/25	20,501,323	20,733,379	(232,056)
Goldman Sachs & Co.	GBP	3,847,000	04/11/25	4,685,157	4,768,853	(83,696)
Bank Of New York	GBP	1,017,000	04/11/25	1,242,408	1,260,702	(18,294)

				$26,428,888	$26,762,934	$(334,046)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
570	2-Year U.S. Treasury Note Futures	03/31/25	$117,207,893	$117,206,250	$(1,643)
1,362	5-Year U.S. Treasury Note Futures	03/31/25	145,211,476	144,904,031	(307,445)

			$262,419,369	$262,110,281	$(309,088)

Short Futures
532	10-Year U.S. Treasury Note Futures	03/20/25	$(59,910,420)	$(59,251,500)	$658,920
4	30-Year Euro-Buxl Future	03/6/25	(586,585)	(534,967)	51,618
12	Euro SCHWATZ Futures	03/6/25	(1,337,733)	(1,329,719)	8,014
16	Euro-Bobl Future	03/6/25	(1,972,296)	(1,949,151)	23,145
21	Euro-Bund Future	03/6/25	(2,981,660)	(2,887,002)	94,658
7	Long Gilt Futures	03/27/25	(797,878)	(805,178)	(7,300)
144	U.S. Ultra Long Bond Futures	03/20/25	(17,551,168)	(17,059,500)	491,668

			$(85,137,740)	$(83,817,017)	$1,320,723

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $255,363,781 or 43.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2025, the value of these securities amounted to $13,689,466 or 2.3% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

(9)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.
(10)	Security is not accruing interest.
(11)	Payment in kind.
(12)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(13)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(14)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(15)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(16)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $33,333, at an interest rate of 10.06% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 1.00% per annum.
(17)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(18)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,493, at an interest rate of 8.18% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.75% per annum.
(19)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $88,708, at an interest rate of 11.43% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(20)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(21)	Affiliated issuer.
(22)	Non-income producing security.
(23)	Fund buys foreign currency, sells U.S. Dollar.
(24)	Fund sells foreign currency, buys U.S. Dollar.

TCW Flexible Income ETF

Schedule of Investments (Continued)

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$177,793,031	$122,400,000	55,393,031	$55,393,031	$213,489	$—	$—	$—

Total					$55,393,031	$213,489	$—	$—	$—

TCW Flexible Income ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	23.2%
Residential Mortgage-Backed Securities—Non-Agency	17.8
Asset-Backed Securities	17.3
Corporate Bonds	16.3
U.S. Treasury Securities	11.1
Commercial Mortgage-Backed Securities—Non-Agency	10.8
Money Market Investments	9.6
Bank Loans	6.5
Foreign Government Bonds	1.0
Commercial Mortgage-Backed Securities—Agency	0.3
Municipal Bonds	0.2
Common Stock	0.1
Convertible Corporate Bonds	0.1
Warrants	0.0 **
Other*	(14.3)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$137,433,529	$—	$137,433,529
Residential Mortgage-Backed Securities—Non-Agency	—	102,257,818	3,291,573	105,549,391
Asset-Backed Securities	—	99,113,212	3,498,786	102,611,998
Corporate Bonds*	—	96,277,328	2,895	96,280,223
U.S. Treasury Securities	65,626,615	—	—	65,626,615
Commercial Mortgage-Backed Securities—Non-Agency	—	63,051,893	696,545	63,748,438
Bank Loans*	—	38,203,325	88,898	38,292,223
Foreign Government Bonds	—	6,006,650	—	6,006,650
Commercial Mortgage-Backed Securities—Agency	—	1,669,448	—	1,669,448
Municipal Bonds	—	1,148,787	—	1,148,787
Unfunded Commitments Appreciation	—	2,177	—	2,177

Total Fixed Income Securities	65,626,615	545,164,167	7,578,697	618,369,479

Money Market Investments	57,196,201	—	—	57,196,201
Common Stock*	254,557	—	361,293	615,850
Convertible Corporate Bonds*	—	380,354	—	380,354
Warrants	—	—	—	—

Total Investments	$123,077,373	$545,544,521	$7,939,990	$676,561,884

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,328,023	—	—	1,328,023

Total	$124,405,396	$545,544,521	$7,939,990	$677,889,907

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(353,174)	$—	$(353,174)
Futures Contracts
Interest Rate Risk	(316,388)	—	—	(316,388)

Total	$(316,388)	$(353,174)	$—	$(669,562)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—96.3% of Net Assets
CORPORATE BONDS—80.7%

Advertising—0.4%
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%(1)	03/15/30	$105,000	$97,631
7.38%(1)	02/15/31	57,000	59,767

			157,398

Aerospace & Defense—1.3%
TransDigm, Inc. 4.63%	01/15/29	135,000	127,906
6.38%(1)	03/01/29	277,000	280,083
6.75%(1)	08/15/28	18,000	18,335
6.88%(1)	12/15/30	70,000	71,774

			498,098

Agriculture—0.4%
Darling Ingredients, Inc. 6.00%(1)	06/15/30	139,000	138,490

Airlines—0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%(1)	04/20/26	25,417	25,426
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%(1)	09/20/31	38,000	40,146

			65,572

Apparel—0.3%
Crocs, Inc. 4.13%(1)	08/15/31	114,000	100,362

Auto Manufacturers—0.2%
Allison Transmission, Inc. 3.75%(1)	01/30/31	100,000	89,425

Auto Parts & Equipment—0.2%
Clarios Global LP/Clarios U.S. Finance Co. 6.75%(1)	05/15/28	59,000	60,136

Beverages—0.5%
Triton Water Holdings, Inc. 6.25%(1)	04/01/29	209,000	207,662

Building Materials—0.5%
Quikrete Holdings, Inc. 6.38%(1),(2)	03/01/32	155,000	155,753
Standard Building Solutions, Inc. 6.50%(1)	08/15/32	59,000	59,622

			215,375

Chemicals—2.4%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31	150,000	156,469
INEOS Finance PLC (Luxembourg) 7.50%(1)	04/15/29	49,000	50,111
Olympus Water U.S. Holding Corp. 7.13%(1)	10/01/27	125,000	127,020
SCIH Salt Holdings, Inc.
4.88%(1)	05/01/28	108,000	104,849
6.63%(1)	05/01/29	104,000	101,002
SCIL IV LLC/SCIL USA Holdings LLC 5.38%(1)	11/01/26	102,000	101,234
SK Invictus Intermediate II SARL (Luxembourg) 5.00%(1)	10/30/29	43,000	40,794
Tronox, Inc. 4.63%(1)	03/15/29	110,000	99,827
WR Grace Holdings LLC
5.63%(1)	08/15/29	64,000	59,763
7.38%(1)	03/01/31	96,000	99,194

			940,263

Commercial Services—5.9%
ADT Security Corp. 4.88%(1)	07/15/32	107,000	99,908
Adtalem Global Education, Inc. 5.50%(1)	03/01/28	141,000	139,006
Allied Universal Holdco LLC 7.88%(1)	02/15/31	98,000	100,566
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%(1)	07/15/27	59,000	59,408
Block, Inc. 3.50%	06/01/31	188,000	167,384
Brink’s Co. 6.75%(1)	06/15/32	97,000	99,282
Carriage Services, Inc. 4.25%(1)	05/15/29	224,000	205,495
Deluxe Corp. 8.13%(1)	09/15/29	60,000	61,814
EquipmentShare.com, Inc. 8.00%(1)	03/15/33	39,000	40,604
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32	60,000	62,009
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%(1)	01/15/28	135,000	135,011
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31	65,000	65,081
Service Corp. International 5.75%	10/15/32	203,000	199,567
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%(1)	08/15/32	95,000	97,601
Sotheby’s 7.38%(1)	10/15/27	59,000	58,507
United Rentals North America, Inc. 6.13%(1)	03/15/34	100,000	100,269
Upbound Group, Inc. 6.38%(1)	02/15/29	205,000	201,121
Valvoline, Inc. 3.63%(1)	06/15/31	160,000	139,091
Veritiv Operating Co. 10.50%(1)	11/30/30	36,000	39,164
VT Topco, Inc. 8.50%(1)	08/15/30	93,000	98,688
ZipRecruiter, Inc. 5.00%(1)	01/15/30	152,000	138,773

			2,308,349

Computers—1.2%
Crowdstrike Holdings, Inc. 3.00%	02/15/29	110,000	101,120
Insight Enterprises, Inc. 6.63%(1)	05/15/32	139,000	141,417
NCR Voyix Corp. 5.13%(1)	04/15/29	105,000	100,258
Science Applications International Corp. 4.88%(1)	04/01/28	149,000	144,484

			487,279

Cosmetics/Personal Care—0.8%
Perrigo Finance Unlimited Co. 6.13%	09/30/32	142,000	139,367

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Cosmetics/Personal Care (Continued)
Prestige Brands, Inc. 3.75%(1)	04/01/31		$215,000	$191,475

				330,842

Distribution & Wholesale—0.4%
Ritchie Bros Holdings, Inc. (Canada) 6.75%(1)	03/15/28		137,000	140,551

Diversified Financial Services—1.2%
GGAM Finance Ltd. (Ireland) 8.00%(1)	02/15/27		115,000	118,837
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32		90,000	89,570
7.13%(1)	04/30/31		109,000	112,721
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.40%(1)	03/26/29		125,000	128,891

				450,019

Electric—1.6%
Alpha Generation LLC 6.75%(1)	10/15/32		105,000	106,190
Calpine Corp. 5.00%(1)	02/01/31		42,000	40,158
Pike Corp. 8.63%(1)	01/31/31		186,000	198,643
Talen Energy Supply LLC 8.63%(1)	06/01/30		127,000	135,590
Vistra Operations Co. LLC 6.88%(1)	04/15/32		137,000	141,258

				621,839

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc. 4.38%(1)	03/31/29		125,000	117,015

Electronics—0.5%
Coherent Corp. 5.00%(1)	12/15/29		65,000	62,646
Sensata Technologies, Inc. 6.63%(1)	07/15/32		136,000	137,207

				199,853

Engineering & Construction—0.1%
Brand Industrial Services, Inc. 10.38%(1)	08/01/30		37,000	38,200

Entertainment—3.2%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		110,000	114,330
CCM Merger, Inc. 6.38%(1)	05/01/26		101,000	100,948
Churchill Downs, Inc. 6.75%(1)	05/01/31		139,000	141,648
Cinemark USA, Inc. 7.00%(1)	08/01/32		97,000	99,797
Everi Holdings, Inc. 5.00%(1)	07/15/29		202,000	202,921
Great Canadian Gaming Corp. 8.75%(1)	11/15/29		100,000	103,870
Light & Wonder International, Inc. 7.50%(1)	09/01/31		58,000	60,457
Live Nation Entertainment, Inc. 4.75%(1)	10/15/27		115,000	112,793
Penn Entertainment, Inc. 5.63%(1)	01/15/27		65,000	64,470
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1),(2)	02/01/33		98,000	97,805
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33		141,000	139,793

				1,238,832

Environmental Control—1.8%
Clean Harbors, Inc. 6.38%(1)	02/01/31		138,000	139,835
GFL Environmental, Inc. 6.75%(1)	01/15/31		134,000	139,088
Madison IAQ LLC 5.88%(1)	06/30/29		103,000	99,486
Paprec Holding SA (France) 7.25%(1)	11/17/29	EUR	100,000	110,152
Waste Pro USA, Inc. 7.00%(1)	02/01/33		$195,000	197,229

				685,790

Food—2.1%
B&G Foods, Inc. 8.00%(1)	09/15/28		59,000	61,227
ELO SACA (France) 3.25%(3)	07/23/27	EUR	200,000	189,106
Post Holdings, Inc.
4.50%(1)	09/15/31		$222,000	200,841
6.38%(1)	03/01/33		201,000	198,162
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(1)	03/01/29		108,000	100,778
TreeHouse Foods, Inc. 4.00%	09/01/28		67,000	61,329

				811,443

Gas—0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26		105,000	104,357
9.38%(1)	06/01/28		132,000	131,167

				235,524

Hand/Machine Tools—0.3%
IMA Industria Macchine Automatiche SpA (Italy) 6.54% (3 mo. EURIBOR + 3.750%)(1),(4)	04/15/29	EUR	100,000	104,544

Health Care-Products—2.0%
Bausch & Lomb Corp. 8.38%(1)	10/01/28		135,000	141,526
Hologic, Inc. 3.25%(1)	02/15/29		55,000	50,651
Medline Borrower LP 5.25%(1)	10/01/29		104,000	100,816
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%(1)	04/01/29		99,000	100,724
Neogen Food Safety Corp. 8.63%(1)	07/20/30		92,000	98,461
Sotera Health Holdings LLC 7.38%(1)	06/01/31		95,000	96,831
Teleflex, Inc. 4.25%(1)	06/01/28		210,000	202,125

				791,134

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services—5.8%
CHS/Community Health Systems, Inc. 5.25%(1)	05/15/30	$209,000	$178,281
DaVita, Inc. 6.88%(1)	09/01/32	98,000	99,486
Encompass Health Corp. 4.63%	04/01/31	107,000	100,107
Fortrea Holdings, Inc. 7.50%(1)	07/01/30	98,000	98,465
HAH Group Holding Co. LLC 9.75%(1)	10/01/31	136,000	136,985
HealthEquity, Inc. 4.50%(1)	10/01/29	62,000	58,575
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28	75,000	80,042
IQVIA, Inc. 6.50%(1)	05/15/30	138,000	141,040
Kedrion SpA (Italy) 6.50%(1)	09/01/29	250,000	238,557
ModivCare, Inc. 5.00%(1)	10/01/29	200,000	137,000
Molina Healthcare, Inc. 6.25%(1)	01/15/33	141,000	140,050
Prime Healthcare Services, Inc. 9.38%(1)	09/01/29	138,000	131,640
Star Parent, Inc. 9.00%(1)	10/01/30	155,000	163,235
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32	138,000	137,770
Tenet Healthcare Corp.
6.75%	05/15/31	298,000	305,077
6.88%	11/15/31	96,000	99,213

			2,245,523

Home Furnishings—0.3%
Tempur Sealy International, Inc. 3.88%(1)	10/15/31	115,000	101,093

Household Products/Wares—0.7%
Central Garden & Pet Co.
4.13%	10/15/30	65,000	59,151
4.13%(1)	04/30/31	90,000	80,853
Spectrum Brands, Inc. 3.88%(1)	03/15/31	153,000	131,972

			271,976

Insurance—2.8%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	60,000	62,039
8.25%(1)	02/01/29	97,000	100,797
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	139,000	141,631
7.38%(1)	10/01/32	100,000	102,264
AmWINS Group, Inc. 6.38%(1)	02/15/29	60,000	60,798
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%(1),(2)	02/15/32	60,000	62,417
AssuredPartners, Inc. 7.50%(1)	02/15/32	59,000	63,827
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53	160,000	152,131
HUB International Ltd.
7.25%(1)	06/15/30	115,000	118,995
7.38%(1)	01/31/32	136,000	139,997
Panther Escrow Issuer LLC 7.13%(1)	06/01/31	70,000	71,801

			1,076,697

Internet—0.7%
Cogent Communications Group LLC 7.00%(1)	06/15/27	100,000	101,233
ION Trading Technologies SARL (Luxembourg) 9.50%(1)	05/30/29	38,000	39,767
Match Group Holdings II LLC 5.63%(1)	02/15/29	143,000	141,609

			282,609

Investment Companies—0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	45,000	44,408
9.75%	01/15/29	135,000	138,602
10.00%(1)	11/15/29	114,000	116,480

			299,490

Iron & Steel—0.7%
ATI, Inc.
5.13%	10/01/31	74,000	70,023
7.25%	08/15/30	30,000	31,157
Carpenter Technology Corp. 7.63%	03/15/30	97,000	100,451
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33	80,000	79,868

			281,499

Lodging—1.6%
Hilton Domestic Operating Co., Inc. 3.63%(1)	02/15/32	147,000	129,386
MGM Resorts International 6.50%	04/15/32	101,000	101,233
Studio City Finance Ltd. 5.00%(1)	01/15/29	110,000	100,531
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28	237,000	227,883
Wynn Macau Ltd. 5.13%(1)	12/15/29	64,000	59,643

			618,676

Machinery-Construction & Mining—0.2%
BWX Technologies, Inc. 4.13%(1)	06/30/28	104,000	98,867

Machinery-Diversified—0.5%
SPX FLOW, Inc. 8.75%(1)	04/01/30	97,000	101,050
TK Elevator Holdco GmbH (Germany) 7.63%(1)	07/15/28	98,000	98,787

			199,837

Media—6.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%(1)	01/15/34	484,000	396,270
CSC Holdings LLC 6.50%(1)	02/01/29	725,000	619,969

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Media (Continued)
7.50%(1)	04/01/28		$110,000	$81,351
11.75%(1)	01/31/29		14,000	13,947
DirectTV Financing LLC 8.88%(1)	02/01/30		99,000	98,081
DISH DBS Corp.
5.75%(1)	12/01/28		112,000	97,270
7.38%	07/01/28		132,000	95,002
7.75%	07/01/26		30,000	26,270
Gray Media, Inc. 10.50%(1)	07/15/29		57,000	59,692
Midcontinent Communications 8.00%(1)	08/15/32		38,000	39,014
Nexstar Media, Inc. 4.75%(1)	11/01/28		140,000	132,269
Sinclair Television Group, Inc. 8.13%(1),(2)	02/15/33		48,000	48,298
Sirius XM Radio LLC 5.50%(1)	07/01/29		247,000	240,798
Univision Communications, Inc. 8.50%(1)	07/31/31		139,000	139,556
Virgin Media Finance PLC (United Kingdom) 5.00%(1)	07/15/30		116,000	101,169
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		200,000	178,846
Ziggo Bond Co. BV (Netherlands) 5.13%(1)	02/28/30		110,000	100,146

				2,467,948

Metal Fabricate & Hardware—0.4%
Advanced Drainage Systems, Inc. 6.38%(1)	06/15/30		138,000	139,457

Office/Business Equipment—0.4%
Zebra Technologies Corp. 6.50%(1)	06/01/32		135,000	138,256

Oil & Gas—1.9%
Hilcorp Energy I LP/Hilcorp Finance Co. 6.88%(1)	05/15/34		84,000	81,079
Matador Resources Co. 6.25%(1)	04/15/33		102,000	100,659
Parkland Corp. (Canada) 6.63%(1)	08/15/32		40,000	40,124
SM Energy Co. 6.75%(1)	08/01/29		139,000	139,259
Sunoco LP
7.00%(1)	05/01/29		120,000	124,208
7.25%(1)	05/01/32		74,000	77,344
Transocean Poseidon Ltd. 6.88%(1)	02/01/27		22,800	22,841
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		120,000	123,053
Vital Energy, Inc. 7.75%(1)	07/31/29		40,000	40,157

				748,724

Oil & Gas Services—1.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32		110,000	111,566
Solaris Midstream Holdings LLC 7.63%(1)	04/01/26		100,000	100,350
USA Compression Partners LP/USA Compression Finance Corp. 7.13%(1)	03/15/29		200,000	204,918

				416,834

Packaging & Containers—2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26		80,000	70,589
5.25%(1)	08/15/27		99,000	54,473
Clearwater Paper Corp. 4.75%(1)	08/15/28		148,000	140,526
Clydesdale Acquisition Holdings, Inc. 6.88%(1)	01/15/30		59,000	60,067
Graham Packaging Co., Inc. 7.13%(1)	08/15/28		101,000	100,583
Graphic Packaging International LLC 6.38%(1)	07/15/32		195,000	196,993
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%(1)	10/15/28		107,000	107,398
Sealed Air Corp. 6.50%(1)	07/15/32		195,000	198,473
Trivium Packaging Finance BV (Netherlands) 8.50%(1)	08/15/27		60,000	60,105

				989,207

Pharmaceuticals—3.3%
1375209 BC Ltd. (Canada) 9.00%(1)	01/30/28		310,000	310,759
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		109,000	100,867
Bausch Health Cos., Inc. 6.13%(1)	02/01/27		86,000	78,674
Bausch Health Cos., Inc. (Canada) 5.75%(1)	08/15/27		18,000	15,879
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(4)	12/10/54		145,000	143,485
Grifols SA (Spain)
3.88%(3)	10/15/28	EUR	100,000	93,377
7.50%(3)	05/01/30	EUR	135,000	146,507
Jazz Securities DAC 4.38%(1)	01/15/29		$147,000	140,179
Option Care Health, Inc. 4.38%(1)	10/31/29		220,000	205,865
Organon & Co./Organon Foreign Debt Co-Issuer BV 6.75%(1)	05/15/34		61,000	61,410

				1,297,002

Pipelines—4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%(1)	02/01/32		98,000	100,330
Buckeye Partners LP
6.75%(1)	02/01/30		75,000	76,366
6.75%	08/15/33		97,000	99,181
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(4),(5)	02/15/28		240,000	237,482
EQM Midstream Partners LP 4.75%(1)	01/15/31		105,000	100,063
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		117,000	122,283

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pipelines (Continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29		$65,000	$66,753
8.38%(1)	02/15/32		76,000	78,259
Rockies Express Pipeline LLC 4.95%(1)	07/15/29		63,000	60,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%(1)	09/01/31		106,000	102,148
TransMontaigne Partners LP/TLP Finance Corp. 6.13%	02/15/26		170,000	169,204
Venture Global Calcasieu Pass LLC 4.13%(1)	08/15/31		222,000	200,812
Venture Global LNG, Inc.
7.00%(1)	01/15/30		273,000	279,274
9.88%(1)	02/01/32		127,000	139,916

				1,832,634

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		129,000	139,137
Greystar Real Estate Partners LLC 7.75%(1)	09/01/30		94,000	99,641

				238,778

REIT—1.0%
Hudson Pacific Properties LP 3.95%	11/01/27		220,000	201,403
Iron Mountain, Inc. 6.25%(1)	01/15/33		205,000	205,681

				407,084

Retail—8.2%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		112,000	101,492
Arcos Dorados BV (Brazil) 6.38%(1)	01/29/32		98,000	98,119
Asbury Automotive Group, Inc. 5.00%(1)	02/15/32		109,000	102,055
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.13%(1)	04/15/29		110,000	100,699
Brinker International, Inc. 8.25%(1)	07/15/30		93,000	99,294
eG Global Finance PLC (United Kingdom) 12.00%(1)	11/30/28		35,000	39,291
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		250,000	249,427
5.88%(1)	04/01/29		328,000	310,088
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%(1)	01/15/29		64,000	60,251
6.75%(1)	01/15/30		79,000	74,529
FirstCash, Inc. 6.88%(1)	03/01/32		236,000	239,667
Group 1 Automotive, Inc. 6.38%(1)	01/15/30		98,000	99,838
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		133,000	139,887
Lithia Motors, Inc. 3.88%(1)	06/01/29		95,000	88,254
Macy’s Retail Holdings LLC 6.13%(1)	03/15/32		42,000	39,806
Michaels Cos., Inc. 5.25%(1)	05/01/28		360,000	280,264
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		160,000	142,677
Papa John’s International, Inc. 3.88%(1)	09/15/29		223,000	202,740
Raising Cane’s Restaurants LLC 9.38%(1)	05/01/29		132,000	141,427
Saks Global Enterprises LLC 11.00%(1)	12/15/29		100,000	95,987
Sally Holdings LLC/Sally Capital, Inc. 6.75%	03/01/32		98,000	98,824
Staples, Inc. 10.75%(1)	09/01/29		61,000	59,839
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		154,000	140,085
Walgreens Boots Alliance, Inc. 8.13%	08/15/29		60,000	60,691
Yum! Brands, Inc. 5.38%	04/01/32		144,000	140,855

				3,206,086

Software—2.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%(1)	06/15/29		135,000	130,870
Cloud Software Group, Inc.
8.25%(1)	06/30/32		94,000	97,749
9.00%(1)	09/30/29		60,000	61,476
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		165,000	170,534
Open Text Corp. (Canada) 6.90%(1)	12/01/27		134,000	138,683
RingCentral, Inc. 8.50%(1)	08/15/30		133,000	141,314
SS&C Technologies, Inc. 6.50%(1)	06/01/32		193,000	196,341
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		165,000	152,044

				1,089,011

Telecommunications—5.0%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		106,000	82,863
9.63%(1)	07/15/27		103,000	95,696
Altice France SA
5.13%(1)	01/15/29		120,000	94,950
5.50%(1)	10/15/29		145,000	115,961
8.13%(1)	02/01/27		80,000	67,142
CommScope LLC 4.75%(1)	09/01/29		125,000	111,425
Consolidated Communications, Inc. 6.50%(1)	10/01/28		155,000	151,686
EchoStar Corp. 10.75%	11/30/29		245,000	264,193
Frontier Communications Holdings LLC
6.75%(1)	05/01/29		141,000	142,328
8.63%(1)	03/15/31		316,000	337,905
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	115,000	112,135
Level 3 Financing, Inc. 10.50%(1)	04/15/29		89,000	99,998
Vmed O2 U.K. Financing I PLC (United Kingdom) 7.75%(1)	04/15/32		101,000	102,421
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		97,000	100,500

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Telecommunication (Continued)
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27	$65,000	$61,432

			1,940,635

Total Corporate Bonds (Cost: $31,322,557)			31,421,918

MUNICIPAL BOND —0.3% (Cost: $100,000)
Maricopa County Industrial Development Authority, Revenue Bond 7.38%(1)	10/01/29	100,000	101,860

BANK LOANS—15.3%

Advertising—0.2%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 9.39% (3 mo. USD Term SOFR + 5.000%)(4)	04/11/29	89,907	75,972

Auto Parts & Equipment—0.5%
First Brands Group LLC 2021 Term Loan 9.55% (3 mo. USD Term SOFR + 5.000%)(4)	03/30/27	193,985	190,832

Beverages—0.2%
Pegasus Bidco BV 2024 Term Loan B 7.77% (3 mo. USD Term SOFR + 3.250%)(4)	07/12/29	83,162	84,097

Commercial Services—0.8%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.27% (3 mo. USD Term SOFR + 2.750%)(4)	10/16/31	65,835	66,485
Kelso Industries LLC Term Loan 10.06% (1 mo. USD Term SOFR + 5.750%)(4),(6)	12/30/29	36,111	35,886
Ryan LLC Term Loan 7.81% (1 mo. USD Term SOFR + 3.500%)(4),(7)	11/14/30	140,250	140,878
VT Topco, Inc. 2024 Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(4)	08/09/30	74,252	75,049

			318,298

Computers—0.8%
Amentum Government Services Holdings LLC 2024 Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(4)	09/29/31	250,000	249,500
Indy U.S. Bidco LLC 2024 USD Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(4)	03/06/28	74,813	75,077

			324,577

Distribution & Wholesale—0.4%
Veritiv Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(4)	11/30/30	149,250	149,663

Diversified Financial Services—0.5%
Jane Street Group LLC 2024 Term Loan B1 6.40% (3 mo. USD Term SOFR + 2.000%)(4)	12/15/31	193,979	193,927

Electric—0.9%
Alpha Generation LLC Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(4)	09/30/31	109,725	110,466
Edgewater Generation LLC 2024 Term Loan B 8.56% (1 mo. USD Term SOFR + 4.250%)(4)	08/01/30	107,179	108,352
Kestrel Acquisition LLC 2024 Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(4)	11/06/31	65,835	66,322
South Field LLC Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(4)	08/29/31	61,183	61,540
South Field LLC Term Loan C 8.08% (3 mo. USD Term SOFR + 3.750%)(4)	08/29/31	3,814	3,836

			350,516

Electronics—0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.77% (3 mo. USD Term SOFR + 4.250%)(4)	10/16/31	65,000	65,637

Engineering & Construction—0.8%
Artera Services LLC 2024 Term Loan 8.83% (3 mo. USD Term SOFR + 4.500%)(4)	02/15/31	138,950	138,204
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(4),(8)	03/31/28	101,553	102,886
Engineering Research & Consulting LLC 2024 Term Loan 9.51% (3 mo. USD Term SOFR + 5.000%)(4)	08/15/31	66,000	66,000

			307,090

Entertainment—1.0%
Light & Wonder International, Inc. 2024 Term Loan 6.55% (1 mo. USD Term SOFR + 2.250%)(4)	04/14/29	139,650	140,422

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
Ontario Gaming GTA LP Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(4)	08/01/30	$106,172	$106,731
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.24% (3 mo. USD Term SOFR + 4.750%)(4)	08/13/31	154,700	155,426

			402,579

Food—0.7%
Chobani LLC 2023 Incremental Term Loan 6.80% (1 mo. USD Term SOFR + 2.500%)(4)	10/25/27	123,750	124,712
United Natural Foods, Inc. 2024 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(4)	05/01/31	153,838	156,433

			281,145

Health Care-Products—0.3%
Auris Luxembourg III SARL 2024 Term Loan B4 8.18% (6 mo. USD Term SOFR + 3.750%)(4)	02/28/29	68,614	69,643
Sotera Health Holdings LLC 2024 Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(4)	05/30/31	49,875	50,103

			119,746

Health Care-Services—1.3%
ADMI Corp. 2023 Term Loan B5 10.06% (1 mo. USD Term SOFR + 5.750%)(4)	12/23/27	64,673	65,482
Heartland Dental LLC 2024 Term Loan 8.81% (1 mo. USD Term SOFR + 4.500%)(4)	04/28/28	74,438	74,882
ModivCare, Inc. 2024 Term Loan B 9.08% (3 mo. USD Term SOFR + 4.750%)(4)	07/01/31	223,875	186,843
ModivCare, Inc. 2025 Incremental Term Loan 0.00%(9)	01/09/26	33,811	33,304
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.84% (3 mo. USD Term SOFR + 5.500%)(4)	06/20/28	70,000	71,662
Star Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(4)	09/27/30	85,009	84,046

			516,219

Insurance—0.3%
Acrisure LLC 2024 1st Lien Term Loan B6 7.31% (1 mo. USD Term SOFR + 3.000%)(4)	11/06/30	24,875	24,967
Asurion LLC 2020 Term Loan B8 7.68% (1 mo. USD Term SOFR + 3.250%)(4)	12/23/26	82,388	82,425

			107,392

Internet—1.5%
Barracuda Networks, Inc. 2022 Term Loan 8.79% (3 mo. USD Term SOFR + 4.500%)(4)	08/15/29	70,000	61,852
Delivery Hero SE 2024 USD Term Loan B 9.52% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	69,649	70,328
Magnite, Inc. 2024 Term Loan B 8.06% (1 mo. USD Term SOFR + 3.750%)(4)	02/06/31	390,042	395,649
MH Sub I LLC 2023 Term Loan 8.56% (1 mo. USD Term SOFR + 4.250%)(4)	05/03/28	52,546	52,071

			579,900

Machinery-Diversified—0.2%
ASP Blade Holdings, Inc. Initial Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(4)	10/13/28	165,456	86,554

Media—0.2%
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.72% (6 mo. USD Term SOFR + 3.175%)(4)	03/31/31	66,750	65,563

Mining—0.3%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(4)	08/18/30	98,755	99,372

Office/Business Equipment—0.4%
Xerox Holdings Corp. 2023 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(4)	11/17/29	171,731	171,088

Oil & Gas—0.3%
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B 9.08% (3 mo. USD Term SOFR + 4.750%)(4)	06/27/29	99,750	99,985

Packaging & Containers—0.6%
Plaze, Inc. 2020 Incremental Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(4)	08/03/26	81,853	77,512
Proampac PG Borrower LLC 2024 Term Loan 8.52% (3 mo. USD Term SOFR + 4.000%)(4)	09/15/28	171,257	171,863

			249,375

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pipelines—0.2%
NGL Energy Partners LP 2024 Term Loan B 8.06% (1 mo. USD Term SOFR + 3.750%)(4)	02/03/31	$69,649	$70,060

REIT—0.9%
OEG Borrower LLC 2024 Term Loan B 7.85% (3 mo. USD Term SOFR + 3.500%)(4)	06/30/31	99,750	100,000
SBA Senior Finance II LLC 2024 Term Loan B 6.07% (1 mo. USD Term SOFR + 1.750%)(4)	01/25/31	255,420	255,959

			355,959

Retail—0.7%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 6.06% (1 mo. USD Term SOFR + 1.750%)(4)	09/20/30	114,425	114,211
Tacala LLC 2024 Term Loan 7.81% (1 mo. USD Term SOFR + 3.500%)(4)	01/31/31	138,952	140,905

			255,116

Software—1.1%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan 10.04% (3 mo. USD Term SOFR + 5.750%)(4)	07/30/32	50,000	49,703
Boxer Parent Co., Inc. 2024 USD Term Loan B 7.29% (3 mo. USD Term SOFR + 3.000%)(4)	07/30/31	50,000	50,274
DTI Holdco, Inc. 2022 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(4)	04/26/29	149,237	150,713
EagleView Technology Corp. 2018 Add On Term Loan B 8.09% (3 mo. USD Term SOFR + 3.500%)(4)	08/14/25	189,974	181,881

			432,571

Total Bank Loans (Cost: $6,022,196)			5,953,233

Total Fixed Income Securities (Cost: $37,444,753)			37,477,011

CONVERTIBLE SECURITIES (0.2% )

CONVERTIBLE CORPORATE BONDS—0.2% (Cost: $62,406)

Commercial Services—0.2%
Worldline SA (France) 0.00%(3),(10)	07/30/26	61,920	62,345

Total Convertible Securities (Cost: $62,406)			62,345

		Shares

MONEY MARKET INVESTMENTS—2.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(11)		411,289	411,289
TCW Central Cash Fund, 4.36%(11),(12)		612,742	612,742

Total Money Market Investments (Cost: $1,024,031)			1,024,031

WARRANTS—0.0%
Cineworld Group PLC(13),(14)		42,717	—

Total Investments (99.1%) (Cost: $38,531,190)			38,563,387

Net unrealized appreciation on unfunded commitments—0.0%			62
Excess Of Other Assets Over Liabilities (0.9%)			350,815
Net Assets (100.0%)			$38,914,264

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(15)
Citibank N.A.	EUR	785,000	04/11/25	$804,500	$818,662	$(14,162)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1	10-Year Ultra Futures	03/20/25	$109,767	$111,375	$1,608
30	2-Year U.S. Treasury Note Futures	03/31/25	6,166,089	6,168,750	2,661

			$6,275,856	$6,280,125	$4,269

Short Futures
22	5-Year U.S. Treasury Note Futures	03/31/25	$(2,340,316)	$(2,340,594)	$(278)
1	Euro SCHWATZ Futures	03/6/25	(111,405)	(110,810)	595
3	Euro-Bobl Future	03/6/25	(371,782)	(365,466)	6,316

			$(2,823,503)	$(2,816,870)	$6,633

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $27,495,611 or 70.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Trustees.
(2)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2025, the value of these securities amounted to $603,470 or 1.6% of net assets.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(5)	Perpetual maturity.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $13,889, at an interest rate of 10.06% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 1.00% per annum
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $9,524, at an interest rate of 7.90% and a maturity of November 14, 2030. The investment is accruing an unused commitment fee of 3.50% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $8,185, at an interest rate of 8.18% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.75% per annum.
(9)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(10)	Security is not accruing interest.
(11)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(12)	Affiliated issuer.
(13)	Non-income producing security.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(15)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$3,812,742	$3,200,000	612,742	$612,742	$15,861	$—	$—	$—

Total					$612,742	$15,861	$—	$—	$—

TCW High Yield Bond ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	80.7%
Bank Loans	15.3
Money Market Investments	2.6
Municipal Bonds	0.3
Convertible Corporate Bonds	0.2
Warrants	0.0 **
Other*	0.9

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$31,421,918	$—	$31,421,918
Bank Loans*	—	5,953,233	—	5,953,233
Municipal Bonds	—	101,860	—	101,860
Unfunded Commitments Appreciation	—	62	—	62

Total Fixed Income Securities	—	37,477,073	—	37,477,073

Money Market Investments	1,024,031	—	—	1,024,031
Convertible Corporate Bonds*	—	62,345	—	62,345
Warrants	—	—	—	—

Total Investments	$1,024,031	$37,539,418	$—	$38,563,449

Asset Derivatives
Futures Contracts
Interest Rate Risk	11,180	—	—	11,180

Total	$1,035,211	$37,539,418	$—	$38,574,629

Liability Derivatives
Forward Currency Contracts
Forward Currency Exchange Contracts	$—	$(14,162)	$—	$(14,162)
Futures Contracts
Interest Rate Risk	(278)	—	—	(278)

Total	$(278)	$(14,162)	$—	$(14,440)

*	See Schedule of Investments for corresponding industries.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—89.3% of Net Assets
CORPORATE BONDS—44.4%

Advertising—0.1%
Neptune Bidco U.S., Inc. 9.29%(1)	04/15/29		$79,000	$67,385

Aerospace/Defense—0.3%
TransDigm, Inc. 6.88%(1)	12/15/30		166,000	170,208

Airlines—0.7%
Air Baltic Corp. AS (Latvia) 14.50%(2)	08/14/29	EUR	282,000	326,924

Apparel—0.1%
Crocs, Inc. 4.13%(1)	08/15/31		$85,000	74,831

Auto Manufacturers—0.1%
Allison Transmission, Inc. 3.75%(1)	01/30/31		83,000	74,223

Banks—3.5%
Akbank TAS 9.37% (5 yr. CMT + 5.270%)(1),(3),(4)	03/14/29		253,000	261,946
Banco Mercantil del Norte SA (Mexico) 8.38% (5 yr. CMT + 4.072%)(1),(3),(4)	05/20/31		204,000	202,560
Bank of America Corp. 2.30% (1 day USD SOFR + 1.220%)(3)	07/21/32		125,000	105,188
BBVA Bancomer SA 5.13% (5 yr. CMT + 2.65%)(2),(3)	01/18/33		214,000	200,176
HSBC Holdings PLC (United Kingdom) 2.80% (1 day USD SOFR + 1.187%)(3)	05/24/32		100,000	85,856
JPMorgan Chase & Co. 1.95% (1 day USD SOFR + 1.065%)(3)	02/04/32		125,000	104,746
PNC Financial Services Group, Inc. 5.07% (1 day USD SOFR + 1.933%)(3)	01/24/34		100,000	97,927
Turkiye Vakiflar Bankasi TAO 10.12% (5 yr. CMT + 5.493%)(1),(3),(4)	04/24/29		200,000	211,060
U.S. Bancorp 4.84% (1 day USD SOFR + 1.600%)(3)	02/01/34		100,000	95,968
Wells Fargo & Co. 3.35% (1 day USD SOFR + 1.500%)(3)	03/02/33		125,000	110,332
Yapi ve Kredi Bankasi AS 9.74% (5 yr. CMT + 5.499%)(1),(3),(4)	04/04/29		251,000	262,473

				1,738,232

Beverages—0.6%
Anheuser-Busch InBev SA (Belgium) 3.95%(2)	03/22/44	EUR	100,000	105,560
Triton Water Holdings, Inc. 6.25%(1)	04/01/29		$174,000	172,886

				278,446

Chemicals—1.5%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31		119,000	124,132
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		125,000	106,610
OCP SA 6.75%(1)	05/02/34		259,000	264,115
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		79,000	76,695
SK Invictus Intermediate II SARL (Luxembourg) 5.00%(1)	10/30/29		128,000	121,434
WR Grace Holdings LLC 5.63%(1)	08/15/29		80,000	74,704

				767,690

Commercial Services—2.0%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		75,000	73,939
Block, Inc. 3.50%	06/01/31		138,000	122,867
Carriage Services, Inc. 4.25%(1)	05/15/29		135,000	123,848
Deluxe Corp. 8.13%(1)	09/15/29		75,000	77,268
Upbound Group, Inc. 6.38%(1)	02/15/29		177,000	173,651
Valvoline, Inc. 3.63%(1)	06/15/31		85,000	73,892
Veritiv Operating Co. 10.50%(1)	11/30/30		157,000	170,797
VT Topco, Inc. 8.50%(1)	08/15/30		116,000	123,095
WASH Multifamily Acquisition, Inc. 5.75%(1)	04/15/26		75,000	75,012

				1,014,369

Computers—0.4%
Amentum Holdings, Inc. 7.25%(1)	08/01/32		72,000	73,037
NCR Voyix Corp. 5.13%(1)	04/15/29		129,000	123,174

				196,211

Cosmetics/Personal Care—0.4%
Perrigo Finance Unlimited Co. 6.13%	09/30/32		75,000	73,609
Prestige Brands, Inc. 3.75%(1)	04/01/31		139,000	123,791

				197,400

Diversified Financial Services—0.6%
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		160,000	168,857
Jane Street Group/JSG Finance, Inc. 7.13%(1)	04/30/31		119,000	123,063

				291,920

Electric—4.4%
AES Andes SA 8.15% (5 yr. CMT + 3.835%)(1),(3)	06/10/55		200,000	204,962
Alpha Generation LLC 6.75%(1)	10/15/32		122,000	123,382
Black Hills Corp. 6.15%	05/15/34		125,000	129,844

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
Duke Energy Corp. 3.75%	04/01/31	EUR	100,000	$105,522
Eskom Holdings SOC Ltd. (South Africa) 6.35%(1)	08/10/28		$201,000	199,641
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%(1)	01/31/41		198,850	193,286
MVM Energetika Zrt (Hungary) 6.50%(2)	03/13/31		329,000	332,613
Pike Corp. 8.63%(1)	01/31/31		160,000	170,875
Southwestern Electric Power Co. 5.30%	04/01/33		125,000	123,654
Termocandelaria Power SA 7.75%(1)	09/17/31		263,000	266,869
Zorlu Enerji Elektrik Uretim AS 11.00%(1)	04/23/30		334,000	341,565

				2,192,213

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. 4.38%(1)	03/31/29		79,000	73,954

Electronics—0.1%
Coherent Corp. 5.00%(1)	12/15/29		76,000	73,247

Energy-Alternate Sources—0.5%
Greenko Power II Ltd. (India) 4.30%(2)	12/13/28		272,210	255,635

Entertainment—1.8%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		72,000	74,834
Caesars Entertainment, Inc. 4.63%(1)	10/15/29		80,000	75,522
Churchill Downs, Inc. 6.75%(1)	05/01/31		73,000	74,391
Cinemark USA, Inc. 7.00%(1)	08/01/32		71,000	73,048
Everi Holdings, Inc. 5.00%(1)	07/15/29		74,000	74,337
Great Canadian Gaming Corp. 8.75%(1)	11/15/29		72,000	74,786
Light & Wonder International, Inc. 7.50%(1)	09/01/31		71,000	74,008
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		118,000	122,265
WarnerMedia Holdings, Inc. 5.14%	03/15/52		225,000	167,942
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33		75,000	74,358

				885,491

Environmental Control—0.3%
Waste Pro USA, Inc. 7.00%(1)	02/01/33		125,000	126,429

Food—1.1%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.50%	12/01/52		75,000	76,534
Minerva Luxembourg SA 8.88%(1)	09/13/33		200,000	210,700
Pilgrim’s Pride Corp. 6.88%	05/15/34		75,000	80,279
Post Holdings, Inc. 6.38%(1)	03/01/33		174,000	171,543

				539,056

Gas—0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26		17,000	16,896
9.38%(1)	06/01/28		15,000	14,905
Brooklyn Union Gas Co. 6.39%(1)	09/15/33		150,000	156,509
National Gas Transmission PLC (United Kingdom) 4.25%(2)	04/05/30	EUR	100,000	107,790

				296,100

Health Care-Products—0.4%
Bausch & Lomb Corp. 8.38%(1)	10/01/28		$117,000	122,656
Teleflex, Inc. 4.25%(1)	06/01/28		77,000	74,112

				196,768

Health Care-Services—2.1%
Centene Corp. 3.38%	02/15/30		125,000	112,096
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		72,000	72,521
HealthEquity, Inc. 4.50%(1)	10/01/29		78,000	73,691
Kedrion SpA (Italy) 6.50%(1)	09/01/29		180,000	171,762
ModivCare, Inc. 5.00%(1)	10/01/29		246,000	168,510
Molina Healthcare, Inc. 6.25%(1)	01/15/33		125,000	124,158
Prime Healthcare Services, Inc. 9.38%(1)	09/01/29		119,000	113,515
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32		73,000	72,878
Tenet Healthcare Corp. 6.75%	05/15/31		122,000	124,898

				1,034,029

Household Products/Wares—0.6%
Central Garden & Pet Co. 4.13%(1)	04/30/31		222,000	199,438
Spectrum Brands, Inc. 3.88%(1)	03/15/31		142,000	122,484

				321,922

Insurance—1.7%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30		122,000	126,147
8.25%(1)	02/01/29		72,000	74,818
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31		120,000	122,272
7.38%(1)	10/01/32		74,000	75,675
AmWINS Group, Inc. 4.88%(1)	06/30/29		78,000	74,355
AssuredPartners, Inc. 7.50%(1)	02/15/32		72,000	77,891
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(3)	11/01/53		200,000	190,164

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Insurance (Continued)
HUB International Ltd. 7.38%(1)	01/31/32	$119,000	$122,497

			863,819

Internet—0.1%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc. 7.00%(1)	06/15/27	72,000	72,822

Iron & Steel—1.3%
ATI, Inc. 7.25%	08/15/30	47,000	48,813
CSN Resources SA 8.88%(1)	12/05/30	255,000	252,369
Samarco Mineracao SA 9.00%(1),(5)	06/30/31	352,362	340,769

			641,951

Lodging—0.4%
Hilton Domestic Operating Co., Inc. 3.63%(1)	02/15/32	140,000	123,225
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28	77,000	74,038

			197,263

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. (Germany) 5.25%(1)	07/15/27	75,000	74,216

Media—1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%	06/01/52	260,000	167,081
CSC Holdings LLC
7.50%(1)	04/01/28	33,000	24,405
11.75%(1)	01/31/29	147,000	146,447
DISH Network Corp. 11.75%(1)	11/15/27	118,000	124,678
Nexstar Media, Inc. 4.75%(1)	11/01/28	79,000	74,638
Sirius XM Radio LLC 3.88%(1)	09/01/31	86,000	74,140
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	191,000	170,798

			782,187

Mining—1.4%
Cia de Minas Buenaventura SAA 5.50%(2)	07/23/26	202,000	200,716
First Quantum Minerals Ltd. (Zambia) 8.63%(2)	06/01/31	320,000	328,915
Volcan Cia Minera SAA (Peru) 8.75%(2)	01/24/30	173,000	165,080

			694,711

Municipal Bonds—0.6%
Istanbul Metropolitan Municipality 10.50%(1)	12/06/28	296,000	320,852

Oil & Gas—3.1%
Energean Israel Finance Ltd. 5.38%(2)	03/30/28	369,279	354,179
Gran Tierra Energy, Inc. (Colombia) 9.50%(2)	10/15/29	355,000	337,609
Leviathan Bond Ltd. (Israel) 6.75%(2)	06/30/30	212,490	208,230
Petroleos Mexicanos 5.95%	01/28/31	386,000	324,147
SM Energy Co. 7.00%(1)	08/01/32	73,000	72,993
Sunoco LP/Sunoco Finance Corp. 7.00%(1)	09/15/28	120,000	123,601
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28	118,000	121,002

			1,541,761

Oil & Gas Services—0.6%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32	121,000	122,723
Kodiak Gas Services LLC 7.25%(1)	02/15/29	71,000	73,183
USA Compression Partners LP/USA Compression Finance
Corp. 7.13%(1)	03/15/29	121,000	123,975

			319,881

Packaging & Containers—1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%(1)	08/15/26	86,000	75,884
Clearwater Paper Corp. 4.75%(1)	08/15/28	183,000	173,759
Graham Packaging Co., Inc. 7.13%(1)	08/15/28	75,000	74,690
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%(1)	10/15/28	79,000	79,294
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31	120,000	124,946

			528,573

Pharmaceuticals—1.6%
1375209 BC Ltd. (Canada) 9.00%(1)	01/30/28	125,000	125,306
Bayer U.S. Finance II LLC (Germany) 4.40%(1)	07/15/44	107,000	80,525
Bayer U.S. Finance LLC (Germany) 6.88%(1)	11/21/53	175,000	178,533
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(3)	12/10/54	75,000	74,216
Grifols SA (Spain) 4.75%(1)	10/15/28	180,000	166,684
Option Care Health, Inc. 4.38%(1)	10/31/29	81,000	75,796
Teva Pharmaceutical Finance Netherlands III BV (Israel) 8.13%	09/15/31	110,000	123,252

			824,312

Pipelines—1.6%
Global Partners LP/GLP Finance Corp. 6.88%	01/15/29	122,000	123,729
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32	122,000	125,627
Rockies Express Pipeline LLC 4.80%(1)	05/15/30	80,000	75,451
TransMontaigne Partners LP/TLP Finance Corp. 6.13%	02/15/26	124,000	123,420
Venture Global Calcasieu Pass LLC 4.13%(1)	08/15/31	190,000	171,866
Venture Global LNG, Inc. 9.88%(1)	02/01/32	153,000	168,560

			788,653

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Real Estate—0.2%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		$114,000	$122,958

REIT—1.3%
GLP Capital LP/GLP Financing II, Inc. 4.00%	01/15/30		125,000	117,059
Healthcare Realty Holdings LP 2.40%	03/15/30		100,000	86,375
Hudson Pacific Properties LP 3.95%	11/01/27		194,000	177,601
Iron Mountain, Inc. (REIT) 5.63%(1)	07/15/32		76,000	73,354
Prologis Euro Finance LLC (REIT) 4.00%	05/05/34	EUR	100,000	106,752
Realty Income Corp. 5.13%	07/06/34	EUR	100,000	114,773

				675,914

Retail—2.5%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		$83,000	75,213
Asbury Automotive Group, Inc. 5.00%(1)	02/15/32		81,000	75,839
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%(1)	04/01/29		186,000	175,842
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%(1)	01/15/30		132,000	124,529
FirstCash, Inc. 6.88%(1)	03/01/32		121,000	122,880
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		117,000	123,058
Lithia Motors, Inc. 3.88%(1)	06/01/29		133,000	123,556
Papa John’s International, Inc. 3.88%(1)	09/15/29		271,000	246,380
Saks Global Enterprises LLC 11.00%(1)	12/15/29		50,000	47,993
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		134,000	121,892

				1,237,182

Software—0.8%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		70,000	72,792
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		72,000	74,415
RingCentral, Inc. 8.50%(1)	08/15/30		114,000	121,126
SS&C Technologies, Inc. 6.50%(1)	06/01/32		71,000	72,229
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		81,000	74,640

				415,202

Telecommunications—2.1%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		70,000	54,721
9.63%(1)	07/15/27		76,000	70,611
Altice France SA 8.13%(1)	02/01/27		145,000	121,696
Consolidated Communications, Inc. 6.50%(1)	10/01/28		128,000	125,263
Frontier Communications Holdings LLC
6.75%(1)	05/01/29		173,000	174,630
8.63%(1)	03/15/31		160,000	171,091
Global Switch Finance BV (United Kingdom) 1.38%(2)	10/07/30	EUR	100,000	97,508
Telecom Argentina SA (Argentina) 9.50%(1)	07/18/31		$251,000	260,957

				1,076,477

Total Corporate Bonds (Cost: $22,345,165)				22,371,417

MUNICIPAL BOND—0.2% (Cost: $75,000)
Maricopa County Industrial Development Authority, Revenue Bond 7.38%(1)	10/01/29		75,000	76,395

FOREIGN GOVERNMENT BONDS—12.3%
Angola Government International Bonds 8.75%(2)	04/14/32		370,000	329,060
Argentina Republic Government International Bonds 4.13%	07/09/35		266,529	181,280
Bahrain Government International Bonds 6.75%(1)	09/20/29		328,000	334,363
Brazil Government International Bonds 7.13%	05/13/54		345,000	326,581
Colombia Government International Bonds 4.13%	05/15/51		460,000	265,452
Dominican Republic International Bonds 5.88%(2)	01/30/60		305,000	263,724
Ecuador Government International Bonds 5.50%(2)	07/31/35		239,849	157,396
Egypt Government International Bonds 5.88%(1)	02/16/31		396,000	338,849
El Salvador Government International Bonds 9.50%(2)	07/15/52		161,000	169,639
Finance Department Government of Sharjah 4.00%(2)	07/28/50		397,000	255,390
Gabon Government International Bonds 6.63%(1)	02/06/31		203,000	160,782
Guatemala Government Bonds 6.60% (1)	06/13/36		263,000	260,286
Israel Government International Bonds 5.75%	03/12/54		289,000	267,617
Ivory Coast Government International Bonds 6.13%(1)	06/15/33		288,000	258,379
Jordan Government International Bonds 7.75%(1)	01/15/28		256,000	260,242
Mexico Government International Bonds 4.40%	02/12/52		282,000	191,475
Nigeria Government International Bonds 7.70%(1)	02/23/38		201,000	166,921
Oman Government International Bonds 6.25%(1)	01/25/31		200,000	206,846
Pakistan Government International Bonds 7.38%(1)	04/08/31		200,000	173,590
Panama Government International Bonds 6.40%	02/14/35		210,000	194,676
Republic of Kenya Government International Bonds 6.30%(1)	01/23/34		412,000	328,224
Republic of South Africa Government International Bonds 5.88%	06/22/30		204,000	197,048
Romania Government International Bonds 7.63%(2)	01/17/53		186,000	185,961
Senegal Government International Bonds 6.25%(1)	05/23/33		387,000	319,120
Turkiye Government International Bonds 9.38%	01/19/33		200,000	226,252

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ukraine Government International Bonds 3.00%(1)	02/01/34	$418,000	$181,011

Total Foreign Government Bonds (Cost: $6,168,043)			6,200,164

ASSET-BACKED SECURITIES—7.9%
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.98% (3 mo. USD Term SOFR + 1.680%)(1),(3)	01/15/37	250,000	252,037
ARES XXXIV CLO Ltd. Series 2015-2A, Class AR3 5.62% (3 mo. USD Term SOFR + 1.320%)(1),(3)	04/17/33	250,000	250,547
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR 6.05% (3 mo. USD Term SOFR + 1.750%)(1),(3)	07/15/37	225,000	227,657
Captree Park CLO Ltd. Series 2024-1A, Class B1 6.19% (3 mo. USD Term SOFR + 1.900%)(1),(3)	07/20/37	250,000	252,290
CIFC Funding Ltd. Series 2023-3A, Class B 6.59% (3 mo. USD Term SOFR + 2.300%)(1),(3)	01/20/37	250,000	252,511
Dryden 42 Senior Loan Fund Series 2016-42A, Class BRR 6.15% (3 mo. USD Term SOFR + 1.850%)(1),(3)	07/15/37	250,000	251,814
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.37% (3 mo. USD Term SOFR + 1.080%)(1),(3)	10/20/34	250,000	250,377
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R 5.94% (3 mo. USD Term SOFR + 1.650%)(1),(3)	07/20/37	250,000	251,977
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B 6.41% (3 mo. USD Term SOFR + 1.670%)(1),(3)	10/25/37	250,000	251,162
Invesco U.S. CLO Ltd. Series 2023-1A, Class BR 6.34% (3 mo. USD Term SOFR + 2.050%)(1),(3)	04/22/37	250,000	252,828
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2 5.83% (3 mo. USD Term SOFR + 1.530%)(1),(3)	04/15/37	250,000	251,780
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class BR 5.89% (3 mo. USD Term SOFR + 1.600%)(1),(3)	10/23/36	250,000	250,712
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 6.29% (3 mo. USD Term SOFR + 2.000%)(1),(3)	04/20/37	250,000	250,881
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.38% (3 mo. USD Term SOFR + 1.090%)(1),(3)	01/20/36	250,000	250,325
Rockford Tower CLO Ltd. Series 2022-2A, Class BR 6.79% (3 mo. USD Term SOFR + 2.500%)(1),(3)	10/20/35	250,000	252,934
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 5.44% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/20/34	250,000	250,343

Total Asset-backed Securities (Cost: $3,999,193)			4,000,175

BANK LOANS—24.5%

Aerospace/Defense—0.5%
Air Comm Corp. LLC 2024 Term Loan 7.40% (3 mo. USD Term SOFR + 3.000%)(3),(6)	11/21/31	230,769	231,852

Airlines—0.5%
Air Canada 2024 Term Loan B 6.34% (3 mo. USD Term SOFR + 2.000%)(3)	03/21/31	249,372	251,281

Commercial Services—2.5%
Archkey Solutions LLC 2024 Term Loan B 9.09% (1 mo. USD Term SOFR + 4.750%)(3),(7)	10/10/31	224,138	225,539
Crisis Prevention Institute, Inc. 2024 Term Loan B 8.31% (1 mo. USD Term SOFR + 4.000%)(3)	04/09/31	250,000	251,459
Holding Socotec SAS 2024 Term Loan B 0.00%(8)	06/30/28	125,000	126,250
Priority Holdings LLC 2024 Term Loan B 9.06% (1 mo. USD Term SOFR + 4.750%)(3)	05/16/31	249,373	250,568
Trans Union LLC 2024 Term Loan B9 6.06% (1 mo. USD Term SOFR + 1.750%)(3)	06/24/31	125,000	125,192
TruGreen LP 2020 Term Loan 8.41% (1 mo. USD Term SOFR + 4.000%)(3)	11/02/27	299,221	291,312

			1,270,320

Computers—0.5%
Surf Holdings LLC Term Loan 0.00%(8)	03/05/27	250,000	252,309

Distribution & Wholesale—0.5%
Veritiv Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(3)	11/30/30	249,373	250,064

Diversified Financial Services—1.4%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.05% (1 mo. USD Term SOFR + 1.750%)(3)	06/24/30	350,000	350,394
Dechra Pharmaceuticals Holdings Ltd. Term Loan B 0.00%(8)	12/04/31	125,000	125,879

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services (Continued)
Guggenheim Partners LLC 2024 Term Loan B 6.83% (3 mo. USD Term SOFR + 2.500%)(3)	11/21/31	$250,000	$251,589

			727,862

Electric—2.2%
EFS Cogen Holdings I LLC 2020 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(3)	10/03/31	248,750	250,482
Hamilton Projects Acquiror LLC 2024 Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(3)	05/22/31	104,362	105,361
Potomac Energy Center LLC Term Loan 0.00%(8)	11/12/26	250,000	251,875
Red Oak Power LLC Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(3)	10/01/30	174,563	175,509
South Field LLC Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(3)	08/29/31	324,458	326,351
South Field LLC Term Loan C 8.08% (3 mo. USD Term SOFR + 3.750%)(3)	08/29/31	20,226	20,344

			1,129,922

Engineering & Construction—1.7%
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(3)	03/31/28	249,356	252,630
Legence Holdings LLC 2021 Term Loan 7.91% (1 mo. USD Term SOFR + 3.500%)(3)	12/16/27	249,356	250,862
Wrench Group LLC 2019 Term Loan B 8.59% (3 mo. USD Term SOFR + 4.000%)(3)	10/30/28	349,121	337,919

			841,411

Entertainment—1.1%
Caesars Entertainment, Inc. 2024 1st Lien Term Loan B 0.00%(8)	02/06/30	300,000	301,376
Caesars Entertainment, Inc. Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(3)	02/06/30	261,111	262,308

			563,684

Environmental Control—0.7%
Tidal Waste & Recycling Holdings LLC Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(3)	10/24/31	350,000	353,335

Food—1.3%
1440 Foods Topco LLC Term Loan B 9.31% (1 mo. USD Term SOFR + 5.000%)(3)	10/31/31	125,000	120,625
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(3)	10/01/25	124,668	122,565
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(3)	06/09/28	149,614	146,076
United Natural Foods, Inc. 2024 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(3)	05/01/31	249,372	253,580

			642,846

Forest Products & Paper—0.5%
Glatfelter Corp. Term Loan B 8.76% (3 mo. USD Term SOFR + 4.250%)(3)	11/04/31	250,000	251,641

Health Care-Products—0.3%
Curia Global, Inc. 2021 Term Loan 8.16% (1 mo. USD Term SOFR + 3.750%)(3)	08/30/26	149,612	143,332

Health Care-Services—2.3%
Heartland Dental LLC 2024 Term Loan 8.81% (1 mo. USD Term SOFR + 4.500%)(3)	04/28/28	349,121	351,203
Help At Home, Inc. 2024 Term Loan B 9.31% (1 mo. USD Term SOFR + 5.000%)(3)	09/24/31	350,000	351,799
ModivCare, Inc. 2025 Incremental Term Loan 0.00%(8)	01/09/26	43,347	42,697
NAPA Management Services Corp. Term Loan B 9.66% (1 mo. USD Term SOFR + 5.250%)(3)	02/23/29	174,551	164,079
Star Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(3)	09/27/30	249,372	246,549

			1,156,327

Internet—0.7%
Delivery Hero SE 2024 USD Term Loan B 9.52% (3 mo. USD Term SOFR + 5.000%)(3)	12/12/29	349,121	352,525

Machinery-Construction & Mining—0.5%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.59% (1 mo. USD Term SOFR + 2.250%)(3)	01/27/31	250,000	251,000

Machinery-Diversified—0.5%
Arcline FM Holdings LLC 2024 Term Loan 9.57% (3 mo. USD Term SOFR + 4.500%)(3)	06/23/28	249,375	250,185

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media—1.5%
Charter Communications Operating LLC 2024 Term Loan B5 6.56% (3 mo. USD Term SOFR + 2.250%)(3)	12/15/31	$125,000	$125,024
Telenet Financing USD LLC 2020 USD Term Loan AR 6.42% (1 mo. USD Term SOFR + 2.000%)(3)	04/30/28	300,000	293,688
Virgin Media Bristol LLC USD Term Loan N 6.92% (1 mo. USD Term SOFR + 2.500%)(3)	01/31/28	350,000	345,187

			763,899

Office/Business Equipment—0.7%
Xerox Holdings Corp. 2023 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(3)	11/17/29	370,130	368,744

Oil & Gas—0.4%
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B 9.08% (3 mo. USD Term SOFR + 4.750%)(3)	06/27/29	174,563	174,974

Pharmaceuticals—0.3%
Gainwell Acquisition Corp. Term Loan B 8.43% (3 mo. USD Term SOFR + 4.000%)(3)	10/01/27	149,610	142,840

Retail—0.5%
Lakeshore Intermediate LLC Term Loan 7.93% (1 mo. USD Term SOFR + 3.500%)(3)	09/29/28	249,357	245,904

Software—2.9%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.06% (1 mo. USD Term SOFR + 3.750%)(3)	12/29/28	124,679	118,289
Cloud Software Group, Inc. 2024 USD Term Loan 8.08% (3 mo. USD Term SOFR + 3.750%)(3)	03/21/31	250,000	252,041
Open Text Corp. 2023 Term Loan B 6.06% (1 mo. USD Term SOFR + 1.750%)(3)	01/31/30	348,582	349,434
Press Ganey Holdings, Inc. 2024 1st Lien Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(3)	04/30/31	249,375	250,322
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 0.00%(8)	10/28/30	250,000	252,721
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.31% (1 mo. USD Term SOFR + 4.000%)(3)	04/05/30	249,370	249,456

			1,472,263

Telecommunications—0.5%
Consolidated Communications, Inc. 2021 Term Loan B 7.93% (1 mo. USD Term SOFR + 3.500%)(3)	10/02/27	250,000	249,184

Total Bank Loans (Cost: $12,305,136)			12,337,704

Total Fixed Income Securities (Cost: $44,892,537)			44,985,855

CONVERTIBLE SECURITIES (0.2% )

CONVERTIBLE CORPORATE BONDS—0.2% (Cost: $76,025)

Commercial Services—0.2%
Worldline SA (France) 0.00%(2),(9)	07/30/26	77,400	77,931

Total Convertible Securities (Cost: $76,025)			77,931

		Shares
MONEY MARKET INVESTMENTS—14.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(10)		247,603	247,603
TCW Central Cash Fund, 4.36%(10),(11)		7,210,000	7,210,000

Total Money Market Investments (Cost: $7,457,603)			7,457,603

Total Investments (104.3%) (Cost: $52,426,165)			52,521,389

Net unrealized appreciation on unfunded commitments—0.0%			252
Liabilities In Excess Of Other Assets (-4.3%)			(2,156,118)
Net Assets (100.0%)			$50,365,523

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS ((2.1)%)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Goldman Sachs & Co.	EUR	1,027,000	04/11/25	$1,052,549	$1,071,039	$(18,490)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	Euro-Bund Future	03/6/25	$(142,236)	$(137,476)	$4,760

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $23,094,289 or 45.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Trustees.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2025, the value of these securities amounted to $4,460,036 or 8.9% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(4)	Perpetual maturity.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 0.00% cash, 9.00% payment-in-kind interest.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $19,231, at an interest rate of 7.40% and a maturity of December 11, 2031. The investment is not accruing an unused commitment fee.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $25,862, at an interest rate of 7.40% and a maturity of October 10, 2031. The investment is not accruing an unused commitment fee.
(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	Security is not accruing interest.
(10)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(11)	Affiliated issuer.
(12)	Fund sells foreign currency, buys U.S. Dollar.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$7,510,000	$300,000	7,210,000	$7,210,000	$6,708	$—	$—	$—

Total					$7,210,000	$6,708	$—	$—	$—

TCW Multisector Credit Income ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	44.4%
Bank Loans	24.5
Money Market Investments	14.8
Foreign Government Bonds	12.3
Asset-Backed Securities	7.9
Convertible Corporate Bonds	0.2
Municipal Bonds	0.2
Other*	(4.3)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$22,371,417	$—	$22,371,417
Bank Loans*	—	12,337,704	—	12,337,704
Asset-Backed Securities	—	4,000,175	—	4,000,175
Foreign Government Bonds	—	6,200,164	—	6,200,164
Municipal Bonds	—	76,395	—	76,395
Unfunded Commitments Appreciation	—	252	—	252

Total Fixed Income Securities	—	44,986,107	—	44,986,107

Money Market Investments	7,457,603	—	—	7,457,603
Convertible Corporate Bonds*	—	77,931	—	77,931

Total Investments	$7,457,603	$45,064,038	$—	$52,521,641

Asset Derivatives
Futures Contracts
Interest Rate Risk	4,760	—	—	4,760

Total	$7,462,363	$45,064,038	$—	$52,526,401

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(18,490)	$—	$(18,490)

Total	$—	$(18,490)	$—	$(18,490)

*	See Schedule of Investments for corresponding industries.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—95.9% of Net Assets
ASSET-BACKED SECURITIES—1.0%
AMMC CLO 18 Ltd. Series 2016-18A, Class BR 6.38% (3 mo. USD Term SOFR + 1.862%)(1),(2)	05/26/31	$915,000	$917,812
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.98% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	750,000	756,112
CIFC Funding Ltd. Series 2022-2A, Class A1 5.61% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/19/35	500,000	500,025
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.63% (3 mo. USD Term SOFR + 1.340%)(1),(2)	04/22/35	250,000	251,010
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1 7.77% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	500,000	506,581

			2,931,540

Total Asset-backed Securities (Cost: $2,889,937)			2,931,540

BANK LOANS—90.9%

Advertising—1.1%
Advantage Sales & Marketing, Inc. 2024 Term Loan 0.00%(3)	10/28/27	1,284,421	1,284,723
Neptune Bidco U.S., Inc. 2022 USD Term Loan A 9.14% (3 mo. USD Term SOFR + 4.750%)(1)	04/11/29	564,938	475,960
Planet U.S. Buyer LLC 2024 Term Loan B 7.52% (3 mo. USD Term SOFR + 3.000%)(1)	02/07/31	1,154,082	1,162,617
Red Ventures LLC 2024 Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	03/03/30	232,263	234,066

			3,157,366

Aerospace & Defense—1.1%
Air Comm Corp. LLC 2024 Term Loan 7.40% (3 mo. USD Term SOFR + 3.000%)(1),(4)	11/21/31	324,961	326,485
Bleriot U.S. Bidco, Inc. 2023 Term Loan B 7.08% (3 mo. USD Term SOFR + 2.750%)(1)	10/31/30	1,094,671	1,100,730
TransDigm, Inc. 2024 Term Loan I 7.08% (3 mo. USD Term SOFR + 2.750%)(1)	08/24/28	1,725,083	1,735,045

			3,162,260

Agriculture—0.2%
Alltech, Inc. Term Loan B 8.43% (1 mo. USD Term SOFR + 4.000%)(1)	10/13/28	549,604	552,866

Airlines—0.5%
Air Canada 2024 Term Loan B 6.34% (3 mo. USD Term SOFR + 2.000%)(1)	03/21/31	508,354	512,245
United Airlines, Inc. 2024 1st Lien Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(1)	02/22/31	1,076,790	1,081,884

			1,594,129

Apparel—0.4%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 0.00%(3)	12/21/28	537,254	540,397
Crocs, Inc. 2024 Term Loan 6.58% (3 mo. USD Term SOFR + 2.250%)(1)	02/19/29	278,852	280,579
Hanesbrands, Inc. 2021 Term Loan 6.16% (1 mo. USD Term SOFR + 1.750%)(1)	11/19/26	398,910	399,160

			1,220,136

Auto Parts & Equipment—0.3%
First Brands Group LLC 2021 Term Loan 9.55% (3 mo. USD Term SOFR + 5.000%)(1)	03/30/27	974,031	958,203

Banks—0.1%
Chrysaor Bidco SARL Delayed Draw Term Loan 0.00%(3)	07/17/31	21,408	21,680
Chrysaor Bidco SARL Term Loan B 0.00%(3)	07/17/31	289,479	293,150

			314,830

Beverages—1.5%
Arterra Wines Canada, Inc. 2020 Term Loan 8.09% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	1,022,161	1,001,182
City Brewing Co. LLC 2024 First Lien Second Out PIK TL 9.56% (3 mo. USD Term SOFR + 5.000%)(1)	04/05/28	5,553	685
Naked Juice LLC 2nd Lien Term Loan 10.43% (3 mo. USD Term SOFR + 6.000%)(1)	01/24/30	600,000	210,000
Naked Juice LLC Term Loan 7.43% (3 mo. USD Term SOFR + 3.000%)(1)	01/24/29	986,221	723,886
Pegasus Bidco BV 2024 Term Loan B 7.77% (3 mo. USD Term SOFR + 3.250%)(1)	07/12/29	1,350,440	1,365,633
Primo Brands Corp. Term Loan B 0.00%(3)	03/31/28	1,000,000	1,000,000

			4,301,386

Building Materials—0.4%
Nvent Electric PLC Term Loan B 0.00%(3)	09/12/31	700,000	707,549

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Building Materials (Continued)
Potters Industries LLC 2024 Term Loan 8.04% (3 mo. USD Term SOFR + 3.750%)(1)	12/14/27	$444,780	$449,413
Standard Industries, Inc. 2021 Term Loan B 6.05% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/28	165,146	165,877

			1,322,839

Chemicals—2.0%
Archroma Finance SARL 2023 USD Term Loan B2A 9.96% (6 mo. USD Term SOFR + 5.500%)(1)	06/30/27	1,302,202	1,301,226
Chemours Co. 2023 USD Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	08/18/28	497,481	502,456
HB Fuller Co. 2024 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	02/15/30	782,274	785,701
Hexion Holdings Corp. 2024 Term Loan B 8.30% (1 mo. USD Term SOFR + 4.000%)(1)	03/15/29	1,118,405	1,121,665
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.91% (1 mo. USD Term SOFR + 2.500%)(1)	05/06/27	1,112,320	1,106,759
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 7.29% (3 mo. USD Term SOFR + 3.000%)(1)	01/31/29	1,190,955	1,197,588

			6,015,395

Commercial Services—11.3%
Aggreko Holdings, Inc. 2025 USD Term Loan B 0.00%(3)	08/16/29	240,000	242,213
Albion Financing 3 SARL 2024 USD Term Loan B 8.80% (3 mo. USD Term SOFR + 4.250%)(1)	08/16/29	1,300,183	1,312,171
AlixPartners LLP 2021 USD Term Loan B 6.93% (1 mo. USD Term SOFR + 2.500%)(1)	02/04/28	959,756	964,137
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 8.16% (1 mo. USD Term SOFR + 3.750%)(1)	05/12/28	390,149	391,934
Amspec Parent LLC 2024 Term Loan 8.58% (3 mo. USD Term SOFR + 4.250%)(1),(5)	12/22/31	823,333	827,965
Anticimex International AB 2024 Term Loan B6 7.97% (3 mo. USD Term SOFR + 3.400%)(1)	11/16/28	1,157,907	1,169,243
APi Group DE, Inc. 2024 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	01/03/29	955,701	959,251
Archkey Solutions LLC 2024 Term Loan B 9.09% (1 mo. USD Term SOFR + 4.750%)(1),(6)	10/10/31	1,062,580	1,069,221
Belron Finance 2019 LLC 2024 USD Term Loan B 7.27% (3 mo. USD Term SOFR + 2.750%)(1)	10/16/31	980,484	990,166
BIFM US Finance LLC 2024 Incremental Term Loan 8.06% (1 mo. USD Term SOFR + 3.750%)(1)	05/31/28	846,623	855,618
Boost Newco Borrower LLC 2024 USD Term Loan B 6.83% (3 mo. USD Term SOFR + 2.500%)(1)	01/31/31	748,125	752,240
CCRR Parent, Inc. Term Loan B 9.03% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28	839,662	431,376
Conservice Midco LLC 2024 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	05/13/27	497,500	499,987
Conservice Midco LLC 2025 Term Loan B 0.00%(3)	05/13/30	500,000	502,500
Crisis Prevention Institute, Inc. 2024 Term Loan B 8.31% (1 mo. USD Term SOFR + 4.000%)(1)	04/09/31	1,250,000	1,257,294
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	07/06/29	1,313,000	1,324,489
Ensemble RCM LLC 2024 Term Loan B 7.29% (3 mo. USD Term SOFR + 3.000%)(1)	08/01/29	1,001,339	1,010,931
Fugue Finance BV 2025 Term Loan B 7.50% (6 mo. USD Term SOFR + 3.250%)(1)	01/09/32	1,200,000	1,218,750
Garda World Security Corp. 2024 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	02/01/29	1,498,135	1,505,063
Grant Thornton Advisors LLC 2025 Term Loan B 7.06% (3 mo. USD Term SOFR + 2.750%)(1)	06/02/31	544,091	546,387
Holding Socotec SAS 2024 Term Loan B 0.00%(3)	06/30/28	298,469	301,454
Kelso Industries LLC Term Loan 10.06% (1 mo. USD Term SOFR + 5.750%)(1),(7)	12/30/29	678,889	674,646
KUEHG Corp. 2024 Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(1)	06/12/30	743,233	751,943
Nuvei Technologies Corp. 2024 Term Loan B1 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	11/15/31	1,042,683	1,046,734

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
OMNIA Partners LLC 2024 Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(1)	07/25/30	$984,210	$989,899
Prime Security Services Borrower LLC 2024 Term Loan B 6.33% (1 mo. USD Term SOFR + 2.000%)(1)	10/13/30	1,125,532	1,129,398
Priority Holdings LLC 2024 Term Loan B 9.06% (1 mo. USD Term SOFR + 4.750%)(1)	05/16/31	997,494	1,002,272
Prometric Holdings, Inc. 2024 Term Loan 9.18% (1 mo. USD Term SOFR + 4.750%)(1)	01/31/28	742,514	753,537
Raven Acquisition Holdings LLC Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(1),(8)	11/19/31	606,667	609,485
Ryan LLC Term Loan 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	11/14/30	1,242,975	1,248,543
Sabert Corp. 2024 Term Loan B 7.43% (1 mo. USD Term SOFR + 3.000%)(1)	12/10/26	315,329	317,497
Spring Education Group, Inc. Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	10/04/30	302,791	304,809
Teneo Holdings LLC 2024 Term Loan B 0.00%(3)	03/13/31	1,250,000	1,263,537
Trans Union LLC 2024 Term Loan B8 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/31	419,997	420,522
Trans Union LLC 2024 Term Loan B9 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/31	545,833	546,674
TruGreen LP 2020 2nd Lien Term Loan 13.05% (3 mo. USD Term SOFR + 8.500%)(1)	11/02/28	500,000	447,500
TruGreen LP 2020 Term Loan 8.41% (1 mo. USD Term SOFR + 4.000%)(1)	11/02/27	209,854	204,308
TTF Holdings LLC 2024 Term Loan 8.06% (1 mo. USD Term SOFR + 3.750%)(1)	07/18/31	1,150,000	1,150,719
VSTG Acquisition Corp. 2025 Repriced Term Loan B 0.00%(3)	07/13/29	1,250,000	1,254,300
VT Topco, Inc. 2024 1st Lien Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(1)	08/09/30	664,728	671,861
XPLOR T1 LLC Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	06/24/31	599,071	606,934

			33,527,508

Computers—2.9%
Amentum Government Services Holdings LLC 2024 Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	09/29/31	1,410,976	1,408,154
Clover Holdings 2 LLC Term Loan B 8.43% (3 mo. USD Term SOFR + 4.000%)(1)	12/09/31	918,367	928,125
Idemia Group 2024 Term Loan B5 8.58% (3 mo. USD Term SOFR + 4.250%)(1)	09/30/28	438,682	444,165
Indy U.S. Bidco LLC 2024 USD Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	03/06/28	1,421,438	1,426,469
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 9.55% (3 mo. USD Term SOFR + 5.000%)(1)	07/27/28	461,472	149,978
NCR Atleos LLC 2024 Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(1)	04/16/29	764,045	770,612
Peraton Corp. 2nd Lien Term Loan B1 12.36% (3 mo. USD Term SOFR + 7.750%)(1)	02/01/29	248,837	211,511
Peraton Corp. Term Loan B 8.16% (1 mo. USD Term SOFR + 3.750%)(1)	02/01/28	1,561,856	1,465,513
Surf Holdings LLC 2024 Incremental Term Loan 0.00%(3)	03/05/27	500,000	504,618
Tempo Acquisition LLC 2024 Term Loan B 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	1,223,539	1,224,738

			8,533,883

Distribution & Wholesale—1.8%
BCPE Empire Holdings, Inc. 2024 1st Lien Term Loan 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	12/11/28	1,279,778	1,290,976
Gates Global LLC 2022 Term Loan B4 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	11/16/29	265,321	266,095
Gloves Buyer, Inc. 2025 Term Loan 0.00%(3)	01/17/32	1,188,679	1,188,436
Resideo Funding, Inc. 2024 1st Lien Term Loan B 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	02/11/28	292,778	294,425
Veritiv Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(1)	11/30/30	1,493,747	1,497,884

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Distribution & Wholesale (Continued)
Windsor Holdings III LLC 2024 USD 1st Lien Term Loan B 7.80% (1 mo. USD Term SOFR + 3.500%)(1)	08/01/30	$653,918	$660,389

			5,198,205

Diversified Financial Services—2.6%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.05% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	992,500	993,616
Blackhawk Network Holdings, Inc. 2024 Term Loan 9.31% (1 mo. USD Term SOFR + 5.000%)(1)	03/12/29	746,250	753,313
Dechra Pharmaceuticals Holdings Ltd. Term Loan B 0.00%(3)	12/04/31	879,630	885,818
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	04/09/27	465,715	459,365
Deerfield Dakota Holding LLC 2021 USD 2nd Lien Term Loan 11.34% (3 mo. USD Term SOFR + 6.750%)(1)	04/07/28	250,000	244,375
Guggenheim Partners LLC 2024 Term Loan B 6.83% (3 mo. USD Term SOFR + 2.500%)(1)	11/21/31	986,875	993,147
Jefferies Finance LLC 2024 Term Loan 7.30% (1 mo. USD Term SOFR + 3.000%)(1)	10/21/31	1,000,000	1,006,565
Orion Advisor Solutions, Inc. 2024 Term Loan B 8.04% (3 mo. USD Term SOFR + 3.750%)(1)	09/24/30	846,934	857,521
Setanta Aircraft Leasing DAC 2024 Term Loan B 6.08% (3 mo. USD Term SOFR + 1.750%)(1)	11/05/28	600,833	604,375
Summit Acquisition, Inc. 2024 Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	10/16/31	750,000	756,562

			7,554,657

Electric—5.3%
Alpha Generation LLC Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	09/30/31	1,870,313	1,882,937
Calpine Corp. 2024 Term Loan B10 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/31	184,112	184,242
Calpine Corp. 2024 Term Loan B5 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	02/15/32	1,214,286	1,214,365
Carroll County Energy LLC 2024 Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	06/30/31	1,055,810	1,066,864
Compass Power Generation LLC 2024 Term Loan B3 8.06% (1 mo. USD Term SOFR + 3.750%)(1)	04/14/29	1,115,987	1,124,881
Cornerstone Generation LLC Term Loan B 0.00%(3)	10/28/31	1,250,000	1,259,506
Edgewater Generation LLC 2024 Term Loan B 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	08/01/30	1,429,518	1,445,157
EFS Cogen Holdings I LLC 2020 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(1)	10/03/31	921,296	927,713
Hamilton Projects Acquiror LLC 2024 Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	05/22/31	1,660,012	1,675,915
Kestrel Acquisition LLC 2024 Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	11/06/31	1,248,125	1,257,355
Lackawanna Energy Center LLC Term Loan B2 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	08/06/29	698,856	704,317
Lackawanna Energy Center LLC Term Loan C 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	08/06/29	153,102	154,299
Potomac Energy Center LLC Term Loan 0.00%(3)	11/12/26	750,000	755,625
Red Oak Power LLC Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	10/01/30	640,063	643,532
South Field LLC Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	08/29/31	695,266	699,323
South Field LLC Term Loan C 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	08/29/31	43,342	43,595
Talen Energy Supply LLC 2024 Incremental Term Loan B 7.02% (3 mo. USD Term SOFR + 2.500%)(1)	12/15/31	563,373	566,426

			15,606,052

Electrical Components & Equipment—0.4%
Pelican Products, Inc. 2021 Term Loan 8.84% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	1,341,586	1,237,613

Electronics—1.3%
II-VI, Inc. 2024 1st Lien Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	07/02/29	1,417,460	1,426,100
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B 8.59% (1 mo. USD Term SOFR + 4.250%)(1)	12/02/31	566,327	567,623

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electronics (Continued)
MX Holdings U.S., Inc. 2023 USD Term Loan B1D 7.32% (3 mo. USD Term SOFR + 2.750%)(1)	07/31/28	$468,476	$471,500
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.77% (3 mo. USD Term SOFR + 4.250%)(1)	10/16/31	1,500,000	1,514,692

			3,979,915

Energy-Alternate Sources—1.3%
CPV Fairview LLC Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	08/14/31	350,141	353,423
KAMC Holdings, Inc. 2019 Term Loan 8.78% (3 mo. USD Term SOFR + 4.000%)(1),(9)	08/14/26	1,774,613	1,759,271
Oregon Clean Energy LLC 2024 1st Lien Term Loan B 7.79% (3 mo. USD Term SOFR + 3.500%)(1)	07/12/30	1,589,383	1,603,147

			3,715,841

Engineering & Construction—1.8%
Artera Services LLC 2024 Term Loan 8.83% (3 mo. USD Term SOFR + 4.500%)(1)	02/15/31	462,116	459,634
DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan 11.18% (1 mo. USD Term SOFR + 6.750%)(1)	03/30/29	415,000	414,158
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(1),(10)	03/31/28	805,643	816,221
Engineering Research & Consulting LLC 2024 Term Loan 9.51% (3 mo. USD Term SOFR + 5.000%)(1)	08/15/31	1,405,178	1,405,178
Legence Holdings LLC 2021 Term Loan 7.91% (1 mo. USD Term SOFR + 3.500%)(1)	12/16/27	997,423	1,003,447
Legence Holdings LLC 2025 Term Loan B 0.00%(3)	12/16/28	131,374	132,167
Wrench Group LLC 2019 Term Loan B 8.59% (3 mo. USD Term SOFR + 4.000%)(1)	10/30/28	1,244,802	1,204,862

			5,435,667

Entertainment—4.5%
Banijay Entertainment SAS USD Term Loan B2 7.58% (1 mo. USD Term SOFR + 3.250%)(1)	03/01/28	673,585	678,047
Banijay U.S. Holding, Inc. 2025 USD Repriced Term Loan B 0.00%(3)	03/01/28	357,531	359,899
Caesars Entertainment, Inc. Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	02/06/30	805,310	809,002
Delta 2 Lux SARL 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(1)	09/30/31	244,444	245,392
Delta 2 Lux SARL 2024 Term Loan B2 0.00%(3)	09/30/31	122,222	122,696
Endeavor Operating Co. LLC Term Loan B 0.00%(3)	01/27/32	1,500,000	1,503,750
Entain Holdings Gibraltar Ltd. 2021 USD Term Loan B4 6.93% (3 mo. USD Term SOFR + 2.500%)(1)	03/29/27	1,688,750	1,695,260
Flutter Financing BV 2024 Term Loan B 6.08% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	1,257,642	1,260,340
Great Canadian Gaming Corp. 2024 Term Loan B 9.09% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	831,206	834,584
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3 7.08% (3 mo. USD Term SOFR + 2.750%)(1)	10/31/29	249,373	250,910
J&J Ventures Gaming LLC 2023 Incremental Term Loan B 8.68% (1 mo. USD Term SOFR + 4.250%)(1)	04/26/28	744,997	744,997
Light & Wonder International, Inc. 2024 Term Loan B2 6.55% (1 mo. USD Term SOFR + 2.250%)(1)	04/14/29	779,646	783,954
Penn Entertainment, Inc. 2022 Term Loan B 6.81% (1 mo. USD Term SOFR + 2.500%)(1)	05/03/29	975,000	982,376
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.24% (3 mo. USD Term SOFR + 4.750%)(1)	08/13/31	1,393,333	1,399,868
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 7.18% (1 mo. USD Term SOFR + 2.750%)(1)	05/18/25	1,679,669	1,683,171

			13,354,246

Environmental Control—2.4%
Action Environmental Group, Inc. 2023 Term Loan B 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	10/24/30	1,497,633	1,510,737
Eagle 4 Ltd. 2025 Repriced Term Loan 0.00%(3)	07/12/28	400,389	404,269
ERM Emerald U.S., Inc. USD Term Loan B1 8.34% (3 mo. USD Term SOFR + 3.750%)(1)	07/12/28	982,057	991,573
Filtration Group Corp. 2021 Incremental Term Loan 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	10/21/28	1,000,855	1,009,993

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Environmental Control (Continued)
Filtration Group Corp. 2025 Term Loan B 0.00%(3)	10/21/28	$1,000,000	$1,009,130
GFL Environmental, Inc. 2024 Term Loan B 6.31% (3 mo. USD Term SOFR + 2.000%)(1)	07/03/31	498,750	499,366
Heritage-Crystal Clean, Inc. Term Loan B 8.34% (3 mo. USD Term SOFR + 4.000%)(1)	10/17/30	357,792	361,147
Reworld Holding Corp. Term Loan B 6.55% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	447,109	448,746
Reworld Holding Corp. Term Loan C 6.55% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	34,350	34,476
Tidal Waste & Recycling Holdings LLC Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	10/24/31	849,057	857,148

			7,126,585

Food—3.3%
1440 Foods Topco LLC Term Loan B 9.31% (1 mo. USD Term SOFR + 5.000%)(1)	10/31/31	1,404,386	1,355,233
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(1)	10/01/25	249,337	245,129
8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan 12.18% (1 mo. USD Term SOFR + 7.750%)(1)	10/01/26	870,000	805,059
8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan 9.17% (1 mo. USD Term SOFR + 4.750%)(1)	10/01/25	247,329	243,103
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	1,044,183	1,019,493
Chobani LLC 2020 Term Loan B 7.67% (1 mo. USD Term SOFR + 3.250%)(1)	10/25/27	710,828	716,351
Simply Good Foods USA, Inc. 2023 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	03/17/27	567,122	571,642
Simply Good Foods USA, Inc. 2025 Term Loan B 0.00%(3)	03/17/27	554,897	559,319
Snacking Investments Bidco Pty. Ltd. USD Term Loan 8.30% (3 mo. USD Term SOFR + 4.000%)(1)	12/18/26	1,324,536	1,337,119
United Natural Foods, Inc. 2024 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	1,736,875	1,766,185
Upfield BV 2024 USD Term Loan B10 8.87% (6 mo. USD Term SOFR + 4.250%)(1)	01/03/28	1,073,724	1,078,760

			9,697,393

Food Service—0.3%
Aramark Services, Inc. 2024 Term Loan B7 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	04/06/28	1,000,000	1,006,375

Forest Products & Paper—0.2%
Glatfelter Corp. Term Loan B 8.76% (3 mo. USD Term SOFR + 4.250%)(1)	11/04/31	592,593	596,483

Hand/Machine Tools—0.6%
Alliance Laundry Systems LLC 2024 Term Loan B 7.80% (1 mo. USD Term SOFR + 3.500%)(1)	08/19/31	1,425,000	1,433,279
Madison Safety & Flow LLC 2024 Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(1)	09/26/31	199,500	201,278

			1,634,557

Health Care-Products—1.7%
Bausch & Lomb Corp. 2023 Incremental Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	09/29/28	237,547	239,998
Bausch & Lomb Corp. Term Loan 7.66% (1 mo. USD Term SOFR + 3.250%)(1)	05/10/27	750,503	755,156
Curia Global, Inc. 2021 Term Loan 8.16% (1 mo. USD Term SOFR + 3.750%)(1)	08/30/26	1,342,785	1,286,415
Hanger, Inc. 2024 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1),(11)	10/23/31	354,373	358,359
NSM Top Holdings Corp. 2024 Term Loan 9.68% (3 mo. USD Term SOFR + 5.250%)(1)	05/14/29	935,156	947,154
Resonetics LLC 2024 Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	06/18/31	1,172,063	1,182,388
Sotera Health Holdings LLC 2024 Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(1)	05/30/31	317,386	318,842

			5,088,312

Health Care-Services—5.8%
ADMI Corp. 2023 Term Loan B5 10.06% (1 mo. USD Term SOFR + 5.750%)(1)	12/23/27	1,513,606	1,532,526

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services (Continued)
Bella Holding Co. LLC 2021 Term Loan B 8.16% (1 mo. USD Term SOFR + 3.750%)(1)	05/10/28	$1,225,939	$1,235,391
Bella Holding Co. LLC 2025 Term Loan 0.00%(3)	05/10/28	133,642	134,672
Certara LP 2024 Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	06/26/31	575,849	579,091
Charlotte Buyer, Inc. 2024 Term Loan B 9.05% (1 mo. USD Term SOFR + 4.750%)(1)	02/11/28	1,559,189	1,567,087
Concentra Health Services, Inc. 2025 Fungible Term Loan B 0.00%(3)	07/28/31	179,760	180,322
Concentra Health Services, Inc. Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	07/28/31	619,281	621,217
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 8.54% (3 mo. USD Term SOFR + 4.250%)(1)	03/30/29	891,499	865,173
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.79% (3 mo. USD Term SOFR + 5.500%)(1)	03/30/29	198,500	195,191
eResearchTechnology , Inc. 2024 Term Loan 8.31% (1 mo. USD Term SOFR + 4.000%)(1)	02/04/27	1,466,616	1,477,616
Heartland Dental LLC 2024 Term Loan 8.81% (1 mo. USD Term SOFR + 4.500%)(1)	04/28/28	969,485	975,268
Help At Home, Inc. 2024 Term Loan B 9.31% (1 mo. USD Term SOFR + 5.000%)(1)	09/24/31	1,267,347	1,273,861
Inception Holdco SARL 2024 USD Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(1)	04/09/31	878,917	887,433
ModivCare, Inc. 2024 Term Loan B 9.08% (3 mo. USD Term SOFR + 4.750%)(1)	07/01/31	745,003	621,768
ModivCare, Inc. 2025 Incremental Term Loan 0.00%(3)	01/09/26	255,749	251,912
NAPA Management Services Corp. Term Loan B 9.66% (1 mo. USD Term SOFR + 5.250%)(1)	02/23/29	1,555,345	1,462,032
Pacific Dental Services LLC 2024 Term Loan B 7.05% (1 mo. USD Term SOFR + 2.750%)(1)	03/15/31	967,688	977,021
Parexel International Corp. 2024 Term Loan B 6.81% (1 mo. USD Term SOFR + 2.500%)(1)	11/15/28	720,750	724,725
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.84% (3 mo. USD Term SOFR + 5.500%)(1)	06/20/28	1,116,653	1,143,174
Pluto Acquisition I, Inc. 2024 Second Out Superpriority Term Loan 8.52% (3 mo. USD Term SOFR + 4.000%)(1)	09/20/28	220,210	201,562
U.S. Renal Care, Inc. 2023 Superpriority Term Loan 9.43% (1 mo. USD Term SOFR + 5.000%)(1)	06/20/28	182,004	170,173
Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan 11.55% (3 mo. USD Term SOFR + 7.250%)(1)	06/09/25	178,839	181,521

			17,258,736

Holding Companies - Diversified—0.2%
Emerald X, Inc. 2025 Term Loan B 0.00%(3)	01/23/32	500,000	503,595

Home Builders—0.4%
Tecta America Corp. 2021 Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(1)	04/10/28	248,711	250,444
Tecta America Corp. 2023 Term Loan B 8.68% (1 mo. USD Term SOFR + 4.250%)(1)	04/10/28	853,217	859,159

			1,109,603

Home Furnishings—0.4%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 7.34% (1 mo. USD Term SOFR + 3.000%)(1)	07/31/28	1,258,017	1,262,709

Insurance—1.8%
Acrisure LLC 2024 1st Lien Term Loan B1 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	02/15/27	1,422,376	1,429,374
AmWINS Group, Inc. 2025 Term Loan B 0.00%(3)	01/23/32	1,000,000	1,003,250
Asurion LLC 2020 Term Loan B8 7.68% (1 mo. USD Term SOFR + 3.250%)(1)	12/23/26	821,757	822,131
Asurion LLC 2021 Term Loan B9 7.68% (1 mo. USD Term SOFR + 3.250%)(1)	07/31/27	317,122	317,211
Asurion LLC 2022 Term Loan B10 8.41% (1 mo. USD Term SOFR + 4.000%)(1)	08/19/28	751,935	751,571
Goosehead Insurance Holdings LLC Term Loan B 10.00% (3 mo. USD Term SOFR + 2.500%)(1)	01/08/32	413,793	416,379

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Insurance (Continued)
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	07/31/31	$723,188	$728,113

			5,468,029

Internet—5.1%
Barracuda Networks, Inc. 2022 Term Loan 8.79% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	1,570,173	1,387,397
BEP Intermediate Holdco LLC Replacement Term Loan 7.56% (1 mo. USD Term SOFR + 3.250%)(1)	04/25/31	740,470	747,878
Delivery Hero SE 2024 USD Term Loan B 9.52% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	1,790,544	1,808,002
Go Daddy Operating Co. LLC 2024 Term Loan B8 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	11/09/29	622,812	624,394
Hoya Midco LLC 2025 Term Loan B 0.00% (3)	02/03/29	1,330,000	1,330,000
Magnite, Inc. 2024 First Lien Term Loan B 8.06% (1 mo. USD Term SOFR + 3.750%)(1)	02/06/31	1,675,328	1,699,410
MH Sub I LLC 2023 Term Loan 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	879,814	871,843
MH Sub I LLC 2024 Term Loan B4 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	12/11/31	250,098	243,283
Polaris Purchaser, Inc. USD Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	03/03/31	1,086,992	1,097,862
Proofpoint, Inc. 2024 Term Loan 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	08/31/28	1,000,000	1,007,190
PUG LLC 2024 Extended Term Loan B 9.06% (1 mo. USD Term SOFR + 4.750%)(1)	03/15/30	1,336,455	1,342,723
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.79% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	1,273,475	1,289,393
TripAdvisor, Inc. Term Loan 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	07/08/31	724,746	729,276
WatchGuard Technologies, Inc. Term Loan 0.00%(3)	07/02/29	1,027,718	1,020,971

			15,199,622

Investment Companies—1.0%
AAL Delaware Holdco, Inc. 2024 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	07/30/31	1,234,087	1,243,922
FinCo I LLC 2024 Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	06/27/29	736,126	740,955
HDI Aerospace Intermediate Holding III Corp. Term Loan B 0.00%(3)	09/19/31	333,333	335,000
Intrado Corp. 2023 Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	01/31/30	734,398	734,017

			3,053,894

Iron & Steel—0.2%
TMS International Corp. 2024 1st Lien Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	03/02/30	682,926	689,755

Leisure Time—1.4%
Alterra Mountain Co. 2024 Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	08/17/28	997,500	1,005,610
Alterra Mountain Co. 2024 Term Loan B7 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	05/31/30	465,889	470,257
Arcis Golf LLC 2023 Term Loan B 7.07% (1 mo. USD Term SOFR + 2.750%)(1)	11/24/28	975,150	983,078
Arcis Golf LLC 2025 Term Loan B 0.00% (3)	11/24/28	650,000	655,285
Lakeland Tours LLC 2020 HoldCo Term Loan 8.00%(9)	09/25/27	677,334	40,640
LC AHAB U.S. Bidco LLC Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	05/01/31	332,500	333,955
Sabre GLBL, Inc. 2021 Term Loan B1 0.00%(3)	12/17/27	115,564	112,530
Sabre GLBL, Inc. 2021 Term Loan B2 0.00%(3)	12/17/27	134,436	130,907
Sabre GLBL, Inc. 2022 Term Loan B 8.66% (1 mo. USD Term SOFR + 4.250%)(1)	06/30/28	364,746	356,426
Sabre GLBL, Inc. 2024 Term Loan B1 10.41% (1 mo. USD Term SOFR + 6.000%)(1)	11/15/29	122,211	122,516

			4,211,204

Machinery-Construction & Mining—0.3%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.59% (1 mo. USD Term SOFR + 2.250%)(1)	01/27/31	748,120	751,113

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Machinery-Diversified—1.5%
Arcline FM Holdings LLC 2024 Term Loan 9.57% (3 mo. USD Term SOFR + 4.500%)(1)	06/23/28	$1,441,735	$1,446,421
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	08/31/28	384,211	387,773
SPX Flow, Inc. 2024 1st Lien Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	04/05/29	1,167,144	1,179,493
TK Elevator U.S. Newco, Inc. USD Term Loan B 7.75% (6 mo. USD Term SOFR + 3.500%)(1)	04/30/30	658,974	664,638
Victory Buyer LLC Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(1)	11/19/28	691,326	680,586

			4,358,911

Media—1.2%
Charter Communications Operating LLC 2024 Term Loan B5 6.56% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	625,871	625,990
CSC Holdings LLC 2019 Term Loan B5 7.17% (6 mo. USD LIBOR + 2.500%)(1)	04/15/27	866,622	809,074
NEP Group, Inc. 2023 Incremental Term Loan B 8.43% (1 mo. USD Term SOFR + 4.000%)(1),(12)	08/19/26	504,639	454,594
NEP Group, Inc. 2023 Term Loan B 7.68% (1 mo. USD Term SOFR + 3.250%)(1)	08/19/26	991,255	896,159
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan 11.43% (1 mo. USD Term SOFR + 7.000%)(1)	10/19/26	440,000	351,450
United Talent Agency LLC 2024 Term Loan B 8.05% (1 mo. USD Term SOFR + 3.750%)(1)	07/07/28	481,193	485,403

			3,622,670

Metal Fabricate & Hardware—0.5%
AZZ, Inc. Term Loan B 6.81% (1 mo. USD Term SOFR + 2.500%)(1)	05/13/29	1,359,672	1,370,237

Mining—0.4%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.78% (3 mo. USD Term SOFR + 7.000%)(1),(13)	06/09/28	331,547	336,520
Arsenal AIC Parent LLC 2025 Term Loan B 0.00%(3)	08/18/30	880,755	886,260

			1,222,780

Miscellaneous Manufacturers—0.7%
Rohm Holding GmbH USD Term Loan B 9.83% (3 mo. USD Term SOFR + 5.500%)(1)	07/31/26	1,344,987	1,337,422
Technimark Holdings LLC 2024 Term Loan 7.55% (1 mo. USD Term SOFR + 3.250%)(1)	04/14/31	748,125	748,592

			2,086,014

Office/Business Equipment—0.6%
Xerox Holdings Corp. 2023 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	11/17/29	1,888,352	1,881,281

Oil & Gas—0.2%
Apro LLC 2024 Term Loan B 8.27% (3 mo. USD Term SOFR + 3.750%)(1)	07/09/31	457,188	458,616

Oil & Gas Services—0.3%
ChampionX Corp. 2022 Term Loan B2 7.16% (1 mo. USD Term SOFR + 2.750%)(1)	06/07/29	493,750	495,448
MRC Global U.S., Inc. 2024 Term Loan B 7.62% (3 mo. USD Term SOFR + 3.500%)(1)	10/24/31	400,000	404,000

			899,448

Packaging & Containers—2.0%
Anchor Packaging, Inc. 2024 1st Lien Term Loan 7.55% (1 mo. USD Term SOFR + 3.250%)(1)	07/18/29	296,061	298,745
Balcan Innovations, Inc. Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(1)	10/10/31	1,500,000	1,513,125
Graham Packaging Co., Inc. 2024 Term Loan B 6.81% (1 mo. USD Term SOFR + 2.500%)(1)	08/04/27	697,642	701,036
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4 6.81% (1 mo. USD Term SOFR + 2.500%)(1)	09/24/28	1,144,544	1,149,940
Plaze, Inc. 2020 Incremental Term Loan 8.18% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	978,701	926,791
Pretium Packaging LLC First Out Term Loan A 9.57% (3 mo. USD Term SOFR + 5.000%)(1),(12)	10/02/28	1,131	1,159
Proampac PG Borrower LLC 2024 Term Loan 8.52% (3 mo. USD Term SOFR + 4.000%)(1)	09/15/28	1,302,725	1,307,336

			5,898,132

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals—3.4%
Curium Bidco SARL 2024 Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	07/31/29	$987,537	$996,025
IVC Acquisition Ltd. 2024 USD Term Loan B 8.04% (3 mo. USD Term SOFR + 3.750%)(1)	12/12/28	1,313,017	1,321,637
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	749,923	752,893
LSCS Holdings, Inc. 2021 1st Lien Term Loan 8.93% (1 mo. USD Term SOFR + 4.614%)(1)	12/16/28	1,309,983	1,321,445
Option Care Health, Inc. 2021 Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	10/27/28	539,510	544,298
Organon & Co. 2024 USD Term Loan 6.55% (1 mo. USD Term SOFR + 2.250%)(1)	05/19/31	495,161	497,637
Perrigo Investments LLC 2024 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	1,294,521	1,298,566
RxBenefits, Inc. 2020 Term Loan 8.93% (1 mo. USD Term SOFR + 4.500%)(1)	12/20/27	492,347	490,501
RxBenefits, Inc. 2023 Incremental Term Loan 9.56% (1 mo. USD Term SOFR + 5.250%)(1)	12/20/27	695,757	693,148
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(1)	12/04/31	1,530,612	1,544,327
Vizient, Inc. 2024 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	08/01/31	731,080	738,390

			10,198,867

Pipelines—0.8%
ITT Holdings LLC 2024 Term Loan B 7.06% (1 mo. USD Term SOFR + 2.750%)(1)	10/11/30	1,009,520	1,017,218
NGP XI Midstream Holdings LLC Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	07/25/31	925,000	935,406
WaterBridge Midstream Operating LLC 2024 Term Loan B 9.02% (3 mo. USD Term SOFR + 4.500%)(1)	05/10/29	465,500	471,682

			2,424,306

Real Estate—0.0%
Avison Young Canada, Inc. 2024 Second Out Term Loan 12.65% (3 mo. USD Term SOFR + 8.000%)(1)	03/12/29	7,909	6,202
Avison Young Canada, Inc. 2024 Third Out Term Loan 12.42% (1 mo. USD Term SOFR + 8.000%)(1),(9)	03/12/29	165,234	102,445

			108,647

REIT—0.8%
Iron Mountain, Inc. 2023 Term Loan B 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/31	537,123	538,197
OEG Borrower LLC 2024 Term Loan B 7.85% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	1,030,750	1,033,327
SBA Senior Finance II LLC 2024 Term Loan B 6.07% (1 mo. USD Term SOFR + 1.750%)(1)	01/25/31	748,116	749,694

			2,321,218

Retail—2.9%
BJ’s Wholesale Club, Inc. 2023 Term Loan B 6.08% (1 mo. USD Term SOFR + 1.750%)(1)	02/03/29	1,000,000	1,008,855
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.59% (1 mo. USD Term SOFR + 3.250%)(1)	11/01/31	464,322	452,004
EG Group Ltd. 2024 Term Loan B 8.61% (3 mo. USD Term SOFR + 4.250%)(1)	02/07/28	193,153	195,884
Great Outdoors Group LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(1)	01/16/32	624,528	629,471
K-Mac Holdings Corp. 2021 Term Loan 7.93% (1 mo. USD Term SOFR + 3.500%)(1)	07/21/28	203,490	205,335
K-Mac Holdings Corp. 2024 Add-on Term Loan 8.68% (1 mo. USD Term SOFR + 4.250%)(1)	07/21/28	496,250	500,178
KFC Holding Co. 2021 Term Loan B 6.16% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	1,220,793	1,224,608
MIC Glen LLC 2025 Term Loan 0.00%(3)	07/21/28	432,693	436,616
Michaels Cos., Inc. 2021 Term Loan B 8.84% (3 mo. USD Term SOFR + 4.250%)(1)	04/17/28	147,564	120,265
Pacific Bells LLC 2024 Repriced Term Loan B 8.34% (3 mo. USD Term SOFR + 4.000%)(1)	11/13/28	981,895	984,084

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Retail (Continued)
Peer Holding III BV 2023 USD Term Loan B4 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	10/28/30	$1,464,834	$1,474,597
Staples, Inc. 2024 Term Loan B 10.18% (3 mo. USD Term SOFR + 5.750%)(1)	09/04/29	448,875	433,304
Tacala LLC 2024 Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	01/31/31	992,513	1,006,467

			8,671,668

Software—7.9%
AQA Acquisition Holding, Inc. 2024 Term Loan 8.29% (3 mo. USD Term SOFR + 4.000%)(1)	03/03/28	250,000	252,250
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan 10.04% (3 mo. USD Term SOFR + 5.750%)(1)	07/30/32	750,000	745,549
Boxer Parent Co., Inc. 2024 USD Term Loan B 7.29% (3 mo. USD Term SOFR + 3.000%)(1)	07/30/31	745,000	749,083
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.06% (1 mo. USD Term SOFR + 3.750%)(1)	12/29/28	1,156,754	1,097,470
Castle U.S. Holding Corp. USD Term Loan B 8.53% (3 mo. USD Term SOFR + 3.750%)(1)	01/29/27	960,417	592,457
Central Parent, Inc. 2024 Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	07/06/29	113,208	108,375
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	03/30/29	1,022,233	1,030,222
Cloud Software Group, Inc. 2024 USD Term Loan 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	03/21/31	518,755	522,991
DTI Holdco, Inc. 2022 Term Loan 9.06% (1 mo. USD Term SOFR + 4.750%)(1)	04/26/29	1,725,354	1,742,418
EagleView Technology Corp. 2018 Add On Term Loan B 8.09% (3 mo. USD Term SOFR + 3.500%)(1)	08/14/25	2,624,521	2,512,717
EP Purchaser LLC 2023 Term Loan B 9.09% (3 mo. USD Term SOFR + 4.500%)(1)	11/06/28	282,738	283,446
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 0.00%(3)	01/23/32	950,000	953,567
Open Text Corp. 2023 Term Loan B 6.06% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/30	1,087,278	1,089,937
Pegasus Bidco Ltd. 2024 Term Loan 8.83% (3 mo. USD Term SOFR + 4.500%)(1)	08/16/31	650,000	655,687
Planview Parent, Inc. 2024 1st Lien Term Loan 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	12/17/27	746,878	753,178
Playtika Holding Corp. 2021 Term Loan B1 7.18% (1 mo. USD Term SOFR + 2.750%)(1)	03/13/28	937,554	942,448
PointClickCare Technologies, Inc. 2024 USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	11/03/31	1,020,000	1,028,609
Press Ganey Holdings, Inc. 2024 1st Lien Term Loan B 7.56% (1 mo. USD Term SOFR + 3.250%)(1)	04/30/31	311,643	312,826
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 0.00%(3)	10/28/30	1,000,000	1,010,885
Pushpay USA, Inc. 2025 Term Loan 0.00%(3)	08/16/31	550,000	554,812
Quartz Acquireco LLC 2024 Term Loan B1 7.08% (3 mo. USD Term SOFR + 2.750%)(1)	06/28/30	1,452,944	1,462,933
RealPage, Inc. 2024 Incremental Term Loan 8.08% (3 mo. USD Term SOFR + 3.750%)(1)	04/24/28	1,003,402	1,011,198
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.31% (1 mo. USD Term SOFR + 4.000%)(1)	04/05/30	1,584,310	1,584,857
Sophia LP 2024 1st Lien Term Loan B 7.31% (1 mo. USD Term SOFR + 3.000%)(1)	10/09/29	480,387	483,839
SS&C Technologies, Inc. 2024 Term Loan B8 6.31% (1 mo. USD Term SOFR + 2.000%)(1)	05/09/31	630,618	633,109
Storable, Inc. Term Loan B 7.81% (1 mo. USD Term SOFR + 3.500%)(1)	04/17/28	960,552	968,659
Waystar Technologies, Inc. 2024 1st Lien Term Loan B 6.56% (1 mo. USD Term SOFR + 2.250%)(1)	10/22/29	268,653	270,332

			23,353,854

Telecommunications—1.7%
Altice Financing SA 2022 USD Term Loan 9.30% (3 mo. USD Term SOFR + 5.000%)(1)	10/31/27	919,442	809,491
Altice France SA 2023 USD Term Loan B14 9.80% (3 mo. USD Term SOFR + 5.500%)(1)	08/15/28	524,792	444,761

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Telecommunications (Continued)
CCI Buyer, Inc. Term Loan 8.33% (3 mo. USD Term SOFR + 4.000%)(1)	12/17/27	$1,329,475	$1,336,953
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(9)	01/16/26	292,034	1,606
Frontier Communications Corp. 2025 Term Loan B 6.80% (1 mo. USD Term SOFR + 2.500%)(1)	07/01/31	1,246,875	1,257,785
Lorca Holdco Ltd. 2024 USD Term Loan 7.83% (3 mo. USD Term SOFR + 3.500%)(1)	03/25/31	2,571	2,587
Zayo Group Holdings, Inc. USD Term Loan 7.43% (1 mo. USD Term SOFR + 3.000%)(1)	03/09/27	1,147,175	1,106,715

			4,959,898

Transportation—0.1%
Third Coast Infrastructure LLC Term Loan B 8.56% (1 mo. USD Term SOFR + 4.250%)(1)	09/25/30	250,000	251,329

Total Bank Loans (Cost: $269,638,906)			269,488,838

CORPORATE BONDS—3.5%

Aerospace/Defense—0.2%
Boeing Co. 6.30%	05/01/29	500,000	520,050

Commercial Services—0.2%
Block, Inc. 6.50%(2)	05/15/32	500,000	511,860

Electric—0.3%
Alpha Generation LLC 6.75%(2)	10/15/32	1,000,000	1,011,330

Entertainment—0.2%
WMG Acquisition Corp. 3.88%(2)	07/15/30	500,000	458,025

Environmental Control—0.2%
Waste Pro USA, Inc. 7.00%(2)	02/01/33	500,000	505,715

Health Care-Services—0.2%
UnitedHealth Group, Inc. 4.50%	04/15/33	500,000	475,725

Household Products/Wares—0.0%
Spectrum Brands, Inc. 3.88%(2)	03/15/31	141,000	121,621

Internet—0.2%
Uber Technologies, Inc. 4.80%	09/15/34	750,000	718,965

Media—0.3%
VZ Secured Financing BV (Netherlands) 5.00%(2)	01/15/32	1,000,000	894,230

Packaging & Containers—0.2%
Berry Global, Inc. 5.65%(2)	01/15/34	500,000	505,485

Pharmaceuticals—0.7%
Bayer U.S. Finance II LLC (Germany) 6.50%(2)	11/21/33	500,000	515,135
Bristol-Myers Squibb Co. 5.20%	02/22/34	500,000	500,375
Grifols SA (Spain)
3.88%(14)	10/15/28	1,000,000	933,775
4.75%(2)	10/15/28	50,000	46,301

			1,995,586

REIT—0.1%
Hudson Pacific Properties LP 3.95%	11/01/27	500,000	457,735

Retail—0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada) 3.50%(2)	02/15/29	500,000	463,050
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%(2)	04/01/26	200,000	199,542

			662,592

Software—0.5%
Constellation Software, Inc. (Canada) 5.46%(2)	02/16/34	1,000,000	1,004,620
Open Text Corp. (Canada) 6.90%(2)	12/01/27	500,000	517,475

			1,522,095

Total Corporate Bonds (Cost: $10,383,154)			10,361,014

U.S. TREASURY SECURITIES—0.5%
U.S. Treasury Notes
4.25%	01/31/30	1,165,000	1,160,859
4.38%	12/31/29	255,000	255,498

Total U.S. Treasury Securities (Cost: $1,412,981)			1,416,357

Total Fixed Income Securities (Cost: $284,324,978)			284,197,749

		Shares
COMMON STOCK —0.1%
Real Estate—0.0%
Avison Young Canada, Inc.(9),(15)		370	139

Telecommunications—0.1%
Intelsat SA(9),(15)		9,683	315,806

Total Common Stock (Cost: $324,132)			315,945

		Principal Amount
PREFERRED STOCK—0.1%
Real Estate—0.1%
Avison Young Canada, Inc.(9),(15)		1,054,697	448,246

Total Preferred Stock (Cost: $697,797)			448,246

		Shares
WARRANTS—0.0%
Entertainment—0.0%
Cineworld Group PLC(9),(15)		229,579	—

Total Warrants (Cost: $—)			—

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Shares	Value
MONEY MARKET INVESTMENTS—6.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.33%(16)	14,864,128	$14,864,128
TCW Central Cash Fund, 4.36%(16),(17)	3,246,639	3,246,639
Total Money Market Investments (Cost: $18,110,767)		18,110,767

Total Investments (102.2%) (Cost: $303,457,674)		303,072,707

Net unrealized appreciation on unfunded commitments—0.0%		7,112
Liabilities In Excess Of Other Assets (-2.2%)		(6,636,862)
Net Assets (100.0%)		$296,442,957

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
3	Euro-Bobl Future	03/6/25	$(364,529)	$(365,466)	$(937)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(18)
Bank Of America	EUR	906,000	04/11/25	$928,423	$944,850	$(16,427)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $9,685,929 or 3.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Trustees.
(3)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(4)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $27,080, at an interest rate of 7.40% and a maturity of December 11, 2031. The investment is not accruing an unused commitment fee
(5)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,667, at an interest rate of 11.43% and a maturity of June 9, 2028. The investment is not accruing an unused commitment fee.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $122,605, at an interest rate of 9.00% and a maturity of October 10, 2031. The investment is not accruing an unused commitment fee.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $261,111, at an interest rate of 10.06% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 1.00% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $43,333, at an interest rate of 7.56% and a maturity of November 19, 2031. The investment is accruing an unused commitment fee of 1.63% per annum.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $26,042, at an interest rate of 8.18% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.75% per annum.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $45,627, at an interest rate of 7.81% and a maturity of October 23, 2031. The investment is accruing an unused commitment fee of 3.75% per annum
(12)	Payment in kind.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $263,973 at an interest rate of 11.43% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(14)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2025, the value of these securities amounted to $933,775 or 0.3% of net assets.
(15)	Non-income producing security.
(16)	Rate disclosed is the 7-day net yield as of January 31, 2025.
(17)	Affiliated issuer.
(18)	Fund sells foreign currency, buys U.S. Dollar.

TCW Senior Loan ETF

Schedule of Investments (Continued)

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended January 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2025	Value at January 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$53,146,639	$49,900,000	3,246,639	$3,246,639	$171,470	$—	$—	$—

Total					$3,246,639	$171,470	$—	$—	$—

TCW Senior Loan ETF

Investments by Sector (Unaudited)	January 31, 2025

Sector	Percentage of Net Assets
Bank Loans	90.9%
Money Market Investments	6.1
Corporate Bonds	3.5
Asset-Backed Securities	1.0
U.S. Treasury Securities	0.5
Preferred Stock	0.1
Common Stock	0.1
Warrants	0.0
Other*	(2.2)

Total	100.0%

*	Includes pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	January 31, 2025

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments:

Futures Contracts

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$267,584,876	$1,903,962	$269,488,838
Corporate Bonds*	—	10,361,014	—	10,361,014
Asset-Backed Securities	—	2,931,540	—	2,931,540
U.S. Treasury Securities	1,416,357	—	—	1,416,357
Unfunded Commitments Appreciation	—	7,112	—	7,112

Total Fixed Income Securities	1,416,357	280,884,542	1,903,962	284,204,861

Preferred Stock*	—	—	448,246	448,246
Common Stock*	—	—	315,945	315,945
Warrants*	—	—	—	—
Money Market Investments	18,110,767	—	—	18,110,767

Total Investments	$19,527,124	$280,884,542	$2,668,153	$303,079,819

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(16,427)	$—	$(16,427)
Futures Contracts
Interest Rate Risk	(937)	—	—	(937)

Total	$(937)	$(16,427)	$—	$(17,364)

*	See Schedule of Investments for corresponding industries.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Corporate Bond ETF	Asset-Backed Securities	Commercial Mortgage- Backed Securities— Non-Agency	Total
Balance as of October 31, 2024	$32,373	$1	$32,374
Accrued Discounts (Premiums)	—	594	594
Realized Gain (Loss)	—	(3,407)	(3,407)
Change in Unrealized Appreciation (Depreciation)	125	2,990	3,115
Purchases	—	—	—
Sales	(688)	(178)	(866)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2025	$31,810	$— *	$31,810

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2025	$125	$—	$125

*	Amount is less than $1

TCW FLEXIBLE INCOME ETF	Asset-Backed Securities	Bank Loans		Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Convertible Corporate Bonds	Corporate Bonds	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31 2024	$395,664	$127,519		$686,890	$336,156	$2,504	39,562	3,493,797	$5,082,092
Accrued Discounts (Premiums)	—	—		(19,252)	—	200	2,480	(181,394)	(197,966)
Realized Gain (Loss)	—	—		—	—	(2,215)	(27,834)	(226,455)	(256,504)
Change in Unrealized Appreciation (Depreciation)	1,527	(444)		28,907	25,137	1,213	8,485	212,094	276,919
Purchases	3,110,000	89,342		—	—	—	—	—	3,199,342
Sales	(8,405)	—		—	—	—	(19,798)	(6,469)	(34,672)
Transfers in to Level 3	—	—		—	—	—	—	—	—
Transfers out of Level 3	—	(127,519	)(1)	—	—	(1,702)	—	—	(129,221)

Balance as of January 31 2025	$3,498,786	$88,898		$696,545	$361,293	$—	$2,895	$3,291,573	$7,939,990

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2025	$1,527	$(444)		$28,907	$25.137	$1,213	$121	$212,094	$268,555

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans		Common Stock	Preferred Stock	Total
Balance as of October 31, 2024	$2,220,511		$293,493	$369,144	$2,883,148
Accrued Discounts (Premiums)	48,787		—	—	48,787
Realized Gain (Loss)	30,577		—	—	30,577
Change in Unrealized Appreciation (Depreciation)	(265,332)		22,452	79,102	(163,778)
Purchases	172,010		—	—	172,010
Sales	(63,492)		—	—	(63,492)
Transfers in to Level 3			—	—	—
Transfers out of Level 3	(239,099	) (1)	—	—	(239,099)

Balance as of December 31, 2024	$1,903,962		$315,945	$448,246	$2,668,153

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2025	$(265,332)		$22,452	$79,102	$(163,778)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2025 are as follows:

Description	Fair Value at January 31, 2025		Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Corporate Bond ETF
Asset-Backed Securities	$31,810		Broker Quote	Offered Quote	$91.309	$91.309	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$0	*	Third-Party Vendor	Vendor Prices	$0.001	$0.001	Increase
TCW High Yield Bond ETF
Warrants	$0		Broker Quote	Offered Quote	$0.000	$0.000	Increase
TCW Flexible Income ETF
Asset-Backed Securities	$3,498,786		Broker Quote	Offered Quote	$91.309 - $100.000	$98.953	Increase
Bank Loans	$88,898		Broker Quote	Offered Quote	$100.000	$100.000	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$696,522		Broker Quote	Offered Quote	$99.580 - $102.050	$101.359	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$23		Third-party Vendor	Vendor Prices	$0.001	$0.001	Increase
Common Stock	$361,293		Third-party Vendor	Vendor Prices	$0.204 - $32.615	$8.645	Increase
Corporate Bonds	$2,895		Third-party Vendor	Vendor Prices	$1.214 - $3.436	$2.257	Increase
Residential Mortgage-Backed Securities — Non-Agency	$3,291,573		Broker Quote	Offered Quote	$0.001 - $10.478	$4.335	Increase
Warrants	$0		Broker Quote	Offered Quote	$0.000	$0.000	Increase
TCW Senior Loan ETF
Bank Loans	$1,760,877		Broker Quote	Offered Quote	$0.550 - $99.136	$85.205	Increase
Bank Loans	$143,085		Third-party Vendor	Vendor Prices	$6.000 - $62.000	$16.982	Increase
Common Stock	$315,945		Third-party Vendor	Vendor Prices	$0.375 - $32.615	$31.428	Increase
Preferred Stock	$448,246		Third-party Vendor	Vendor Prices	$0.425	$0.425	Increase
Warrants	$0		Broker Quote	Offered Quote	$0.000	$0.000	Increase

*	Amount is less than $1.

Note 2 – Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Funds at January 31, 2025 are listed in the Funds’ Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earns additional income for lending its securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at January 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended January 31, 2025, the Funds utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2025 are listed in the Funds’ Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended January 31, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2025, the TCW Corporate Bond ETF entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2025.

Note 4 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of January 31, 2025:

TCW Flexible Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC Term Loan	12/30/29	$33,333	$(208)
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	46,493	611
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	88,708	1,774

		168,534	2,177

TCW High Yield Bond ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC Term Loan	12/30/29	$13,889	$(87)
Ryan LLC Term Loan	11/14/30	9,524	42
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	8,185	107

		31,598	62

TCW Multisector Credit Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	11/21/31	$19,231	$90
Archkey Solutions LLC 2024 Term Loan B	10/10/31	25,862	162

		45,093	252

TCW Senior Loan ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	11/21/31	$27,080	$195
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	263,973	5,277
Amspec Parent LLC 2024 Term Loan	12/22/31	46,667	329
Archkey Solutions LLC 2024 Term Loan B	10/10/31	122,605	1,379
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	26,042	405
Hanger, Inc. 2024 Term Loan B	10/23/31	45,627	741
Kelso Industries LLC Term Loan	12/30/29	261,111	(1,632)
Raven Acquisition Holdings LLC Term Loan B	11/19/31	43,333	418

		836,438	7,112